UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-07173

T. Rowe Price Personal Strategy Funds, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: May 31

Date of reporting period: February 28, 2017

Item 1. Schedule of Investments

Personal Strategy Funds	February 28, 2017

T. Rowe Price Personal Strategy Balanced Fund

Unaudited

Portfolio of Investments ‡

(Cost and value in $000s)

	Shares/Par	$ Value
COMMON STOCKS 55.0%		
CONSUMER DISCRETIONARY 8.1%		
Auto Components 0.4%		
Aisin Seiki (JPY)	17,000	844
Autoliv, GDR (SEK)	11,585	1,215
Delphi Automotive	35,742	2,721
Gentherm (1)	18,475	670
GKN (GBP)	347,203	1,551
Koito Manufacturing (JPY)	11,900	614
Sumitomo Rubber Industries (JPY)	55,400	914
		8,529
Automobiles 0.6%		
BMW (EUR)	15,250	1,362
Ferrari	12,300	800
General Motors	7,046	259
Honda Motor (JPY)	109,600	3,395
Suzuki Motor (JPY)	44,900	1,755
Tesla Motors (1)	11,903	2,976
Toyota Motor (JPY)	50,800	2,874
		13,421
Distributors 0.0%		
Core-Mark Holding	14,100	459
		459
Diversified Consumer Services 0.0%		
American Public Education (1)	7,000	169
		169
Hotels, Restaurants & Leisure 1.0%		
Bojangles (1)	7,530	158
Brinker	8,300	351
Compass Group (GBP)	138,525	2,573

Denny's (1)	33,200	417
Domino's Pizza	1,170	222
Hilton Grand Vacations (1)	7,500	225
Hilton Worldwide Holdings	32,964	1,885
Jack in the Box	7,800	731
Las Vegas Sands	39,758	2,105
Marriott, Class A	27,368	2,381
MGM Resorts International (1)	73,100	1,922
Norwegian Cruise Line Holdings (1)	54,509	2,764
Red Robin Gourmet Burgers (1)	7,828	357
Royal Caribbean Cruises	18,800	1,807
Sonic	26,649	674
Starbucks	20,600	1,171
Wingstop	11,400	300
Yum! Brands	27,800	1,816
		21,859
Household Durables 0.3%		
Calatlantic	2,380	84
Lennar, Class A	19,800	966
Meritage (1)	8,100	288
Panasonic (JPY)	186,400	2,046
Persimmon (GBP)	85,368	2,183
Sony (JPY)	29,300	905
Tempur Sealy International (1)	16,000	739
		7,211
Internet & Direct Marketing Retail 2.8%		
Amazon.com (1)(12)	39,796	33,629
Ctrip.com International, ADR (1)	42,820	2,031
Etsy (1)	9,600	116
HSN	4,800	181
Liberty TripAdvisor Holdings, Class A (1)	13,900	187
Netflix (1)	33,390	4,746
Priceline (1)	10,890	18,776
		59,666

Leisure Products 0.1%		
Mattel	39,994	1,029
Nautilus Group (1)	5,500	89
		1,118
Media 1.1%		
Cable One	800	500
Charter Communications, Class A (1)	6,923	2,237
Comcast, Class A	133,600	4,999
CyberAgent (JPY)	41,100	1,143
Eutelsat Communications (EUR)	59,910	1,179
Liberty Global, Class A (1)	36,892	1,317
Liberty Global, Class C (1)	53,613	1,881
New Media Investment	7,900	122
Scholastic	6,698	302
Sky (GBP)	197,782	2,448
Twenty-First Century Fox	129,432	3,799
Walt Disney	14,900	1,640
WPP (GBP)	129,414	3,045
		24,612
Multiline Retail 0.2%		
Dollar General	32,000	2,337
Lojas Renner (BRL)	108,863	891
Marks & Spencer Group (GBP)	173,054	718
Ollies Bargain Outlet Holdings (1)	7,971	250
Tuesday Morning (1)	42,200	154
		4,350
Specialty Retail 1.2%		
AutoZone (1)	2,100	1,547
Burlington Stores (1)	8,500	757
Chico's	33,200	481
Five Below (1)	7,600	293
Home Depot	32,820	4,756
Kingfisher (GBP)	592,757	2,418

L Brands	15,700	826
Lowe's	91,680	6,818
Michaels (1)	21,700	436
Monro Muffler Brake	6,250	359
O'Reilly Automotive (1)	12,113	3,291
RH (1)	6,350	193
Ross Stores	40,700	2,791
Tile Shop Holdings (1)	26,400	465
TSC	8,078	573
Zumiez (1)	19,900	406
		26,410
Textiles, Apparel & Luxury Goods 0.4%		
Burberry (GBP)	106,755	2,286
Coach	13,800	526
Kering (EUR)	6,483	1,577
Moncler (EUR)	69,947	1,336
Samsonite International (HKD)	452,100	1,371
Skechers U.S.A., Class A (1)	22,400	575
		7,671
Total Consumer Discretionary		175,475
CONSUMER STAPLES 3.8%		
Beverages 0.3%		
Boston Beer, Class A (1)	1,800	285
Constellation Brands, Class A	3,870	615
Diageo (GBP)	94,723	2,671
Dr Pepper Snapple	838	78
Kirin Holdings (JPY)	106,300	1,834
Molson Coors Brewing, Class B	2,100	211
Monster Beverage (1)	4,300	178
PepsiCo	14,332	1,582
		7,454

Food & Staples Retailing 0.6%		
Costco Wholesale	6,190	1,097
CVS Health	17,819	1,436
Performance Food (1)	7,200	170
Seven & i Holdings (JPY)	60,700	2,377
Sprouts Farmers Market (1)	9,800	181
Walgreens Boots Alliance	95,108	8,215
		13,476
Food Products 1.4%		
Bunge Limited	28,853	2,362
Cal-Maine Foods	13,462	511
Danone (EUR)	20,000	1,323
Mondelez International	30,354	1,333
Nestle (CHF)	114,953	8,483
Pinnacle Foods	18,100	1,034
Post Holdings (1)	6,700	549
Snyders-Lance	6,400	253
TreeHouse Foods (1)	10,800	919
Tyson Foods, Class A	199,879	12,505
Wilmar International (SGD)	568,900	1,475
		30,747
Household Products 0.2%		
Procter & Gamble	36,620	3,335
		3,335
Personal Products 0.5%		
Conyers Park Acquisition, Equity Units (1)	14,347	161
L'Oreal (EUR)	15,858	2,952
Pola Orbis Holdings (JPY)	10,500	1,003
Unilever (GBP)	132,833	6,302
		10,418

Tobacco 0.8%		
Philip Morris International	154,707	16,917
		16,917
Total Consumer Staples		82,347
ENERGY 1.9%		
Energy Equipment & Services 0.1%		
Diamond Offshore Drilling (1)	12,200	205
Dril-Quip (1)	3,400	209
Forum Energy Technologies (1)	7,400	161
Frank's International	8,200	100
Keane (1)	7,100	124
SEACOR Holdings (1)	6,500	448
Tesco (1)	11,700	98
WorleyParsons (AUD) (1)	124,319	1,012
		2,357
Oil, Gas & Consumable Fuels 1.8%		
Beach Energy (AUD)	27,634	15
Centennial Resource Development, Acquisition Date: 12/28/16 Cost $65 (1)(2)	4,472	80
Centennial Resource development, Class A (1)	6,511	122
Centennial Resource Development, Warrant 10/11/21 (1)	2,037	14
Chevron	35,292	3,970
Diamondback Energy (1)	4,600	464
Enbridge	45,577	1,907
EOG Resources	47,504	4,607
Jagged Peak Energy (1)	9,700	134
Marathon Petroleum	71,914	3,567
Matador Resources (1)	15,000	361
Occidental Petroleum	67,440	4,421
Parsley Energy, Class A (1)	10,600	322
Royal Dutch Shell, B Shares, ADR	51,500	2,832
SM Energy	4,700	116
Statoil (NOK)	80,632	1,422

Total (EUR)	83,907	4,187
Total, ADR	133,752	6,684
TransCanada	77,839	3,580
		38,805
Total Energy		41,162

FINANCIALS 10.8%

Banks 5.0%

Atlantic Capital Bancshares (1)	9,080	163
Australia & New Zealand Banking (AUD)	164,091	3,884
Bank of NT Butterfield & Son	8,300	271
BankUnited	24,100	955
Barclays, ADR	76,720	858
Blue Hills Bancorp	9,339	171
BNC Bancorp	12,486	449
BNP Paribas (EUR)	63,172	3,696
Bridge Bancorp	9,100	324
Capital Bank Financial, Class A	14,100	575
Chemical Financial	5,225	278
Citigroup	82,440	4,931
Citizens Financial	34,634	1,294
Commerzbank (EUR)	75,779	578
CU Bancorp (1)	2,705	106
Danske Bank, A Shares (DKK)	60,711	2,024
DBS Group (SGD)	201,142	2,686
DNB (NOK)	248,458	4,074
East West Bancorp	8,303	449
FB Financial (1)	6,600	210
Fifth Third Bancorp	131,247	3,601
First Hawaiian	9,942	315
First Horizon National	28,800	574
First Republic Bank	8,523	800
Guaranty Bancorp	3,200	79
Heritage Commerce	16,121	229
Home Bancshares	17,700	498

ING Groep (EUR)	273,725	3,771
Intesa Sanpaolo (EUR)	788,414	1,836
JPMorgan Chase (12)	246,339	22,323
KeyCorp	122,017	2,290
Live Oak Bancshares	4,863	112
Lloyds Banking Group (GBP)	2,946,530	2,512
National Bank of Canada (CAD)	60,200	2,569
Nordea Bank (SEK)	256,020	2,993
Pacific Continental	5,482	138
Park Sterling	23,282	276
Pinnacle Financial Partners	5,000	347
PNC Financial Services Group	29,876	3,801
Popular	9,500	419
Prosperity Bancshares	9,400	701
Seacoast Banking (1)	6,268	146
Simmons First National, Class A	2,800	161
Standard Chartered (GBP) (1)	121,284	1,087
Sumitomo Mitsui Trust Holdings (JPY)	61,297	2,200
Svenska Handelsbanken, A Shares (SEK)	217,501	3,020
Swedbank, A Shares (SEK)	59,693	1,471
Synovus Financial	11,189	472
Texas Capital Bancshares (1)	9,870	880
Towne Bank/Portsmouth VA	11,843	385
Tristate Capital Holdings (1)	3,917	92
U.S. Bancorp	94,282	5,186
United Overseas Bank (SGD)	100,300	1,537
Webster Financial	8,552	470
Wells Fargo	191,409	11,079
WestAmerica Bank	2,900	168
Western Alliance Bancorp (1)	18,000	930
		107,444
Capital Markets 2.7%		
Ameriprise Financial	40,248	5,293
Bank of New York Mellon	141,984	6,693
Bats Global Markets	19,925	700

BlackRock	1,216	471
Charles Schwab	119,713	4,838
Close Brothers Group (GBP)	20,492	384
CME Group	8,500	1,032
Cohen & Steers	6,900	260
E*TRADE Financial (1)	20,700	714
Financial Engines	10,300	456
GAM Holding (CHF)	80,744	893
Goldman Sachs	1,682	417
IHS Markit (1)	17,836	710
Intercontinental Exchange	86,400	4,936
Macquarie Group (AUD)	31,022	2,057
Morgan Stanley	343,730	15,698
S&P Global	4,600	596
State Street	90,047	7,178
TD Ameritrade Holding	120,700	4,719
		58,045
Consumer Finance 0.2%		
Credit Saison (JPY)	63,800	1,212
Encore Capital (1)	10,564	352
SLM Corporation (1)	48,564	582
Synchrony Financial	74,911	2,715
		4,861
Diversified Financial Services 0.1%		
Challenger (AUD)	253,987	2,225
Mitsubishi UFJ Lease & Finance (JPY)	221,500	1,225
		3,450
Insurance 2.7%		
AIA Group (HKD)	299,400	1,890
Allianz (EUR)	12,969	2,259
American International Group	66,505	4,251
Assured Guaranty	18,621	765
Aviva (GBP)	399,819	2,468
AXA (EUR)	172,461	4,073

Chubb	21,079	2,912
Direct Line Insurance (GBP)	459,787	1,960
Enstar (1)	1,600	310
Infinity Property & Casualty	6,352	599
Marsh & McLennan	86,650	6,367
MetLife	90,629	4,753
Munich Re (EUR)	11,391	2,152
Ping An Insurance, H Shares (HKD)	209,500	1,116
Prudential (GBP)	137,319	2,744
RLI	616	36
RSA Insurance Group (GBP)	247,843	1,843
Safety Insurance Group	3,600	256
Selective Insurance	16,500	731
State Auto Financial	9,000	241
Storebrand (NOK) (1)	275,394	1,860
Sun Life Financial (CAD)	62,800	2,279
Tokio Marine Holdings (JPY)	82,100	3,598
Willis Towers Watson	20,998	2,697
XL Group	145,283	5,882
		58,042
Mortgage Real Estate Investment Trusts 0.0%		
Hannon Armstrong Sustainable Infrastructure, REIT	9,400	186
		186
Thrifts & Mortgage Finance 0.1%		
Beneficial Bancorp	22,201	362
Capitol Federal Financial	26,540	400
Clifton Bancorp	4,000	64
Essent (1)	4,500	157
Kearny Financial Corp/MD	10,900	167
Meridian Bancorp	16,041	306
PennyMac Financial Services, Class A (1)	5,600	100

Radian	24,900	463
		2,019
Total Financials		234,047

HEALTH CARE 8.7%

Biotechnology 1.2%		
ACADIA Pharmaceuticals (1)	6,200	236
Acceleron Pharma (1)	5,400	144
Advanced Accelerator Applications, ADR (1)	2,634	100
Alexion Pharmaceuticals (1)	32,514	4,267
Alkermes (1)	7,000	395
Aquinox Pharmaceuticals (1)	3,222	56
Biogen (1)	13,680	3,948
Blueprint Medicines (1)	1,100	39
Celgene (1)	43,117	5,325
CSL (AUD)	12,863	1,162
Exelixis (1)	18,700	403
Gilead Sciences	15,274	1,077
Insmed (1)	12,098	193
Ionis Pharmaceuticals (1)	4,100	204
Ironwood Pharmaceuticals (1)	22,200	375
Prothena (1)	4,824	283
Radius Health (1)	7,200	303
Regeneron Pharmaceuticals (1)	225	84
SAGE Therapeutics (1)	4,100	276
Seattle Genetics (1)	4,000	263
Shire, ADR	17,916	3,237
Spark Therapeutics (1)	4,700	300
TESARO (1)	5,361	1,010
Ultragenyx Pharmaceutical (1)	400	34
Vertex Pharmaceuticals (1)	27,600	2,501
Xencor (1)	6,438	160
		26,375

Health Care Equipment & Supplies 2.1%		
Abbott Laboratories	70,785	3,191
Accuray (1)	9,230	48
Becton, Dickinson & Company	34,437	6,304
C. R. Bard	500	123
Danaher (12)	128,752	11,015
Dentsply Sirona	2,300	146
Elekta, B Shares (SEK)	88,678	841
Entellus Medical (1)	7,492	104
GN Store Nord (DKK)	74,417	1,693
Halyard Health (1)	11,800	461
Hologic (1)	73,381	2,978
Intuitive Surgical (1)	6,250	4,606
K2M Group Holdings (1)	34,902	700
Medtronic	87,955	7,116
Sonova (CHF)	4,265	560
STERIS	9,100	638
Stryker	37,000	4,757
Wright Medical (1)	23,301	650
		45,931
Health Care Providers & Services 1.9%		
Acadia Healthcare (1)	10,600	474
Aetna	69,392	8,935
Anthem	26,540	4,374
Centene (1)	14,172	999
Cigna	11,200	1,668
Cross Country Healthcare (1)	11,100	172
Fresenius (EUR)	51,246	4,068
HCA Holdings (1)	37,574	3,278
Henry Schein (1)	400	69
Humana	15,530	3,281
LifePoint Health (1)	4,900	314
McKesson	6,255	939
Miraca Holdings (JPY)	28,000	1,339
U.S. Physical Therapy	4,410	334

UnitedHealth Group	55,430	9,167
Universal American (1)	1,723	17
WellCare Health Plans (1)	4,400	621
		40,049
Health Care Technology 0.0%		
HMS Holdings (1)	31,000	577
		577
Life Sciences Tools & Services 0.6%		
Agilent Technologies	68,622	3,520
Bruker	15,790	381
Illumina (1)	3,796	636
Thermo Fisher Scientific	46,992	7,410
		11,947
Pharmaceuticals 2.9%		
Allergan	20,700	5,068
Astellas Pharma (JPY)	254,000	3,421
Bayer (EUR)	59,609	6,561
Bristol-Myers Squibb	58,934	3,342
Catalent (1)	12,733	365
Eli Lilly	7,700	638
GlaxoSmithKline, ADR	54,300	2,252
Johnson & Johnson	27,742	3,390
Mallinckrodt (1)	19,010	997
Medicines Company (1)	7,200	377
Merck	130,925	8,624
Mylan (1)	25,794	1,080
Novartis (CHF) (1)	75,505	5,896
Novo Nordisk, B Shares (DKK)	27,893	988
Pacira Pharmaceuticals (1)	9,500	415
Pfizer	233,871	7,980
Roche Holding (CHF)	21,578	5,252
Sanofi (EUR)	47,248	4,076
Therapeutics MD (1)	26,700	168
WAVE Life Sciences (1)	1,669	50

Zoetis	21,800	1,162
		62,102
Total Health Care		186,981

INDUSTRIALS & BUSINESS SERVICES 5.5%

Aerospace & Defense 1.3%

Boeing (12)	64,332	11,595
BWX Technologies	6,700	311
General Dynamics	836	159
Harris	20,098	2,209
Hexcel	10,600	583
Honeywell International	30,035	3,739
Meggitt (GBP)	314,367	1,837
Moog, Class A (1)	5,600	378
Northrop Grumman	3,047	753
Raytheon	446	69
Rockwell Collins	24,730	2,364
Teledyne Technologies (1)	7,200	946
Textron	19,400	918
Triumph Group	11,400	317
United Technologies	23,634	2,660
		28,838

Air Freight & Logistics 0.1%

FedEx	14,600	2,817
		2,817

Airlines 0.8%

Alaska Air Group	41,053	4,016
American Airlines (12)	233,618	10,830
Delta Air Lines	16,700	834
United Continental (1)	29,435	2,181
		17,861

Building Products 0.3%

AAON	8,275	278

Gibraltar Industries (1)	5,350	222
Johnson Controls International	125,061	5,245
Lennox International	3,600	592
PGT (1)	19,401	195
Quanex Building Products	14,263	279
Simpson Manufacturing	2,100	91
		6,902
Commercial Services & Supplies 0.3%		
Brinks Company	18,000	962
Healthcare Services	3,700	153
Matthews International, Class A	2,800	184
Mobile Mini	8,800	286
MSA Safety	8,700	629
Multi-Color	3,550	255
Ritchie Bros. Auctioneers	19,800	667
SP Plus (1)	5,300	171
Stericycle (1)	21,947	1,819
Waste Connections	7,550	660
		5,786
Construction & Engineering 0.0%		
Comfort Systems USA	4,800	183
Valmont Industries	3,689	580
		763
Electrical Equipment 0.4%		
ABB (CHF)	83,089	1,877
AZZ	9,700	569
Legrand (EUR)	30,373	1,715
Mitsubishi Electric (JPY)	313,200	4,592
Thermon Group Holdings (1)	5,674	114
		8,867
Industrial Conglomerates 0.9%		
CK Hutchison Holdings (HKD)	225,386	2,784
DCC (GBP)	25,603	2,181

GE	40,243	1,200
Koninklijke Philips (EUR)	107,355	3,253
Roper Technologies	21,088	4,411
Sembcorp Industries (SGD)	172,180	393
Siemens (EUR)	31,229	4,060
		18,282
Machinery 0.7%		
Alamo	3,200	241
Albany International, Class A	4,600	209
Chart Industries (1)	13,400	477
ESCO Technologies	12,000	650
Fortive	59,600	3,436
Graco	4,500	408
Illinois Tool Works	7,256	958
John Bean Technologies	11,300	1,010
Luxfer Holdings, ADR	11,800	131
Manitowoc (1)	24,600	150
Manitowoc Foodservice	17,600	335
Mueller Water Products, Class A	31,500	390
Pentair	15,914	924
RBC Bearings (1)	6,800	634
REV Group (1)	7,960	226
SMC (JPY)	3,900	1,104
Sun Hydraulics	6,500	241
Tennant	4,400	309
THK (JPY)	80,700	2,081
Toro	12,900	777
Wabtec	712	57
		14,748
Marine 0.1%		
Maersk, Series B (DKK)	729	1,185
Matson	13,700	465
		1,650

Professional Services 0.1%		
Equifax	2,267	297
Exponent	4,700	270
Recruit Holdings (JPY)	29,300	1,438
		2,005
Road & Rail 0.2%		
Canadian Pacific Railway	6,411	946
Central Japan Railway (JPY)	12,600	2,063
J.B. Hunt Transport Services	6,300	618
Knight Transportation	12,367	404
Landstar System	4,700	408
Norfolk Southern	1,547	187
Saia (1)	7,318	354
Union Pacific	400	43
		5,023
Trading Companies & Distributors 0.3%		
Applied Industrial Technologies	4,900	309
Mitsubishi (JPY)	89,200	2,013
Rush Enterprises, Class A (1)	9,100	314
Sumitomo (JPY)	231,300	3,109
Univar (1)	11,639	375
		6,120
Total Industrials & Business Services		119,662
INFORMATION TECHNOLOGY 10.3%		
Communications Equipment 0.3%		
ADTRAN	10,300	218
Ciena (1)	16,000	421
Cisco Systems	150,807	5,155
Finisar (1)	14,048	470
LM Ericsson, B Shares (SEK)	172,005	1,116
		7,380

Electronic Equipment, Instruments & Components 0.3%		
CTS	9,500	208
Hamamatsu Photonics (JPY)	26,700	787
National Instruments	14,300	461
Omron (JPY)	36,900	1,584
TE Connectivity	31,527	2,348
		5,388
Internet Software & Services 3.4%		
Alibaba Group Holding, ADR (1)(12)	97,021	9,983
Alphabet, Class A (1)(12)	11,722	9,904
Alphabet, Class C (1)(12)	21,150	17,411
Apptio, Class B, Lock-up shares, Acquisition Date: 3/9/12 Cost $59 (1)(2)	3,318	41
Baidu, ADR (1)	10,140	1,766
Facebook, Class A (1)	152,143	20,621
Five9 (1)	23,000	366
GrubHub (1)	7,712	270
Kakaku.com (JPY)	49,900	721
NAVER (KRW)	1,101	755
Pandora Media (1)	10,100	125
Quotient Technology (1)	12,983	155
SVMK (f/k/a SurveyMonkey), Acquisition Date: 11/25/14 Cost $41 (1)(2)(3)	2,471	28
Tencent Holdings (HKD)	302,100	8,017
Tucows, Class A (1)	1,745	79
Twilio, Class A (1)	7,405	235
Yahoo! Japan (JPY)	385,900	1,792
YY, ADR (1)	19,100	846
Zillow, Class A (1)	700	24
Zillow, Class C (1)	1,500	51
		73,190
IT Services 1.7%		
Booz Allen Hamilton	10,800	387
CSRA	15,000	447
EPAM Systems (1)	2,200	162

Fidelity National Information	23,110	1,901
Fiserv (1)	38,607	4,455
FleetCor Technologies (1)	3,900	663
Global Payments	5,872	468
Infosys, ADR	121,600	1,841
MasterCard, Class A	97,400	10,759
PayPal Holdings (1)	65,300	2,743
Visa, Class A	143,871	12,652
		36,478
Semiconductor & Semiconductor Equipment 1.5%		
Analog Devices	6,606	541
Applied Materials	55,585	2,013
ASML Holding (EUR)	13,816	1,679
Broadcom	43,131	9,098
Cavium (1)	6,200	406
Diodes (1)	8,535	204
Inphi (1)	2,700	127
Integrated Device Technology (1)	11,400	273
KLA-Tencor	2,351	212
Lattice Semiconductor (1)	29,525	209
MACOM Technology Solutions Holdings (1)	4,300	198
Microchip Technology	5,568	404
Microsemi (1)	12,934	670
NVIDIA	4,218	428
NXP Semiconductors (1)	42,847	4,405
PDF Solutions (1)	13,400	286
Qualcomm	66,637	3,764
Rambus (1)	27,100	340
Semtech (1)	9,800	328
Taiwan Semiconductor Manufacturing (TWD)	603,759	3,699
Texas Instruments	26,111	2,001
Tokyo Electron (JPY)	20,400	2,035
		33,320

Software 2.4%		
Activision Blizzard	3,200	144
Blackbaud	2,300	165
Bottomline Technologies (1)	14,500	362
BroadSoft (1)	5,400	231
Computer Modelling (CAD)	10,900	85
Cyber-Ark Software (1)	9,190	465
Descartes Systems (1)	26,100	549
Electronic Arts (1)	16,891	1,461
Ellie Mae (1)	5,728	547
Guidewire Software (1)	12,900	705
Intuit	8,600	1,079
Microsoft (12)	386,983	24,759
Progress Software	9,650	277
Proofpoint (1)	12,700	1,000
Red Hat (1)	60,581	5,017
RingCentral, Class A (1)	10,300	275
salesforce.com (1)	83,600	6,801
ServiceNow (1)	46,500	4,042
SS&C Technologies Holdings	32,600	1,142
Tableau Software, Class A (1)	6,700	353
Tangoe (1)	29,211	167
Workday (1)	16,000	1,327
Zendesk (1)	11,400	310
		51,263
Technology Hardware, Storage & Peripherals 0.7%		
Apple	85,458	11,707
Samsung Electronics (KRW)	1,393	2,367
Western Digital	14,767	1,135
		15,209
Total Information Technology		222,228

MATERIALS 1.5%

Chemicals 0.8%		
Air Liquide (EUR)	12,396	1,340
Asahi Kasei (JPY)	230,000	2,241
Ashland Global Holdings	15,109	1,823
BASF (EUR)	23,714	2,206
CF Industries	70,086	2,202
Covestro (EUR)	15,499	1,166
Ecolab	2,700	335
EI du Pont de Nemours	37,399	2,937
Flotek Industries (1)	11,000	149
Minerals Technologies	5,900	456
PolyOne	7,100	239
Sherwin-Williams	900	278
Tosoh (JPY)	55,000	478
Umicore (EUR)	19,836	1,044
		16,894
Construction Materials 0.0%		
Forterra (1)	5,800	115
Martin Marietta Materials	700	151
Vulcan Materials	6,307	761
		1,027
Containers & Packaging 0.3%		
Ball	40,230	2,958
International Paper	55,977	2,950
		5,908
Metals & Mining 0.3%		
Antofagasta (GBP)	96,479	970
BHP Billiton (AUD)	29,621	561
BHP Billiton (GBP)	101,321	1,633
Compass Minerals	1,700	129
Constellium, Class A (1)	14,400	117
Franco-Nevada (CAD)	3,200	206

Haynes International	4,900	191
New Gold (CAD) (1)	30,972	89
Osisko Gold Royalties (CAD)	11,600	127
Petra Diamonds (GBP) (1)	34,529	59
Rio Tinto (AUD)	19,817	940
South32 (AUD)	633,101	1,205
Tahoe Resources (CAD) (4)	13,400	114
		6,341
Paper & Forest Products 0.1%		
Clearwater Paper (1)	2,542	141
Louisiana Pacific (1)	10,500	248
Stora Enso, R Shares (EUR)	137,822	1,478
West Fraser Timber (CAD)	2,600	108
		1,975
Total Materials		32,145
REAL ESTATE 1.3%		
Equity Real Estate Investment Trusts 1.1%		
Acadia Realty Trust, REIT	7,200	231
American Campus Communities, REIT	9,200	470
American Tower, REIT	60,800	6,979
CatchMark Timber Trust, Class A, REIT	11,730	127
Chesapeake Lodging Trust, REIT	7,800	188
Corporate Office Properties Trust, REIT	13,800	470
EastGroup Properties, REIT	7,700	572
Equinix, REIT	2,575	968
Equity Commonwealth, REIT (1)	14,500	453
Equity One, REIT	10,000	317
GGP, REIT	42,663	1,061
Great Portland Estates (GBP)	86,825	698
Outfront Media, REIT	4,964	129
Paramount, REIT	15,500	270
PS Business Parks, REIT	7,064	821
Retail Opportunity Investments, REIT	20,800	458

Scentre (AUD)	525,671	1,757
Unibail-Rodamco (EUR)	8,702	1,983
Urban Edge Properties, REIT	9,800	272
Urstadt Biddle Properties, Class A, REIT	8,700	194
VEREIT, REIT	274,288	2,488
Weyerhaeuser, REIT	75,682	2,552
		23,458
Real Estate Management & Development 0.2%		
Alexander & Baldwin	10,000	448
Cheung Kong Property Holdings (HKD)	117,386	798
FirstService	9,300	538
Forestar Group (1)	7,800	104
Mitsui Fudosan (JPY)	53,000	1,199
RE/MAX Holdings, Class A	5,030	289
		3,376
Total Real Estate		26,834
TELECOMMUNICATION SERVICES 1.0%		
Diversified Telecommunication Services 0.7%		
KT (KRW)	44,719	1,351
Nippon Telegraph & Telephone (JPY)	122,200	5,169
Tele Danmark (DKK) (1)	354,459	1,905
Telecom Italia (EUR)	1,403,196	930
Telefonica (EUR)	169,441	1,725
Telefonica Deutschland Holding (EUR)	568,168	2,491
Telstra (AUD)	148,116	547
Verizon Communications	48,460	2,405
		16,523
Wireless Telecommunication Services 0.3%		
America Movil, ADR	76,700	975
Softbank (JPY)	19,500	1,455

Vodafone, ADR	136,918	3,479
		5,909
Total Telecommunication Services		22,432
UTILITIES 2.0%		
Electric Utilities 1.3%		
American Electric Power	70,287	4,707
Eversource Energy	23,919	1,403
Exelon	146,945	5,394
Great Plains Energy	66,176	1,923
NextEra Energy	32,555	4,265
PG&E	115,065	7,681
PNM Resources	20,800	755
Portland General Electric	12,500	567
Southern Company	9,400	478
SSE (GBP)	62,190	1,188
		28,361
Gas Utilities 0.1%		
Chesapeake Utilities	3,450	238
ONE Gas	15,500	1,016
South Jersey Industries	6,200	217
Southwest Gas	7,800	667
		2,138
Independent Power & Renewable Electricity Producers 0.2%		
AES	45,390	523
Electric Power Development (JPY)	56,800	1,336
Nextera Energy Partners, Partnership	6,700	206
NRG Energy	71,636	1,186
		3,251
Multi-Utilities 0.4%		
DTE Energy	21,673	2,197
E.ON (EUR)	88,763	689
Engie (EUR)	149,551	1,830

National Grid (GBP)	190,587	2,315
NorthWestern	3,100	181
SCANA	1,105	77
Sempra Energy	21,220	2,340
		9,629
Water Utilities 0.0%		
California Water Service Group	11,900	437
		437
Total Utilities		43,816
Total Miscellaneous Common Stocks 0.1% (5)		937
Total Common Stocks (Cost $766,854)		1,188,066
CONVERTIBLE PREFERRED STOCKS 0.1%		
INFORMATION TECHNOLOGY 0.0%		
Internet Software & Services 0.0%		
Cargurus, Series D, Acquisition Date: 7/7/15, Cost $50 (1)(2)(3)	1,234	67
Cargurus, Series E, Acquisition Date: 8/23/16, Cost $39 (1)(2)(3)	725	39
Cloudera, Series F, Acquisition Date: 2/5/14, Cost $45 (1)(2)(3)	3,067	60
MongoDB, Series F, Acquisition Date: 10/2/13, Cost $44 (1)(2)(3)	2,636	17
		183
Software 0.0%		
Plex Systems, Series B, Acquisition Date: 6/9/14 Cost $55 (1)(2)(3)	24,051	44
		44
Total Information Technology		227
REAL ESTATE 0.0%		
Equity Real Estate Investment Trusts 0.0%		
American Tower, Series A	3,684	400
Total Real Estate		400

UTILITIES 0.1%		
Electric Utilities 0.1%		
NextEra Energy	30,753	1,587
Total Utilities		1,587
Total Convertible Preferred Stocks (Cost $2,118)		2,214
CORPORATE BONDS 5.4%		
21st Century Fox America, 4.75%, 9/15/44	1,090,000	1,107
Abbott Laboratories, 2.90%, 11/30/21	900,000	902
Abbott Laboratories, 3.75%, 11/30/26	940,000	939
AbbVie, 4.45%, 5/14/46	800,000	772
Aercap Ireland Capital, 3.50%, 5/26/22	200,000	203
Aercap Ireland Capital, 3.95%, 2/1/22	530,000	549
Aercap Ireland Capital, 4.625%, 7/1/22	300,000	321
Aetna, 3.20%, 6/15/26	645,000	652
Agilent Technologies, 3.875%, 7/15/23	120,000	125
Alexandria Real Estate Equities, 3.95%, 1/15/28	140,000	141
Alibaba Group Holding, 3.60%, 11/28/24	1,875,000	1,901
American Airlines, Pass-Through Trust, Series 2013-1 Class A, 4.00%, 1/15/27	487,118	505
American Airlines, Pass-Through Trust, Series 2014-1 Class B, 4.375%, 4/1/24	69,816	70
American Airlines, Pass-Through Trust, Series 2015-1 Class B, 3.70%, 11/1/24	154,347	150
American Airlines, Pass-Through Trust, Series 2017-1 Class B, 4.95%, 8/15/26	520,000	532
American Airlines, Series 2013-2, 4.95%, 7/15/24	529,018	563
Anheuser-Busch InBev Finance, 4.90%, 2/1/46	1,010,000	1,109
Anthem, 3.50%, 8/15/24	410,000	412
Anthem, 4.65%, 1/15/43	305,000	315
Apple, 3.00%, 2/9/24	405,000	408

Apple, 4.25%, 2/9/47	120,000	123
APT Pipelines, 3.875%, 10/11/22 (6)	345,000	350
Arconic, 5.87%, 2/23/22	215,000	233
Arconic, 6.15%, 8/15/20	870,000	955
Arrow Electronics, 3.50%, 4/1/22	305,000	307
Avnet Electronic, 4.625%, 4/15/26	625,000	634
Banco Santander Chile, 3.875%, 9/20/22 (6)	315,000	327
Bank of America, 3.248%, 10/21/27	1,725,000	1,654
Bank of America, 3.30%, 1/11/23	975,000	981
Bank of America, VR, 3.824%, 1/20/28	770,000	772
Barclays, 5.20%, 5/12/26	1,730,000	1,790
Barclays Bank, 5.14%, 10/14/20	455,000	485
BBVA Bancomer, 4.375%, 4/10/24 (6)	885,000	907
Boardwalk Pipelines, 4.45%, 7/15/27	155,000	159
Boardwalk Pipelines, 5.95%, 6/1/26	30,000	34
Boston Properties, 2.75%, 10/1/26	595,000	553
Boston Properties, 3.65%, 2/1/26	370,000	372
Brambles USA, 4.125%, 10/23/25 (6)	240,000	249
Brixmor Operating Partnership, 3.85%, 2/1/25	170,000	170
Brixmor Operating Partnership, 3.875%, 8/15/22	660,000	677
Broadcom, 3.625%, 1/15/24 (6)	700,000	707
Broadcom, 3.875%, 1/15/27 (6)	550,000	554
Catholic Health Initiatives, 2.95%, 11/1/22	250,000	243
CC Holdings, 3.849%, 4/15/23	1,190,000	1,220
Celgene, 3.625%, 5/15/24	810,000	822
Celgene, 3.875%, 8/15/25	480,000	491
Charter Communications Operating, 4.908%, 7/23/25	570,000	601
Charter Communications Operating, 6.384%, 10/23/35	125,000	143
Charter Communications Operating, 6.484%, 10/23/45	1,330,000	1,543
Citigroup, 3.20%, 10/21/26	1,390,000	1,337
Citigroup, VR, 3.887%, 1/10/28	945,000	951

CNA Financial, 3.95%, 5/15/24	515,000	530
CNA Financial, 5.875%, 8/15/20	875,000	974
Constellation Energy, 5.15%, 12/1/20	470,000	509
Crown Castle International, 5.25%, 1/15/23	320,000	350
Crown Castle Towers, 3.663%, 5/15/45 (6)	725,000	732
Crown Castle Towers, 6.113%, 1/15/40 (6)	804,000	875
DDR, 4.25%, 2/1/26	655,000	660
Delta Airlines, 7.75%, 6/17/21	51,754	57
Delta Airlines, ETC, 3.625%, 1/30/29	369,863	376
Delta Airlines, ETC, 4.95%, 5/23/19	53,612	56
Delta Airlines, Series 2011-1, 5.30%, 10/15/20	41,619	44
Discover Bank, 3.10%, 6/4/20	705,000	719
Discover Financial Services, 3.75%, 3/4/25	430,000	426
Discover Financial Services, 4.10%, 2/9/27	610,000	613
Duke Energy, 2.65%, 9/1/26	370,000	347
Duke Energy, 3.75%, 9/1/46	305,000	281
Ecolab, 2.70%, 11/1/26	215,000	207
Enbridge, 5.50%, 12/1/46	230,000	250
Enbridge, VR, 6.00%, 1/15/77	320,000	327
Enbridge Energy Partners, 5.875%, 10/15/25	20,000	23
EnLink Midstream Partners, 4.85%, 7/15/26	380,000	398
Enterprise Products Operations, 3.95%, 2/15/27	245,000	252
ERAC USA Finance, 3.80%, 11/1/25 (6)	465,000	470
Essex Portfolio, 3.375%, 4/15/26	405,000	398
Exelon Generation, 2.95%, 1/15/20	330,000	334
Expedia, 5.00%, 2/15/26	1,175,000	1,237
Express Scripts Holding, 4.50%, 2/25/26	1,415,000	1,468
Express Scripts Holding, 4.80%, 7/15/46	380,000	369
FirstEnergy Transmission, 4.35%, 1/15/25 (6)	815,000	846
GATX, 2.50%, 3/15/19	550,000	554
GATX, 2.50%, 7/30/19	355,000	356

GATX, 4.85%, 6/1/21	380,000	410
Goldman Sachs, 3.50%, 11/16/26	2,065,000	2,028
Goldman Sachs, 5.75%, 1/24/22	810,000	912
Goldman Sachs, 6.75%, 10/1/37	610,000	764
Grain Spectrum Funding, 4.00%, 10/10/18 (6)	660,000	659
GTP Acquisition Partners, 2.50%, 6/15/45 (6)	875,000	868
Harris, 2.70%, 4/27/20	120,000	121
Harris, 3.832%, 4/27/25	165,000	169
Harris, 4.854%, 4/27/35	875,000	944
Harvard Univ., 3.619%, 10/1/37	225,000	225
Heathrow Funding, 4.875%, 7/15/23 (6)	695,000	746
Hess, 4.30%, 4/1/27	510,000	508
Hess, 5.80%, 4/1/47	160,000	171
Holcim, 5.15%, 9/12/23 (6)	395,000	436
Holcim, 6.00%, 12/30/19 (6)	320,000	350
HPHT Finance 15, 2.25%, 3/17/18 (6)	710,000	710
HSBC Holdings, 2.65%, 1/5/22	340,000	335
HSBC Holdings, 2.95%, 5/25/21	615,000	617
HSBC Holdings, VR, 6.375%, 12/29/49	740,000	758
Humana, 3.85%, 10/1/24	255,000	261
Humana, 4.95%, 10/1/44	750,000	800
Imperial Tobacco Finance, 4.25%, 7/21/25 (6)	690,000	716
ING Bank, VR, 4.125%, 11/21/23	990,000	1,007
International Paper, 4.40%, 8/15/47	910,000	882
Interpublic Group of Companies, 3.75%, 2/15/23	225,000	229
Interpublic Group of Companies, 4.00%, 3/15/22	490,000	509
Interpublic Group of Companies, 4.20%, 4/15/24	295,000	306
JPMorgan Chase, 2.95%, 10/1/26	755,000	720
JPMorgan Chase, 3.30%, 4/1/26	285,000	281
JPMorgan Chase, 3.875%, 9/10/24	610,000	620
JPMorgan Chase, 3.90%, 7/15/25	175,000	182

JPMorgan Chase, VR, 2.273%, 10/24/23	1,995,000	2,040
Kaiser Permanente, 3.50%, 4/1/22	275,000	285
Kimco Realty, 3.40%, 11/1/22	130,000	132
Kinder Morgan, 5.05%, 2/15/46	325,000	324
Kinder Morgan, 5.55%, 6/1/45	960,000	1,014
Liberty Mutual Group, 4.85%, 8/1/44 (6)	955,000	975
Life Technologies, 6.00%, 3/1/20	800,000	879
Lockheed Martin, 3.55%, 1/15/26	345,000	353
Lockheed Martin, 3.60%, 3/1/35	195,000	188
Marsh & McLennan, 4.35%, 1/30/47	155,000	158
Martin Marietta Materials, 4.25%, 7/2/24	755,000	785
Massachusetts Institute of Technology, 3.959%, 7/1/38	350,000	372
Mead Johnson Nutrition, 4.125%, 11/15/25	440,000	464
Microsoft, 4.10%, 2/6/37	600,000	621
Morgan Stanley, 3.125%, 7/27/26	185,000	176
Morgan Stanley, 3.70%, 10/23/24	1,325,000	1,353
Morgan Stanley, 3.75%, 2/25/23	1,955,000	2,016
Nationwide Building Society, 3.90%, 7/21/25 (6)	1,215,000	1,250
Nationwide Building Society, 4.00%, 9/14/26 (6)	250,000	241
O'Reilly Automotive, 3.80%, 9/1/22	270,000	279
O'Reilly Automotive, 4.625%, 9/15/21	80,000	86
Omnicom Group, 3.65%, 11/1/24	1,005,000	1,025
Origin Energy Finance, 3.50%, 10/9/18 (6)	1,285,000	1,301
Perrigo, 2.30%, 11/8/18	880,000	881
Priceline Group, 3.60%, 6/1/26	565,000	567
Priceline Group, 3.65%, 3/15/25	670,000	676
Principal Financial Group, VR, 4.70%, 5/15/55	710,000	722
QVC, 4.85%, 4/1/24	415,000	422
QVC, 5.125%, 7/2/22	220,000	233
Regency Centers, 3.60%, 2/1/27	250,000	250
Reinsurance Group of America, 5.00%, 6/1/21	450,000	492

Reynolds American, 5.85%, 8/15/45	290,000	345
Royal Bank of Scotland, 3.875%, 9/12/23	375,000	369
Royal Bank of Scotland, 4.80%, 4/5/26	1,300,000	1,333
Sabine Pass Liquefaction, 4.20%, 3/15/28 (6)	405,000	405
Sabine Pass Liquefaction, 5.00%, 3/15/27 (6)	910,000	965
Sabine Pass Liquefaction, 5.75%, 5/15/24	225,000	250
Sabine Pass Liquefaction, 5.875%, 6/30/26 (6)	495,000	554
Sabine Pass Liquefaction, VR, 5.625%, 4/15/23	150,000	165
Santander U.K., 2.875%, 8/5/21	900,000	889
SBA Tower Trust, 2.898%, 10/15/44 (6)	445,000	447
SBA Tower Trust, 2.933%, 12/9/42 (6)	375,000	375
SBA Tower Trust, 3.156%, 10/15/45 (6)	650,000	653
SBA Tower Trust, 3.869%, 10/15/49 (6)	785,000	780
Sempra Energy, 2.85%, 11/15/20	330,000	335
Shell International Finance, 3.25%, 5/11/25	1,945,000	1,957
Shire Acquisitions Investments Ireland, 2.40%, 9/23/21	110,000	107
Shire Acquisitions Investments Ireland, 2.875%, 9/23/23	585,000	565
Shire Acquisitions Investments Ireland, 3.20%, 9/23/26	530,000	498
Sirius XM Radio, 5.25%, 8/15/22 (6)	1,260,000	1,307
Solvay Finance, 4.45%, 12/3/25 (6)	590,000	621
Spectra Energy Capital, 3.30%, 3/15/23	585,000	577
Spectra Energy Partners, 3.375%, 10/15/26	225,000	217
Spectra Energy Partners, 4.50%, 3/15/45	85,000	82
Tencent Holdings, 2.875%, 2/11/20 (6)	400,000	404
Tencent Holdings, 3.80%, 2/11/25	1,230,000	1,265
Teva Pharmaceutical Finance III, 2.80%, 7/21/23	980,000	929
Teva Pharmaceutical Finance III, 3.15%, 10/1/26	705,000	652
Thomson Reuters, 3.35%, 5/15/26	145,000	142
Time Warner Cable, 6.55%, 5/1/37	310,000	357
Time Warner Cable, 6.75%, 6/15/39	565,000	670
Toronto-Dominion Bank, VR, 3.625%, 9/15/31	125,000	124

TransCanada Pipelines, 4.875%, 1/15/26	825,000	928
Transurban Finance, 3.375%, 3/22/27 (6)	140,000	135
Transurban Finance, 4.125%, 2/2/26 (6)	130,000	133
Trinity Acquisition, 3.50%, 9/15/21	165,000	166
U.S. Airways, Pass-Through Trust, Series 2012-2A 4.625%, 12/3/26	993,945	1,051
U.S. Airways, Pass-Through Trust, Series 2013-1A 3.95%, 5/15/27	335,628	345
UBS Group Funding, 4.125%, 9/24/25 (6)	1,135,000	1,154
Unum Group, 3.00%, 5/15/21	255,000	256
Vereit Operating Partner, 4.60%, 2/6/24	560,000	577
Verizon Communications, 6.40%, 9/15/33	1,770,000	2,117
Visa, 4.30%, 12/14/45	835,000	897
Votorantim Cimentos, 7.25%, 4/5/41 (6)	330,000	337
WEA Finance, 3.25%, 10/5/20 (6)	900,000	917
Wells Fargo, 3.069%, 1/24/23	540,000	543
Western Gas Partners, 4.00%, 7/1/22	750,000	774
Williams Partners, 4.00%, 9/15/25	210,000	213
Williams Partners, 4.50%, 11/15/23	120,000	126
Woodside Finance, 3.65%, 3/5/25 (6)	470,000	465
Woodside Finance, 3.70%, 9/15/26 (6)	439,000	433
WPP Finance 2010, 3.75%, 9/19/24	1,230,000	1,247
Total Corporate Bonds (Cost $115,048)		117,015

ASSET-BACKED SECURITIES 1.9%

Ally Auto Receivables Trust Series 2014-1, Class C 2.04%, 12/15/19	105,000	106
Ally Auto Receivables Trust Series 2014-1, Class D 2.48%, 2/15/21	105,000	105
Ally Auto Receivables Trust Series 2015-2, Class D 3.01%, 3/15/22 (6)	55,000	56

Ally Auto Receivables Trust Series 2016-1, Class C 2.29%, 6/15/21	155,000	156
Ally Master Owner Trust Series 2015-3, Class A 1.63%, 5/15/20	760,000	760
American Express Credit Account Master Trust Series 2013-1, Class A, VR 1.19%, 2/16/21	415,000	416
AmeriCredit Automobile Receivables Trust Series 2013-2, Class D 2.42%, 5/8/19	615,000	618
AmeriCredit Automobile Receivable Trust Series 2013-5, Class C 2.29%, 11/8/19	320,000	322
AmeriCredit Automobile Receivables Trust Series 2015-1, Class A3 1.26%, 11/8/19	156,504	156
AmeriCredit Automobile Receivables Trust Series 2015-2, Class C 2.40%, 1/8/21	193,000	194
AmeriCredit Automobile Receivables Trust Series 2015-3, Class B 2.08%, 9/8/20	390,000	390
AmeriCredit Automobile Receivable Trust Series 2015-4, Class C 2.88%, 7/8/21	175,000	177
AmeriCredit Automobile Receivables Trust Series 2016-1, Class A3 1.81%, 10/8/20	155,000	155
AmeriCredit Automobile Receivables Trust Series 2016-2, Class C 2.87%, 11/8/21	85,000	86
AmeriCredit Automobile Receivables Trust Series 2017-1, Class C 2.71%, 8/18/22	65,000	65
Ascentium Equipment Receivables Series 2015-1A, Class A3 1.61%, 10/13/20 (6)	70,671	71

Avis Budget Rental Car Funding Series 2013-1A, Class A 1.92%, 9/20/19 (6)	645,000	645
Avis Budget Rental Car Funding Series 2013-2A, Class A 2.97%, 2/20/20 (6)	350,000	355
Avis Budget Rental Car Funding Series 2014-1A, Class A 2.46%, 7/20/20 (6)	580,000	582
Avis Budget Rental Car Funding Series 2014-2A, Class A 2.50%, 2/20/21 (6)	245,000	245
Barclays Drydock Issuance Trust Series 2014-3, Class A 2.41%, 7/15/22	525,000	530
Barclays Dryrock Issuance Trust Series 2015-1, Class A 2.20%, 12/15/22	135,000	135
Cabela's Credit Card Master Trust Series 2012-2A, Class A1 1.45%, 6/15/20 (6)	670,000	670
Capital Auto Receivables Asset Trust Series 2014-1, Class C 2.84%, 4/22/19	100,000	101
Capital Auto Receivables Asset Trust Series 2014-2, Class A4 1.62%, 10/22/18	778,745	779
Capital Auto Receivables Asset Trust Series 2015-2, Class A3 1.73%, 9/20/19	560,000	561
Capital Auto Receivables Asset Trust Series 2015-4, Class A4 2.01%, 7/20/20	95,000	95
CarMax Auto Owner Trust Series 2013-3, Class A4 1.49%, 1/15/19	414,532	415
CarMax Auto Owner Trust Series 2013-3, Class B 1.91%, 3/15/19	500,000	502

CarMax Auto Owner Trust Series 2014-1, Class B 1.69%, 8/15/19	80,000	80
CarMax Auto Owner Trust Series 2014-1, Class C 1.93%, 11/15/19	115,000	115
CarMax Auto Owner Trust Series 2016-1, Class A4 1.88%, 6/15/21	465,000	463
CarMax Auto Owner Trust Series 2016-2, Class B 2.16%, 12/15/21	85,000	84
CarMax Auto Owner Trust Series 2016-4, Class A3 1.40%, 8/15/21	625,000	620
CCG Receivables Trust Series 2014-1, Class A2 1.06%, 11/15/21 (6)	89,565	89
CCG Receivables Trust Series 2016-1, Class A2 1.69%, 9/14/22 (6)	395,000	394
Chase Issuance Trust Series 2014-A5, Class A5, VR 1.14%, 4/15/21	655,000	658
Chase Issuance Trust Series 2015-A2, Class A 1.59%, 2/18/20	560,000	561
Chrysler Capital Auto Receivables Trust Series 2016-BA, Class A2 1.36%, 1/15/20 (6)	195,000	195
Chrysler Capital Auto Receivables Trust Series 2016-BA, Class A3 1.64%, 7/15/21 (6)	185,000	184
Citibank Credit Card Issuance Trust Series 2016-A1, Class A1 1.75%, 11/19/21	755,000	754
DB Master Finance Series 2015-1A, Class A2I 3.262%, 2/20/45 (6)	343,000	345

Discover Card Master Trust I Series 2016-A3, Class A3 1.85%, 10/16/23	425,000	420
Dominos Pizza Master Issuer Series 2012-1A, Class A2 5.216%, 1/25/42 (6)	554,820	564
Elara HGV Timeshare Issuer Series 2014-A, Class A 2.53%, 2/25/27 (6)	179,316	178
Enterprise Fleet Financing Series 2016-2, Class A2 1.74%, 2/22/22 (6)	300,000	299
Enterprise Fleet Financing Series 2017-1, Class A2 2.13%, 7/20/22 (6)	200,000	200
Ford Credit Auto Owner Trust Series 2013-C, Class D 2.50%, 1/15/20	530,000	532
Ford Credit Auto Owner Trust Series 2014-C, Class A4 1.56%, 2/15/20	210,000	210
Ford Credit Auto Owner Trust Series 2016-A, Class A4 1.60%, 6/15/21	295,000	294
Ford Credit Auto Owner Trust Series 2016-C, Class A4 1.40%, 2/15/22	590,000	581
Ford Credit Floorplan Master Owner Trust Series 2014-4, Class B 1.65%, 8/15/19	170,000	170
GE Capital Credit Card Master Note Trust Series 2012-2, Class A 2.22%, 1/15/22	705,000	711
GE Capital Credit Card Master Note Trust Series 2012-6, Class B 1.83%, 8/17/20	675,000	676
GM Financial Auto Lease Series 2016-2, Class B 2.08%, 3/20/20	375,000	372

GM Financial Auto Lease Series 2016-2, Class C 2.58%, 3/20/20	230,000	230
GMF Floorplan Owner Revolving Trust Series 2016-1, Class A1 1.96%, 5/17/21 (6)	560,000	559
GMF Floorplan Owner Revolving Trust Series 2016-1, Class B 2.41%, 5/17/21 (6)	150,000	150
GMF Floorplan Owner Revolving Trust Series 2016-1, Class C 2.85%, 5/17/21 (6)	100,000	100
GMF Floorplan Owner Revolving Trust Series 2017-1, Class A1 2.22%, 1/18/22 (6)	435,000	434
GMF Floorplan Owner Revolving Trust Series 2017-1, Class B 2.58%, 1/18/22 (6)	270,000	270
GreatAmerica Leasing Receivables Series 2017-1, Class A2 1.72%, 4/22/19 (6)	100,000	100
GreatAmerica Leasing Receivables Series 2017-1, Class A3 2.06%, 6/22/20 (6)	100,000	100
Hilton Grand Vacation Trust Series 2014-AA, Class A 1.77%, 11/25/26 (6)	274,565	271
Hilton Grand Vacation Trust Series 2017-AA, Class A 2.66%, 12/26/28 (6)	125,000	125
HOA Funding Series 2014-1A, Class A2 4.846%, 8/20/44 (6)	693,500	616
Holmes Master Issuer Series 2012-3A, Class B1, CMO, VR 3.223%, 10/15/54 (6)	405,000	408
Huntington Auto Trust Series 2016-1, Class A4 1.93%, 4/15/22	365,000	363

Hyundai Auto Lease Securitization Trust Series 2016-B, Class A3 1.52%, 10/15/19 (6)	200,000	200
Hyundai Auto Lease Securitization Trust Series 2016-B, Class A4 1.68%, 4/15/20 (6)	100,000	100
Hyundai Auto Lease Securitization Trust Series 2016-C, Class A3 1.49%, 2/18/20 (6)	615,000	613
Hyundai Auto Lease Securitization Trust Series 2017-A, Class A3 1.88%, 8/17/20 (6)	335,000	336
Kubota Credit Owner Trust Series 2014-1A, Class A4 1.67%, 7/15/20 (6)	395,000	396
Marriott Vacation Club Owner Trust Series 2013-1A, Class A 2.15%, 4/22/30 (6)	47,745	47
Marriott Vacation Club Owner Trust Series 2014-1A, Class A 2.25%, 9/22/31 (6)	83,658	82
Marriott Vacation Club Owner Trust Series 2015-1A, Class A 2.52%, 12/20/32 (6)	714,553	709
Mercedes-Benz Auto Lease Trust Series 2016-B, Class A3 1.35%, 8/15/19	250,000	249
MMAF Equipment Finance Series 2014-AA, Class A4 1.59%, 2/8/22 (6)	475,000	473
MMAF Equipment Finance Series 2015-AA, Class A4 1.93%, 7/16/21 (6)	390,000	390
MMAF Equipment Finance Series 2016-AA, Class A4 1.76%, 1/17/23 (6)	435,000	429
Nissan Auto Lease Trust Series 2015-B, Class A3 1.54%, 4/16/18	415,000	415

Nissan Auto Receivables Owner Trust Series 2016-C, Class A3 1.18%, 1/15/21	250,000	248
Nissan Master Owner Trust Receivables Series 2015-A, Class A2 1.44%, 1/15/20	870,000	870
Santander Drive Auto Receivables Trust Series 2015-4, Class C 2.97%, 3/15/21	192,000	195
Santander Drive Auto Receivables Trust Series 2017-1, Class A2 1.49%, 2/18/20	200,000	200
Santander Drive Auto Receivables Trust Series 2017-1, Class B 2.10%, 6/15/21	75,000	75
Santander Drive Auto Receivables Trust Series 2017-1, Class C 2.58%, 5/16/22	85,000	85
Sierra Receivables Funding Series 2014-2A, Class A 2.05%, 6/20/31 (6)	141,185	141
Sierra Receivables Funding Series 2015-1A, Class A 2.40%, 3/22/32 (6)	411,197	409
Sierra Receivables Funding Series 2015-2A, Class A 2.43%, 6/20/32 (6)	174,488	174
Sierra Receivables Funding Series 2015-3A, Class A 2.58%, 9/20/32 (6)	121,252	122
SLM Student Loan Trust Series 2008-4, Class A4, VR 2.688%, 7/25/22	90,485	93
SLM Student Loan Trust Series 2008-5, Class A4, VR 2.738%, 7/25/23	647,012	663
SLM Student Loan Trust Series 2008-9, Class A, VR 2.538%, 4/25/23	623,887	635

Smart Trust Australia Series 2013-2US, Class A4A 1.18%, 2/14/19	155,113	155
Smart Trust Australia Series 2015-1US, Class A3A 1.50%, 9/14/18	208,799	209
Smart Trust Australia Series 2016-2US, Class A3A 1.71%, 3/15/21	595,000	590
SMB Private Education Loan Trust Series 2015-A, Class A2A 2.49%, 6/15/27 (6)	420,000	418
SMB Private Education Loan Trust Series 2015-B, Class A2A 2.98%, 7/15/27 (6)	520,000	525
SMB Private Education Loan Trust Series 2015-C, Class A2A 2.75%, 7/15/27 (6)	470,000	476
SMB Private Education Loan Trust Series 2016-A, Class A2A 2.70%, 5/15/31 (6)	195,000	194
SMB Private Education Loan Trust Series 2016-B, Class A2A 2.43%, 2/17/32 (6)	460,000	454
Springleaf Funding Trust Series 2016-AA, Class A 2.90%, 11/15/29 (6)	255,000	255
SunTrust Auto Receivables Trust Series 2015-1A, Class A3 1.42%, 9/16/19 (6)	1,082,430	1,083
Synchrony Credit Card Master Note Trust Series 2013-1, Class B 1.69%, 3/15/21	980,000	979
Synchrony Credit Card Master Note Trust Series 2014-1, Class B 1.81%, 11/15/20	480,000	481
Synchrony Credit Card Master Note Trust Series 2014-1, Class C 1.91%, 11/15/20	230,000	230

Synchrony Credit Card Master Note Trust Series 2015-1, Class B 2.64%, 3/15/23	500,000	503
Toyota Auto Receivables Owner Trust Series 2015-C, Class A4 1.69%, 12/15/20	640,000	641
Toyota Auto Receivables Owner Trust Series 2016-C, A3 1.14%, 8/17/20	220,000	218
Utility Debt Securitization Authority Series 2013-T, Class T1 2.042%, 6/15/21	305,000	306
Volvo Financial Equipment Series 2016-1A, Class A3 1.67%, 2/18/20 (6)	355,000	355
Wendy's Funding Series 2015-1A, Class A2I 3.371%, 6/15/45 (6)	715,938	717
Wheels Series 2015-1A, Class A2 1.27%, 4/22/24 (6)	176,003	176
World Omni Auto Lease Securitization Series 2014-A, Class B 1.65%, 4/15/20	445,000	445
Total Asset-Backed Securities (Cost $40,753)		40,682

NON-U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES 1.4%

Banc of America Commercial Mortgage Series 2006-3, Class AM, ARM 5.939%, 7/10/44	356,918	256
Banc of America Commercial Mortgage Series 2007-4, Class AM, ARM 5.961%, 2/10/51	410,000	415
Banc of America Commercial Mortgage Series 2007-5, Class A4 5.492%, 2/10/51	325,157	328
Banc of America Mortgage Securities Series 2004-D, Class 2A2, CMO, ARM 3.245%, 5/25/34	28,976	29

Banc of America Mortgage Securities Series 2004-H, Class 2A2, CMO, ARM 3.196%, 9/25/34	32,406	32
Banc of America Mortgage Securities Series 2004-I, Class 3A2, CMO, ARM 3.264%, 10/25/34	10,291	10
Banc of America Mortgage Securities Series 2005-J, Class 2A1, CMO, ARM 3.426%, 11/25/35	153,139	142
Banc of America Mortgage Securities Series 2005-J, Class 3A1, CMO, ARM 3.65%, 11/25/35	45,143	43
Bank of America Mortgage Securities Series 2004-A, Class 2A2, CMO, ARM 3.593%, 2/25/34	37,089	37
Chase Funding Mortgage Loan Series 2002-2, Class 1M1 5.599%, 9/25/31	824	1
Citigroup Commercial Mortgage Trust Series 2014-GC21, Class AS 4.026%, 5/10/47	380,000	393
Citigroup Commercial Mortgage Trust Series 2015-GC35, Class A4 3.818%, 11/10/48	565,000	591
Citigroup Commercial Mortgage Trust Series 2016-GC36, Class A5 3.616%, 2/10/49	100,000	103
Commercial Mortgage Loan Trust Series 2008-LS1, Class A4B, ARM 6.101%, 12/10/49	339,301	344
Commercial Mortgage PTC Series 2014-TSC, Class A, ARM 1.621%, 2/13/32 (6)	320,000	321
Commercial Mortgage PTC Series 2014-UBS5, Class A4 3.838%, 9/10/47	480,000	502
Commercial Mortgage PTC Series 2015-CR25, Class A4 3.759%, 8/10/48	55,000	57

Commercial Mortgage PTC Series 2015-CR26, Class A4 3.63%, 10/10/48	100,000	103
Commercial Mortgage PTC Series 2015-LC21, Class B, ARM 4.312%, 7/10/48	500,000	498
Commercial Mortgage PTC Series 2015-LC23, Class A4 3.774%, 10/10/48	500,000	520
Commercial Mortgage PTC Series 2015-PC1, Class AM, ARM 4.29%, 7/10/50	150,000	157
Commercial Mortgage PTC Series 2015-PC1, Class B, ARM 4.442%, 7/10/50	250,000	250
Commercial Mortgage PTC Series 2016-CR28, Class A4 3.762%, 2/10/49	95,000	99
Commercial Mortgage PTC Series 2016-CR28, Class AHR 3.651%, 2/10/49	333,767	336
Commercial Mortgage Trust Series 2016-DC2, Class A5 3.765%, 2/10/49	370,000	384
Connecticut Avenue Securities Series 2016-C02, Class 1M1, CMO, ARM 2.928%, 9/25/28	309,648	313
Connecticut Avenue Securities Series 2017-C01, Class 1M1, CMO, ARM 2.078%, 7/25/29	233,737	235
Countrywide Home Equity Loan Trust Series 2004-BC1, Class M2, ARM 2.383%, 1/25/34	38,738	37
Credit Suisse Mortgage Trust Series 2015-GLPB, Class A 3.639%, 11/15/34 (6)	1,155,000	1,212
Credit Suisse Mortgage Trust Series 2015-GLPB, Class B, ARM 3.811%, 11/15/34 (6)	495,000	518

CSAIL Commercial Mortgage Trust Series 2015-C3, Class A4 3.718%, 8/15/48	275,000	286
CSAIL Commercial Mortgage Trust Series 2015-C4, Class A4 3.808%, 11/15/48	50,000	52
CSAIL Commercial Mortgage Trust Series 2016-C6, Class A5 3.09%, 1/15/49	370,000	367
DSLA Mortgage Loan Trust Series 2004-AR1, Class A1A, CMO, ARM 1.621%, 9/19/44	139,029	129
Goldman Sachs Mortgage Securities Trust Series 2012-GCJ9, Class A3 2.773%, 11/10/45	390,000	393
Goldman Sachs Mortgage Securities Trust Series 2016-GS2, Class A4 3.05%, 5/10/49	410,000	406
Goldman Sachs Mortgage-Backed Securities Trust Series 2014-EB1A, Class 2A1, CMO, ARM 2.478%, 7/25/44 (6)	168,674	168
Greenwich Capital Commercial Funding Series 2007-GG9, Class AM 5.475%, 3/10/39	20,663	21
GSAA Home Equity Trust Series 2005-8, Class A3, VR 1.208%, 6/25/35	377,818	358
JPMorgan Barclays Bank Commercial Mortgage Securities Series 2014-C19, Class AS, ARM 4.243%, 4/15/47	350,000	372
JPMorgan Barclays Bank Commercial Mortgage Securities Series 2014-C22, Class A4 3.801%, 9/15/47	395,000	412
JPMorgan Barclays Bank Commercial Mortgage Securities Series 2014-C24, Class A5 3.639%, 11/15/47	210,000	218
JPMorgan Barclays Bank Commercial Mortgage Securities Series 2015-C30, Class A2 3.087%, 7/15/48	80,000	82

JPMorgan Barclays Bank Commercial Mortgage Securities Series 2015-C30, Class A5 3.822%, 7/15/48	620,000	650
JPMorgan Barclays Bank Commercial Mortgage Securities Series 2015-C31, Class A3 3.801%, 8/15/48	615,000	643
JPMorgan Chase Commercial Mortgage Securities Series 2007-LD12, Class A4, ARM 5.882%, 2/15/51	717,279	723
JPMorgan Chase Commercial Mortgage Securities Series 2012-C8, Class A3 2.829%, 10/15/45	515,000	520
JPMorgan Chase Commercial Mortgage Securities Series 2013-LC11, Class A5 2.96%, 4/15/46	315,000	318
JPMorgan Chase Commercial Mortgage Securities Series 2016-ARTM, Class A 2.962%, 10/5/28 (6)	730,000	735
JPMorgan Chase Commercial Mortgage Securities Series 2016-JP3, Class B, ARM 3.397%, 8/15/49	205,000	201
JPMorgan Deutsche Bank Commercial Mortgage Securities Series 2016-C2, Class A4 3.144%, 6/15/49	310,000	310
Liberty Street Trust Series 2016-225L, Class A 3.597%, 2/10/36 (6)	235,000	242
Merrill Lynch Mortgage Trust Series 2007-C1, Class A4, ARM 5.841%, 6/12/50	438,305	440
Mill City Mortgage Trust Series 2016-1, Class A, CMO, ARM 2.50%, 4/25/57 (6)	244,781	243
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C24, Class A4 3.732%, 5/15/48	60,000	63
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C24, Class AS, ARM 4.036%, 5/15/48	85,000	89

Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C24, Class B, ARM 4.353%, 5/15/48	150,000	153
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C24, Class C, ARM 4.353%, 5/15/48	100,000	92
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C25, Class A5 3.635%, 10/15/48	55,000	57
Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C29, Class A4 3.325%, 5/15/49	235,000	237
Morgan Stanley Capital I Series 2015-MS1, Class AS, ARM 4.03%, 5/15/48	55,000	57
Nationstar Home Equity Loan Series 2016-1A, Class A 2.981%, 2/25/26 (6)	91,782	92
One Market Plaza Trust Series 2017-1MKT, Class A 3.614%, 2/10/32 (6)	225,000	232
Palisades Center Trust Series 2016-PLSD, Class A 2.713%, 4/13/33 (6)	830,000	829
Seasoned Credit Risk Transfer Series 2016-1, Class M1, CMO, ARM 3.00%, 9/25/55 (6)	120,000	113
Structured Agency Credit Risk Debt Notes Series 2014-DN3, Class M2, CMO, ARM 3.178%, 8/25/24	83,479	84
Structured Agency Credit Risk Debt Notes Series 2014-HQ2, Class M2, CMO, ARM 2.978%, 9/25/24	400,000	409
Structured Agency Credit Risk Debt Notes Series 2014-HQ3, Class M2, CMO, ARM 3.428%, 10/25/24	107,632	109
Structured Agency Credit Risk Debt Notes Series 2015-DN1, Class M2, CMO, ARM 3.178%, 1/25/25	212,207	213

Structured Agency Credit Risk Debt Notes Series 2015-DNA1, Class M2, CMO, ARM 2.628%, 10/25/27	725,000	739
Structured Agency Credit Risk Debt Notes Series 2015-DNA3, Class M2, CMO, ARM 3.628%, 4/25/28	360,000	373
Structured Agency Credit Risk Debt Notes Series 2015-HQ1, Class M2, CMO, ARM 2.978%, 3/25/25	348,879	352
Structured Agency Credit Risk Debt Notes Series 2015-HQ2, Class M2, CMO, ARM 2.728%, 5/25/25	450,000	458
Structured Agency Credit Risk Debt Notes Series 2015-HQA1, Class M2, CMO, ARM 3.428%, 3/25/28	572,379	586
Structured Agency Credit Risk Debt Notes Series 2015-HQA2, Class M2, CMO, ARM 3.578%, 5/25/28	486,020	500
Structured Agency Credit Risk Debt Notes Series 2016-DNA1, Class M2, CMO, ARM 3.678%, 7/25/28	290,000	302
Structured Agency Credit Risk Debt Notes Series 2016-DNA3, Class M2, CMO, ARM 2.778%, 12/25/28	455,000	465
Structured Agency Credit Risk Debt Notes Series 2017-DNA1, Class M1, CMO, ARM 1.978%, 7/25/29	248,891	249
Structured Agency Credit Risk Debt Notes Series 2017-HQA1, Class M1, CMO, ARM 1.97%, 8/25/29	250,000	251
Terwin Mortgage Trust Series 2005-14HE, Class AF2, ARM 4.849%, 8/25/36	28,947	29
Towd Point Mortgage Trust Series 2015-3, Class A1B, CMO, ARM 3.00%, 3/25/54 (6)	397,263	400
Towd Point Mortgage Trust Series 2015-4, Class A1B, CMO, ARM 2.75%, 4/25/55 (6)	421,049	421

Towd Point Mortgage Trust Series 2015-5, Class A1B, CMO, ARM 2.75%, 5/25/55 (6)	255,837	256
Towd Point Mortgage Trust Series 2016-1, Class A1B, CMO, ARM 2.75%, 2/25/55 (6)	353,896	354
Towd Point Mortgage Trust Series 2016-1, Class A3B, CMO, ARM 3.00%, 2/25/55 (6)	426,037	426
Towd Point Mortgage Trust Series 2016-2, Class A1A, CMO, ARM 2.75%, 8/25/55 (6)	291,241	290
Towd Point Mortgage Trust Series 2017-1, Class A1, CMO, ARM 2.75%, 10/25/56 (6)	160,000	160
WaMu Mortgage PTC Series 2005-AR12, Class 2A1, CMO, ARM 3.038%, 9/25/35	6,995	7
Wells Fargo Commercial Mortgage Trust Series 2015-LC20, Class C, ARM 4.056%, 4/15/50	345,000	315
Wells Fargo Commercial Mortgage Trust Series 2015-NXS2, Class A2 3.02%, 7/15/58	310,000	318
Wells Fargo Commercial Mortgage Trust Series 2015-NXS2, Class A5, ARM 3.767%, 7/15/58	665,000	693
Wells Fargo Commercial Mortgage Trust Series 2015-NXS2, Class AS, ARM 4.121%, 7/15/58	105,000	110
Wells Fargo Commercial Mortgage Trust Series 2015-NXS2, Class B, ARM 4.251%, 7/15/58	170,000	170
Wells Fargo Commercial Mortgage Trust Series 2015-NXS2, Class C, ARM 4.251%, 7/15/58	95,000	90
Wells Fargo Commercial Mortgage Trust Series 2015-SG1, Class A4 3.789%, 9/15/48	530,000	552

Wells Fargo Commercial Mortgage Trust Series 2016-C34, Class A4 3.096%, 6/15/49	700,000	692
Wells Fargo Mortgage Backed Securities Trust Series 2003-O, Class 5A1, CMO, ARM 2.898%, 1/25/34	32,110	33
Wells Fargo Mortgage Backed Securities Trust Series 2004-G, Class A3, CMO, ARM 3.041%, 6/25/34	12,340	12
WF-RBS Commercial Mortgage Trust Series 2013-C13, Class A4 3.001%, 5/15/45	650,000	656
WF-RBS Commercial Mortgage Trust Series 2013-C18, Class A3 3.651%, 12/15/46	285,000	297
WF-RBS Commercial Mortgage Trust Series 2014-C20, Class AS 4.176%, 5/15/47	575,000	608
Total Non-U.S. Government Mortgage-Backed Securities (Cost $30,820)		30,548

U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED SECURITIES 5.2%

U.S. Government Agency Obligations 4.2% (7)

Federal Home Loan Mortgage

1.426%, 8/25/17	75,092	75
1.875%, 4/25/22	291,961	291
2.50%, 5/1/28 - 4/1/30	863,241	871
3.00%, 12/1/42 - 2/1/47	6,529,861	6,509
3.50%, 8/1/42 - 5/1/46	4,449,870	4,581
4.00%, 6/1/24 - 12/1/41	1,952,547	2,063
4.50%, 12/1/18 - 10/1/41	1,322,291	1,424
5.00%, 10/1/18 - 8/1/40	594,572	647
5.50%, 3/1 - 11/1/18	10,063	10
6.00%, 8/1/21 - 8/1/38	409,362	460
6.50%, 11/1/29 - 7/1/35	51,534	58

7.00%, 10/1/25 - 6/1/32	13,453	15
Federal Home Loan Mortgage, ARM		
2.975%, 7/1/35	21,801	23
3.035%, 9/1/32	1,517	2
3.241%, 2/1/35	121,323	129
3.369%, 1/1/37	33,148	36
3.409%, 2/1/37	127,616	134
Federal Home Loan Mortgage, CMO, ARM		
1.22%, 10/15/46 - 1/15/47	608,322	608
1.266%, 2/15/47	168,854	169
1.27%, 9/15/46 - 10/15/46	733,684	736
Federal National Mortgage Assn.		
2.50%, 10/1/27 - 9/1/46	5,045,002	5,033
3.00%, 8/1/27 - 12/1/46	20,727,002	20,692
3.50%, 5/1/42 - 5/1/46	19,744,154	20,315
4.00%, 3/1/24 - 12/1/45	9,698,250	10,232
4.50%, 5/1/19 - 12/1/45	2,658,717	2,855
5.00%, 10/1/18 - 8/1/45	3,921,102	4,309
5.50%, 3/1/17 - 9/1/41	2,129,067	2,383
6.00%, 5/1/21 - 5/1/42	2,029,883	2,309
6.50%, 5/1/17 - 5/1/40	782,923	892
7.00%, 9/1/30 - 4/1/32	10,857	13
8.50%, 11/1/21	45	1
Federal National Mortgage Assn., ARM 3.046%, 8/1/36	80,389	85
Federal National Mortgage Assn., CMO, ARM		
1.221%, 3/25/47	600,000	601
1.228%, 10/25 - 11/25/46	1,120,704	1,120
1.278%, 9/25 - 11/25/46	1,210,829	1,215

Federal National Mortgage Assn., CMO, IO 6.50%, 2/25/32	8,855	2
		90,898
U.S. Government Obligations 1.0%		
Government National Mortgage Assn.		
2.50%, 11/20/42 - 7/20/43	2,808,531	2,736
3.00%, 9/15/42 - 11/20/46	3,942,605	3,999
3.50%, 9/20/42 - 10/20/46	6,128,720	6,391
4.00%, 2/20/41 - 11/20/45	1,899,652	2,017
4.50%, 11/20/39 - 1/20/46	2,459,754	2,656
5.00%, 7/20/39 - 8/20/41	1,301,554	1,444
5.50%, 10/20/32 - 6/20/44	1,069,185	1,199
6.00%, 8/20/34 - 12/20/37	165,572	189
6.50%, 4/15/27 - 2/15/29	7,474	9
7.00%, 9/20/27	3,688	4
7.50%, 1/15/30	6,416	7
8.00%, 9/15/22 - 10/20/25	1,993	2
Government National Mortgage Assn., CMO, IO		
3.50%, 5/20/43	355,007	73
4.00%, 5/20/37 - 2/20/43	712,305	118
4.50%, 11/20/37 - 12/20/39	454,989	26
		20,870
Total U.S. Government & Agency Mortgage-Backed Securities (Cost $112,239)		111,768

U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING MORTGAGE-BACKED) 2.9%

U.S. Government Agency Obligations 0.1% (8)		
Federal National Mortgage Assn., 7.125%, 1/15/30	1,270,000	1,837

Resolution Funding, 8.125%, 10/15/19	210,000	245
		2,082
U.S. Treasury Obligations 2.8%		
U.S. Treasury Bonds, 2.50%, 2/15/46	2,270,000	2,056
U.S. Treasury Bonds, 2.875%, 11/15/46	1,385,000	1,359
U.S. Treasury Bonds, 3.00%, 11/15/44	3,105,000	3,119
U.S. Treasury Bonds, 3.125%, 2/15/43 (13)	8,795,000	9,052
U.S. Treasury Bonds, 3.375%, 5/15/44	3,635,000	3,916
U.S. Treasury Bonds, 4.625%, 2/15/40	2,130,000	2,758
U.S. Treasury Inflation-Indexed Notes, 0.125%, 7/15/26	3,303,649	3,246
U.S. Treasury Inflation-Indexed Notes, 0.375%, 1/15/27	1,933,955	1,940
U.S. Treasury Inflation-Indexed Notes, 0.625%, 1/15/26	6,304,714	6,459
U.S. Treasury Notes, 0.625%, 11/30/17	385,000	384
U.S. Treasury Notes, 0.75%, 4/30/18	600,000	598
U.S. Treasury Notes, 0.875%, 6/15/19	415,000	411
U.S. Treasury Notes, 1.50%, 5/31/19	340,000	341
U.S. Treasury Notes, 1.50%, 11/30/19	9,110,000	9,123
U.S. Treasury Notes, 2.00%, 8/31/21	15,880,000	15,974
U.S. Treasury Notes, 2.75%, 2/15/19	915,000	942
		61,678
Total U.S. Government Agency Obligations (Excluding Mortgage-Backed) (Cost $61,820)		63,760
FOREIGN GOVERNMENT OBLIGATIONS & MUNICIPALITIES 0.5%		
Autoridad del Canal de Panama, 4.95%, 7/29/35 (6)	200,000	214
CCCI Treasure, FRN, 3.50%, 12/29/49	210,000	212
CNOOC Finance, 3.50%, 5/5/25	800,000	795
CNOOC Finance, 4.25%, 4/30/24	200,000	210
Comision Federal de Eletricidad, 4.875%, 1/15/24 (6)	200,000	205

CRCC Yupeng, FRN, 3.95%, 2/28/49	580,000	594
Government of Bermuda, 4.854%, 2/6/24 (6)	555,000	587
Kingdom of Morocco, 4.25%, 12/11/22 (6)	460,000	479
Pertamina, 4.30%, 5/20/23	200,000	206
Pertamina, 6.45%, 5/30/44 (6)	265,000	293
Petroleos Mexicanos, 3.50%, 7/18/18	525,000	535
Petroleos Mexicanos, 3.50%, 7/23/20	315,000	317
Petroleos Mexicanos, 4.875%, 1/24/22	435,000	445
Petroleos Mexicanos, 5.375%, 3/13/22 (6)	115,000	121
Province of Manitoba, 1.30%, 4/3/17	545,000	545
Province of Manitoba, 3.05%, 5/14/24	170,000	174
Province of Ontario, 1.20%, 2/14/18	200,000	199
Province of Ontario, 2.50%, 9/10/21	1,240,000	1,248
Republic of Indonesia, 3.70%, 1/8/22 (6)	200,000	206
Republic of Slovenia, 5.85%, 5/10/23	470,000	538
Swedish Export Credit, 5.125%, 3/1/17	800,000	800
United Mexican States, 4.125%, 1/21/26	1,235,000	1,266
Total Foreign Government Obligations & Municipalities (Cost $9,998)		10,189

MUNICIPAL SECURITIES 0.6%

California 0.1%

Bay Area Toll Auth., Build America, 6.263%, 4/1/49	515,000	713
East Bay Municipal Utility Dist., Build America, 5.874%, 6/1/40	530,000	680
Los Angeles Airport, Build America, Series C, 7.053%, 5/15/40	295,000	419
San Diego County Water Auth., Build America, Series B 6.138%, 5/1/49	170,000	223
		2,035

Colorado 0.0%

Denver School Dist. No. 1, Public Schools, Series B, COP 4.242%, 12/15/37	210,000	218
		218

District of Columbia 0.0%		
District of Columbia, Build America, Series E, 5.591%, 12/1/34	70,000	86
		86
Florida 0.0%		
Florida Board of Administration Fin. Corp., Hurricane Catastrophe Fund, Series A, 2.995%, 7/1/20	430,000	443
Florida Board of Administration Fin. Corp., Series A 2.163%, 7/1/19	175,000	176
		619
Georgia 0.0%		
Georgia, Series E, 5.00%, 12/1/26	265,000	328
		328
Illinois 0.0%		
Chicago, O'Hare Int'l. Airport, Build America, 6.395%, 1/1/40	260,000	345
Metropolitan Water Reclamation Dist. of Chicago Build America, 5.72%, 12/1/38	430,000	522
		867
Maryland 0.1%		
Maryland Transportation Auth., Build America, 5.888%, 7/1/43	375,000	475
Maryland Transportation Auth., Build America, Series B 5.754%, 7/1/41	590,000	725
		1,200
New York 0.2%		
Metropolitan Transportation Auth., Dedicated Tax Fund Build America, 7.336%, 11/15/39	220,000	325
New York City, Build America, Series F1, 6.271%, 12/1/37	540,000	720
New York City, Build America, Series H-1, 5.846%, 6/1/40	270,000	352
New York City Municipal Water Fin. Auth., Water & Sewer Build America, 5.952%, 6/15/42	160,000	211
New York City Transitional Fin. Auth., Build America 5.508%, 8/1/37	600,000	739

Port Auth. of New York & New Jersey, Consolidated 174th 4.458%, 10/1/62	905,000	943
		3,290
North Carolina 0.1%		
North Carolina Eastern Municipal Power Agency 1.561%, 7/1/17	195,000	195
North Carolina Eastern Municipal Power Agency 2.003%, 7/1/18	20,000	20
Univ. of North Carolina Board of Governors, UNC Chapel Hill 3.847%, 12/1/34	955,000	1,005
		1,220
Ohio 0.0%		
JobsOhio Beverage System, Series B, 4.532%, 1/1/35	515,000	562
		562
Oregon 0.0%		
Oregon, Taxable Pension, 5.892%, 6/1/27	130,000	158
		158
South Carolina 0.0%		
South Carolina Public Service Auth., Series E, 4.322%, 12/1/27	360,000	391
		391
Texas 0.0%		
Texas Transportation Commission, 1st Tier, Build America Series B, 5.178%, 4/1/30	485,000	574
		574
Utah 0.0%		
Utah Transit Auth., Build America, Series B, 5.937%, 6/15/39	520,000	669
		669
Virginia 0.1%		
Virginia Public Building Auth., Build America, 5.90%, 8/1/30	445,000	551

Virginia Public School Auth., Qualified School Construction 4.25%, 12/15/30	800,000	847
Virginia Transportation Board, Build America, 5.35%, 5/15/35	60,000	73
		1,471
Total Municipal Securities (Cost $12,220)		13,688
BOND MUTUAL FUNDS 15.4%		
T. Rowe Price Global Unconstrained Bond Fund, 2.32% (9)(10)	8,952,602	89,795
T. Rowe Price Inflation Protected Bond Fund, (0.23)% (9)(10)	588,589	6,998
T. Rowe Price Institutional Emerging Markets Bond Fund, 6.48% (9)(10)	8,781,566	80,264
T. Rowe Price Institutional High Yield Fund, 4.98% (9)(10)	9,533,969	85,806
T. Rowe Price Institutional International Bond Fund, 1.74% (9)(10)	7,434,258	61,927
T. Rowe Price Limited Duration Inflation Focused Bond Fund, (0.25)% (9)(10)	1,491,054	7,500
Total Bond Mutual Funds (Cost $330,014)		332,290
EQUITY MUTUAL FUNDS 4.7%		
T. Rowe Price Institutional Emerging Markets Equity Fund (1)(9)	2,187,272	68,834
T. Rowe Price Real Assets Fund (9)	2,919,161	32,461
Total Equity Mutual Funds (Cost $79,800)		101,295
PRIVATE INVESTMENT COMPANIES 5.1%		
Blackstone Partners Offshore Fund (1)(3)	105,500	109,486
Total Private Investment Companies (Cost $105,500)		109,486
SHORT-TERM INVESTMENTS 1.8%		
Money Markets Funds 1.8%		
T. Rowe Price Treasury Reserve Fund, 0.52% (9)(11)	38,790,428	38,790
Total Short-Term Investments (Cost $38,790)		38,790

SECURITIES LENDING COLLATERAL 0.0%

Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank 0.0%		
Short-Term Funds 0.0%		
T. Rowe Price Short-Term Fund, 0.72% (9)(11)	8,593	86
Total Investments through Securities Lending Program with JPMorgan Chase Bank		86
Total Securities Lending Collateral (Cost $86)		86
Total Investments in Securities		
100.0% of Net Assets (Cost $1,706,060)		**$ 2,159,877**

‡ Shares/Par are denominated in U.S. dollars unless otherwise noted.

(1) Non-income producing

(2) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period-end amounts to $376 and represents 0% of net assets.

(3) Level 3 in fair value hierarchy. See Note 2.

(4) All or a portion of this security is on loan at February 28, 2017 -- total value of such securities at period-end amounts to $85. See Note 4.

(5) The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.

(6) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers -- total value of such securities at period-end amounts to $50,950 and represents 2.4% of net assets.

(7) The issuer currently operates under a federal conservatorship; however, its securities are neither issued nor guaranteed by the U.S. government.

(8) Issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. government. The Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation currently operate under a federal conservatorship.

(9) Affiliated Company

(10) SEC 30-day yield

(11) Seven-day yield

(12) All or a portion of this security is pledged to cover written call options at February 28, 2017.

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 28, 2017. Purchase and sales cost and investment income reflect all activity for the period then ended.

Affiliate	Purchase Cost	Sales Cost	Investment Income	Value 2/28/17	Value 5/31/16
T. Rowe Price Global Unconstrained Bond Fund	$ 91,194	$ —	$ 62	$ 89,795	$ —
T. Rowe Price Inflation Protected Bond Fund	7,087	—	87	6,998	—
T. Rowe Price Institutional Emerging Markets Bond Fund	8,589	16,191	4,307	80,264	83,090
T. Rowe Price Institutional Emerging Markets Equity Fund	594	27,891	1,089	68,834	84,757
T. Rowe Price Institutional High Yield Fund	11,354	20,311	4,054	85,806	87,606
T. Rowe Price Institutional International Bond Fund	2,110	18,248	1,117	61,927	79,943
T. Rowe Price Limited Duration Inflation Focused Bond Fund	7,500	—	—	7,500	—
T. Rowe Price Real Assets Fund	666	14,848	1,331	32,461	42,656
T. Rowe Price Government Reserve Fund +	¤	¤	93	—	89,146
T. Rowe Price Treasury Reserve Fund	¤	¤	54	38,790	—
T. Rowe Price Short-Term Fund #	¤	¤	—^	86	9,538
Totals			$ 12,194	$ 472,461	$ 476,736

+ At May 31, 2016, the underlying fund's name was T. Rowe Price Reserve Investment Fund.
# At May 31, 2016, the underlying fund's name was T. Rowe Price Short-Term Reserve Fund.
¤ Purchase and sale information not shown for cash management funds.
^ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 4.

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Personal Strategy Balanced Fund
Unaudited

Notes To Portfolio of Investments

T. Rowe Price Personal Strategy Funds, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The Personal Strategy Balanced Fund (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income. The fund pursues this objective by investing in a diversified portfolio typically consisting of approximately 60% stocks, 30% bonds, and 10% money market securities.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation
The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the Portfolio of Investments may differ from the value ultimately realized upon sale or maturity.

Investment Transactions
Investment transactions are accounted for on the trade date.

Currency Translation
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction.

New Accounting Guidance
In October 2016, the Securities and Exchange Commission (SEC) issued a new rule, Investment Company Reporting Modernization, which, among other provisions, amends Regulation S-X to require standardized, enhanced disclosures, particularly related to derivatives, in investment company financial statements. Compliance with the guidance is effective for financial statements filed with the SEC on or after August 1, 2017; adoption will have no effect on the fund’s net assets or results of operations.

NOTE 2 – VALUATION

The fund’s financial instruments are valued and each class’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 – unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Debt securities generally are traded in the OTC market. Securities with remaining maturities of one year or more at the time of acquisition are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Debt securities with remaining maturities of less than one year at the time of acquisition generally use amortized cost in local currency to approximate fair value. However, if amortized cost is deemed not to reflect fair value or the fund holds a significant amount of such securities with remaining maturities of more than 60 days, the securities are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy. Investments in private investment companies are valued at the investee’s NAV per share as of the valuation date, if available. If the investee’s NAV is not available as of the valuation date or is not calculated in accordance with GAAP, the Valuation Committee may adjust the investee’s NAV to reflect fair value at the valuation date. Investments in private investment companies generally are categorized either in Level 2 or 3, depending on the significance of unobservable inputs. Exchange-traded options on futures contracts are valued at closing settlement prices and generally are categorized in Level 1 of the fair value hierarchy. Financial futures contracts are valued at closing settlement prices and are categorized in Level 1 of the fair value hierarchy. Swaps are valued at prices furnished by independent swap dealers or by an independent pricing service and generally are categorized in Level 2 of the fair value hierarchy; however, if unobservable inputs are significant to the valuation, the swap would be categorized in Level 3.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants; transaction information can be reliably obtained; and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on February 28, 2017:

There were no material transfers between Levels 1 and 2 during the period ended February 28, 2017.

Following is a reconciliation of the fund’s Level 3 holdings for the period ended February 28, 2017. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at February 28, 2017, totaled $3,995,000 for the period ended February 28, 2017. Transfers into and out of Level 3 are reflected at the value of the financial instrument at the beginning of the period. Transfers out of Level 3 were because observable market data became available for the security during the period.

In accordance with GAAP, the following table provides quantitative information about significant unobservable inputs used to determine the fair valuations of the fund’s Level 3 assets, by class of financial instrument; it also indicates the sensitivity of the Level 3 valuations to changes in those significant unobservable inputs. Because the Valuation Committee considers a wide variety of factors and inputs, both observable and unobservable, in determining fair values, the unobservable inputs presented do not reflect all inputs significant to the fair value determination.

NOTE 3 - DERIVATIVE INSTRUMENTS

The fund may invest in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information. The fund may use derivatives for a variety of purposes, such as seeking to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, or to adjust credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based. The fund at all times maintains sufficient cash reserves, liquid assets, or other SEC-permitted asset types to cover its settlement obligations under open derivative contracts. The fund values its derivatives at fair value, as described in Note 2.

Counterparty Risk and Collateral
The fund invests in derivatives in various markets, which expose it to differing levels of counterparty risk. Counterparty risk on exchange-traded and centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps, is minimal because the clearinghouse provides protection against counterparty defaults. For futures and centrally cleared swaps, the fund is required to deposit collateral in an amount specified by the clearinghouse and the clearing firm (margin requirement) and the margin requirement must be maintained over the life of the contract. Each clearinghouse and clearing firm, in its sole discretion, may adjust the margin requirements applicable to the fund.

Derivatives, such as bilateral swaps, forward currency exchange contracts, and OTC options, that are transacted and settle directly with a counterparty (bilateral derivatives) expose the fund to greater counterparty risk. To mitigate this risk, the fund has entered into master netting arrangements (MNAs) with certain counterparties that permit net settlement under specified conditions and, for certain counterparties, also require the exchange of collateral to cover mark-to-market exposure. MNAs may be in the form of International Swaps and Derivatives Association master agreements (ISDAs) or foreign exchange letter agreements (FX letters).

MNAs provide the ability to offset amounts the fund owes a counterparty against amounts the counterparty owes the fund (net settlement). Both ISDAs and FX letters generally allow termination of transactions and net settlement upon the occurrence of contractually specified events, such as failure to pay or bankruptcy. In addition, ISDAs specify other events, the occurrence of which would allow one of the parties to terminate. For example, a downgrade in credit rating of a counterparty would allow the fund to terminate while a decline in the fund’s net assets of more than a specified percentage would allow the counterparty to terminate. Upon termination, all transactions with that counterparty would be liquidated and a net termination amount settled. ISDAs include collateral agreements whereas FX letters do not. Collateral requirements are determined daily based on the net aggregate unrealized gain or loss on all bilateral derivatives with a counterparty, subject to minimum transfer amounts that typically range from $100,000 to $250,000. Any additional collateral required due to changes in security values is transferred the next business day.

Collateral may be in the form of cash or debt securities issued by the U.S. government or related agencies; securities posted by the fund are so noted in the accompanying Portfolio of Investments. For bilateral derivatives, collateral posted or received by the fund is held in a segregated account by the fund’s custodian. As of February 28, 2017, no collateral was pledged by either the fund or counterparties for bilateral derivatives. As of February 28, 2017, securities valued at $4,944,000 had been posted by the fund for exchange-traded and/or centrally cleared derivatives.

Futures Contracts
The fund may enter into futures contracts to manage exposure to interest rates, security prices, foreign currencies, and credit quality; as an efficient means of adjusting exposure to all or part of a target market; to enhance income; as a cash management tool; or to adjust credit exposure. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms. Payments are made or received by the fund each day to settle daily fluctuations in the value of the contract (variation margin), which reflect changes in the value of the underlying financial instrument. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values, interest rates, or currency values; and potential losses in excess of the fund’s initial investment.

Options
The fund may use options to manage exposure to security prices, interest rates, foreign currencies, and credit quality; as an efficient means of adjusting exposure to all or a part of a target market; to enhance income; as a cash management tool; or to adjust credit exposure. In return for a premium paid, call and put index options give the holder the right, but not the obligation, to receive cash equal to the difference between the value of the reference index on the exercise date and the exercise price of the option. Risks related to the use of options include possible illiquidity of the options markets; trading restrictions imposed by an exchange or counterparty; movements in the underlying asset values and/or interest rates; and, for written options, potential losses in excess of the fund’s initial investment.

Swaps
The fund may use swaps in an effort to manage exposure to changes in interest rates, inflation rates, and credit quality; to adjust overall exposure to certain markets; to enhance total return or protect the value of portfolio securities; to serve as a cash management tool; or to adjust credit exposure. Swap agreements can be settled either directly with the counterparty (bilateral swap) or through a central clearinghouse (centrally cleared swap). For bilateral swaps, cash payments are made or received by the fund on a periodic basis in accordance with contract terms. For centrally cleared swaps, payments are made or received by the fund each day to settle the daily fluctuation in the value of the contract (variation margin).

Credit default swaps are agreements where one party (the protection buyer) agrees to make periodic payments to another party (the protection seller) in exchange for protection against specified credit events, such as certain defaults and bankruptcies related to an underlying credit instrument, or issuer or index of such instruments. Upon occurrence of a specified credit event, the protection seller is required to pay the buyer the difference between the notional amount of the swap and the value of the underlying credit, either in the form of a net cash settlement or by paying the gross notional amount and accepting delivery of the relevant underlying credit. For credit default swaps where the underlying credit is an index, a specified credit event may affect all or individual underlying securities included in the index and will be settled based upon the relative weighting of the affected underlying security(ies) within the index. Generally, the payment risk for the seller of protection is inversely related to the current market price or credit rating of the underlying credit or the market value of the contract relative to the notional amount, which are indicators of the markets’ valuation of credit quality. Risks related to the use of credit default swaps include the possible inability of the fund to accurately assess the current and future creditworthiness of underlying issuers, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.

NOTE 4 – OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Restricted Securities
The fund may invest in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

Securities Lending
The fund may lend its securities to approved brokers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities, valued at 102% to 105% of the value of the securities on loan. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered the next business day. Cash collateral is invested by the lending agent(s) in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying Portfolio of Investments, but collateral received in the form of securities is not. At February 28, 2017, the value of cash collateral and related investments was $86,000.

Mortgage-Backed Securities
The fund may invest in mortgage-backed securities (MBS or pass-through certificates) that represent an interest in a pool of specific underlying mortgage loans and entitle the fund to the periodic payments of principal and interest from those mortgages. MBS may be issued by government agencies or corporations, or private issuers. Most MBS issued by government agencies are guaranteed; however, the degree of protection differs based on the issuer. The fund also may invest in stripped MBS, created when a traditional MBS is split into an interest-only (IO) and a principal-only (PO) strip. MBS, including IOs and POs, are sensitive to changes in economic conditions that affect the rate of prepayments and defaults on the underlying mortgages; accordingly, the value, income, and related cash flows from MBS may be more volatile than other debt instruments. IOs also risk loss of invested principal from faster-than-anticipated prepayments.

Investment in Blackstone Partners Offshore Fund
The fund invested in Blackstone Partners Offshore Fund Ltd. (Blackstone Partners), a multi-strategy hedge fund-of-funds offered by Blackstone Alternative Asset Management (BAAM), a unit of Blackstone Group L.P. (Blackstone). Blackstone Partners provides fund exposure to alternative investments primarily through Blackstone Partners’ investments in underlying private investment funds, and the underlying funds are mostly managed by investment managers unaffiliated with BAAM or Blackstone. Blackstone Partners and the underlying funds may use leverage, engage in short-selling, and invest in commodities or other speculative investments, which may increase the risk of investment loss. Blackstone Partners and the underlying funds are not subject to the same regulatory requirements as open-end mutual funds, and, therefore, their investments and related valuations may not be as transparent. Ownership interests in Blackstone Partners are not transferable and are subject to various redemption restrictions, such as advance notice requirements, limited redemption dates, and possible suspension of redemption rights. In addition, Blackstone Partners’ ownership in the underlying funds may also be subject to transfer and redemption restrictions, such as advance notice requirements, limited redemption dates, and possible suspension of redemption rights. All of these restrictions are subject to change at the sole discretion of Blackstone Partners or an underlying fund’s management. As of February 28, 2017, the fund’s investment in Blackstone Partners is subject to semi-annual redemption with 95 days prior written notice and is considered an illiquid asset.

NOTE 5 - FEDERAL INCOME TAXES

At February 28, 2017, the cost of investments for federal income tax purposes was $1,706,060,000. Net unrealized gain aggregated $455,019,000 at period-end, of which $475,780,000 related to appreciated investments and $20,761,000 related to depreciated investments.

NOTE 6 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Government Reserve Fund, the T. Rowe Price Treasury Reserve Fund, or the T. Rowe Price Short-Term Fund (collectively, the Price Reserve Funds), open-end management investment companies managed by T. Rowe Price Associates, Inc. (Price Associates) and considered affiliates of the fund. The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. The Price Reserve Funds pay no investment management fees.

The fund may also invest in certain other T. Rowe Price funds (Price Funds) as a means of gaining efficient and cost-effective exposure to certain markets. Each underlying Price Fund is an open-end management investment company managed by Price Associates and is considered an affiliate of the fund. To ensure that the fund does not incur duplicate management fees (paid by the underlying Price Fund(s) and the fund), Price Associates has agreed to permanently waive a portion of its management fee charged to the fund in an amount sufficient to fully offset that portion of management fees paid by each underlying Price Fund related to the fund’s investment therein.

T. Rowe Price Personal Strategy Growth Fund

Unaudited

Portfolio of Investments ‡

(Cost and value in $000s)

	Shares/Par	$ Value
COMMON STOCKS 72.8%		
CONSUMER DISCRETIONARY 10.8%		
Auto Components 0.5%		
Aisin Seiki (JPY)	18,700	929
Autoliv, GDR (SEK)	12,581	1,320
Delphi Automotive	39,323	2,994
Gentherm (1)	20,275	735
GKN (GBP)	380,254	1,699
Koito Manufacturing (JPY)	12,900	665
Sumitomo Rubber Industries (JPY)	60,000	989
		9,331
Automobiles 0.8%		
BMW (EUR)	16,527	1,476
Ferrari	12,000	781
General Motors	7,745	285
Honda Motor (JPY)	120,000	3,717
Suzuki Motor (JPY)	49,100	1,919
Tesla (1)	13,276	3,319
Toyota Motor (JPY)	55,100	3,117
		14,614
Distributors 0.0%		
Core-Mark Holding	15,500	504
		504
Diversified Consumer Services 0.0%		
American Public Education (1)	7,700	186
		186
Hotels, Restaurants & Leisure 1.3%		
Bojangles (1)	8,182	172
Brinker	9,100	384
Compass Group (GBP)	154,921	2,878
Denny's (1)	36,500	458

Domino's Pizza	1,200	228
Hilton Grand Vacations (1)	8,300	249
Hilton Worldwide Holdings	36,273	2,075
Jack in the Box	8,500	797
Las Vegas Sands	43,649	2,311
Marriott, Class A	30,046	2,614
MGM Resorts International (1)	80,200	2,109
Norwegian Cruise Line Holdings (1)	60,061	3,045
Red Robin Gourmet Burgers (1)	8,593	392
Royal Caribbean Cruises	20,300	1,951
Sonic	29,244	739
Starbucks	23,300	1,325
Wingstop	12,500	329
Yum! Brands	29,400	1,920
		23,976
Household Durables 0.5%		
Calatlantic	2,560	90
Lennar, Class A	23,900	1,166
Meritage (1)	8,780	312
Panasonic (JPY)	202,100	2,218
Persimmon (GBP)	94,409	2,414
Sony (JPY)	33,000	1,020
Tempur Sealy International (1)	17,600	813
		8,033
Internet & Direct Marketing Retail 3.7%		
Amazon.com (1)(13)	43,882	37,082
Ctrip.com International, ADR (1)	47,160	2,237
Etsy (1)	10,400	126
HSN	5,300	200
Liberty TripAdvisor Holdings, Class A (1)	15,300	206
Netflix (1)	36,656	5,210
Priceline (1)	12,073	20,815
		65,876

Leisure Products 0.1%		
Mattel	43,897	1,129
Nautilus Group (1)	6,000	97
		1,226
Media 1.5%		
Cable One	900	563
Charter Communications, Class A (1)	7,662	2,475
Comcast, Class A	148,906	5,572
CyberAgent (JPY)	46,800	1,302
Eutelsat Communications (EUR)	68,300	1,344
Liberty Global, Class A (1)	42,111	1,503
Liberty Global, Class C (1)	58,483	2,052
New Media Investment	9,000	139
Scholastic	7,315	330
Sky (GBP)	216,580	2,681
Twenty-First Century Fox	142,123	4,171
Walt Disney	16,700	1,839
WPP (GBP)	144,860	3,408
		27,379
Multiline Retail 0.3%		
Dollar General	35,639	2,602
Lojas Renner (BRL)	120,409	986
Marks & Spencer Group (GBP)	187,542	779
Ollies Bargain Outlet Holdings (1)	8,676	272
Tuesday Morning (1)	46,300	169
		4,808
Specialty Retail 1.6%		
AutoZone (1)	2,400	1,768
Burlington Stores (1)	9,300	828
Chico's	36,500	528
Five Below (1)	8,300	320
Home Depot	35,900	5,202

Kingfisher (GBP)	652,288	2,661
L Brands	16,500	868
Lowe's	101,296	7,533
Michaels (1)	23,700	476
Monro Muffler Brake	6,800	391
O'Reilly Automotive (1)	13,286	3,610
RH (1)	6,982	213
Ross Stores	44,900	3,079
Tile Shop Holdings (1)	28,900	509
Tractor Supply	8,857	628
Zumiez (1)	21,900	447
		29,061
Textiles, Apparel & Luxury Goods 0.5%		
Burberry (GBP)	115,690	2,477
Coach	15,100	575
Kering (EUR)	7,079	1,723
Moncler (EUR)	77,531	1,481
Samsonite International (HKD)	491,100	1,489
Skechers U.S.A., Class A (1)	24,500	629
		8,374
Total Consumer Discretionary		193,368
CONSUMER STAPLES 5.0%		
Beverages 0.5%		
Boston Beer, Class A (1)	1,900	301
Constellation Brands, Class A	4,590	729
Diageo (GBP)	104,561	2,948
Dr Pepper Snapple	550	51
Kirin Holdings (JPY)	115,400	1,991
Molson Coors Brewing, Class B	2,246	226
Monster Beverage (1)	5,800	240
PepsiCo	15,707	1,734
		8,220

Food & Staples Retailing 0.8%		
Costco Wholesale	6,820	1,208
CVS Health	19,925	1,606
Performance Food (1)	7,900	187
Seven & i Holdings (JPY)	66,800	2,616
Sprouts Farmers Market (1)	10,800	199
Walgreens Boots Alliance	104,890	9,060
		14,876
Food Products 1.9%		
Bunge Limited	30,937	2,532
Cal-Maine Foods	14,678	557
Danone (EUR)	22,012	1,456
Mondelez International	33,391	1,467
Nestle (CHF)	126,501	9,336
Pinnacle Foods	19,800	1,131
Post Holdings (1)	7,400	606
Snyders-Lance	6,900	273
TreeHouse Foods (1)	11,880	1,011
Tyson Foods, Class A	219,605	13,738
Wilmar International (SGD)	616,200	1,598
		33,705
Household Products 0.2%		
Procter & Gamble	40,242	3,665
		3,665
Personal Products 0.6%		
Conyers Park Acquisition, Equity Units (1)	16,400	184
L'Oreal (EUR)	17,195	3,201
Pola Orbis Holdings (JPY)	11,500	1,099
Unilever (GBP)	147,149	6,981
		11,465

Tobacco 1.0%		
Philip Morris International	170,063	18,596
		18,596
Total Consumer Staples		90,527
ENERGY 2.5%		
Energy Equipment & Services 0.1%		
Diamond Offshore Drilling (1)	13,400	225
Dril-Quip (1)	3,700	227
Forum Energy Technologies (1)	8,100	176
Frank's International	9,000	110
Keane Group (1)	7,800	137
SEACOR Holdings (1)	7,100	489
Tesco (1)	12,800	107
WorleyParsons (AUD) (1)	126,858	1,033
		2,504
Oil, Gas & Consumable Fuels 2.4%		
Beach Energy (AUD)	32,561	18
Centennial Resource Development, Acquisition Date: 12/28/16 Cost $71 (1)(2)	4,887	87
Centennial Resource Development, Class A (1)	7,243	136
Centennial Resource Development, Warrants, 10/11/21 (1)	2,214	16
Chevron	38,835	4,369
Diamondback Energy (1)	5,010	505
Enbridge	50,128	2,098
EOG Resources	52,237	5,066
Jagged Peak Energy (1)	10,600	146
Marathon Petroleum	78,684	3,903
Matador Resources (1)	16,400	395
Occidental Petroleum	74,175	4,862
Parsley Energy, Class A (1)	11,600	352
Royal Dutch Shell, B Shares, ADR	56,600	3,113
SM Energy	5,100	126

Statoil (NOK)	88,292	1,557
Total (EUR)	92,347	4,608
Total, ADR	147,153	7,353
TransCanada	86,324	3,970
		42,680
Total Energy		45,184

FINANCIALS 14.4%

Banks 6.6%

Atlantic Capital Bancshares (1)	9,867	177
Australia & New Zealand Banking (AUD)	179,678	4,253
Bank of NT Butterfield & Son	9,100	297
BankUnited	26,600	1,054
Barclays, ADR	79,309	887
Blue Hills Bancorp	10,287	189
BNC Bancorp	13,803	496
BNP Paribas (EUR)	69,526	4,068
Bridge Bancorp	9,900	353
Capital Bank Financial, Class A	15,660	639
Chemical Financial	5,744	306
Citigroup	90,575	5,417
Citizens Financial	41,338	1,545
Commerzbank (EUR)	83,147	634
CU Bancorp (1)	2,938	115
Danske Bank (DKK)	68,529	2,284
DBS Group (SGD)	218,556	2,919
DNB (NOK)	272,134	4,462
East West Bancorp	9,103	493
FB Financial (1)	7,200	228
Fifth Third Bancorp	146,747	4,027
First Hawaiian	10,843	343
First Horizon National	31,500	628
First Republic Bank	9,090	853
Guaranty Bancorp	3,500	87

Heritage Commerce	17,699	251
Home Bancshares	19,500	549
ING Groep (EUR)	301,258	4,150
Intesa Sanpaolo (EUR)	871,714	2,030
JPMorgan Chase (13)	270,710	24,532
KeyCorp	135,817	2,549
Live Oak Bancshares	5,321	122
Lloyds Banking Group (GBP)	3,242,916	2,765
National Bank of Canada (CAD)	66,800	2,851
Nordea Bank (SEK)	281,773	3,294
Pacific Continental	6,029	152
Park Sterling	25,431	302
Pinnacle Financial Partners	5,500	382
PNC Financial Services Group	32,382	4,120
Popular	10,500	463
Prosperity Bancshares	10,300	768
Seacoast Banking (1)	6,835	159
Simmons First National, Class A	3,000	172
Standard Chartered (GBP) (1)	132,829	1,191
Sumitomo Mitsui Trust Holdings (JPY)	66,458	2,385
Svenska Handelsbanken, A Shares (SEK)	239,708	3,328
Swedbank, A Shares (SEK)	65,381	1,611
Synovus Financial	12,332	521
Texas Capital Bancshares (1)	10,760	959
Towne Bank/Portsmouth VA	13,043	424
Tristate Capital Holdings (1)	4,266	100
U.S. Bancorp	104,421	5,743
United Overseas Bank (SGD)	108,900	1,669
Webster Financial	9,427	518
Wells Fargo	210,147	12,163
WestAmerica Bank	2,800	162
Western Alliance Bancorp (1)	19,770	1,021
		118,160

Capital Markets 3.6%		
Ameriprise Financial	44,330	5,829
Bank of New York Mellon	159,352	7,512
Bats Global Markets	21,690	762
BlackRock	1,416	549
Charles Schwab	131,371	5,309
Close Brothers Group (GBP)	20,333	381
CME Group	9,600	1,166
Cohen & Steers	7,500	282
E*TRADE Financial (1)	22,610	780
Financial Engines	11,300	501
GAM Holding (CHF)	90,419	1,000
Goldman Sachs	1,888	468
IHS Markit (1)	19,703	784
Intercontinental Exchange	94,600	5,404
Macquarie Group (AUD)	35,559	2,358
Morgan Stanley	378,004	17,263
S&P Global	5,400	699
State Street	98,290	7,835
TD Ameritrade Holding	135,700	5,306
		64,188
Consumer Finance 0.3%		
Credit Saison (JPY)	69,800	1,326
Encore Capital (1)	11,564	385
SLM Corporation (1)	53,302	639
Synchrony Financial	83,035	3,009
		5,359
Diversified Financial Services 0.2%		
Challenger (AUD)	284,812	2,495
Mitsubishi UFJ Lease & Finance (JPY)	246,600	1,364
		3,859

Insurance 3.6%		
AIA Group (HKD)	324,400	2,048
Allianz (EUR)	14,564	2,537
American International Group	73,236	4,681
Assured Guaranty	20,448	841
Aviva (GBP)	440,036	2,716
AXA (EUR)	189,716	4,481
Chubb	22,990	3,177
Direct Line Insurance (GBP)	507,561	2,163
Enstar (1)	1,700	329
Infinity Property & Casualty	6,602	622
Marsh & McLennan	94,215	6,923
MetLife	99,657	5,226
Munich Re (EUR)	12,536	2,368
Ping An Insurance, H Shares (HKD)	230,000	1,225
Prudential (GBP)	149,094	2,980
RLI	709	41
RSA Insurance Group (GBP)	271,459	2,019
Safety Insurance Group	4,000	284
Selective Insurance	18,160	804
State Auto Financial	10,200	274
Storebrand (NOK) (1)	320,777	2,166
Sun Life Financial (CAD)	71,100	2,580
Tokio Marine Holdings (JPY)	90,400	3,962
Willis Towers Watson	22,968	2,950
XL Group	156,069	6,319
		63,716
Mortgage Real Estate Investment Trusts 0.0%		
Hannon Armstrong Sustainable Infrastructure	10,400	206
		206
Thrifts & Mortgage Finance 0.1%		
Beneficial Bancorp	24,371	397
Capitol Federal Financial	28,987	437

Clifton Bancorp	4,500	72
Essent (1)	4,900	171
Kearny Financial	12,100	186
Meridian Bancorp	17,563	335
PennyMac Financial Services, Class A (1)	6,100	109
Radian	27,400	510
		2,217
Total Financials		257,705

HEALTH CARE 11.4%

Biotechnology 1.6%		
ACADIA Pharmaceuticals (1)	6,800	259
Acceleron Pharma (1)	6,000	160
Advanced Accelerator Applications, ADR (1)	2,953	112
Alexion Pharmaceuticals (1)	35,754	4,693
Alkermes (1)	7,720	436
Aquinox Pharmaceuticals (1)	3,464	60
Biogen (1)	14,980	4,323
Blueprint Medicines (1)	1,200	42
Celgene (1)	47,505	5,867
CSL (AUD)	14,150	1,278
Exelixis (1)	20,500	441
Gilead Sciences	16,743	1,180
Insmed (1)	13,231	211
Ionis Pharmaceuticals (1)	4,510	225
Ironwood Pharmaceuticals (1)	24,400	412
Prothena (1)	5,320	312
Radius Health (1)	7,900	333
Regeneron Pharmaceuticals (1)	225	84
SAGE Therapeutics (1)	4,500	303
Seattle Genetics (1)	4,400	289
Shire, ADR	19,947	3,605
Spark Therapeutics (1)	5,100	325
TESARO (1)	5,826	1,098

Ultragenyx Pharmaceutical (1)	400	34
Vertex Pharmaceuticals (1)	30,300	2,746
Xencor (1)	7,132	177
		29,005
Health Care Equipment & Supplies 2.8%		
Abbott Laboratories	77,598	3,498
Accuray (1)	10,166	52
Becton, Dickinson & Company	37,904	6,938
C. R. Bard	600	147
Danaher (13)	141,250	12,084
Dentsply Sirona	2,500	159
Elekta, B Shares (SEK)	96,468	915
Entellus Medical (1)	8,192	114
GN Store Nord (DKK)	80,858	1,840
Halyard Health (1)	12,900	504
Hologic (1)	80,513	3,267
Intuitive Surgical (1)	6,755	4,979
K2M Group Holdings (1)	38,073	763
Medtronic	96,538	7,811
Sonova (CHF)	4,738	623
STERIS	10,000	701
Stryker	40,600	5,220
Wright Medical (1)	25,523	712
		50,327
Health Care Providers & Services 2.5%		
Acadia Healthcare (1)	11,640	521
Aetna	76,374	9,834
Anthem	29,257	4,822
Centene (1)	15,472	1,091
Cigna	12,300	1,831
Cross Country Healthcare (1)	12,200	189
Fresenius (EUR)	56,401	4,478
HCA Holdings (1)	41,279	3,601

Henry Schein (1)	168	29
Humana	17,034	3,598
LifePoint Health (1)	5,300	339
McKesson	6,990	1,049
Miraca Holdings (JPY)	30,800	1,473
U.S. Physical Therapy	4,810	364
UnitedHealth Group	60,969	10,083
Universal American (1)	1,922	19
WellCare Health Plans (1)	4,900	692
		44,013
Health Care Technology 0.0%		
HMS Holdings (1)	34,100	635
		635
Life Sciences Tools & Services 0.7%		
Agilent Technologies	75,321	3,864
Bruker	17,290	418
Illumina (1)	4,245	711
Thermo Fisher Scientific	51,944	8,190
		13,183
Pharmaceuticals 3.8%		
Allergan	22,711	5,560
Astellas Pharma (JPY)	279,600	3,766
Bayer (EUR)	65,483	7,207
Bristol-Myers Squibb	64,691	3,669
Catalent (1)	13,854	398
Eli Lilly	7,500	621
GlaxoSmithKline, ADR	58,900	2,443
Johnson & Johnson	30,713	3,753
Mallinckrodt (1)	20,599	1,080
Medicines Company (1)	7,900	414
Merck	142,180	9,365
Mylan (1)	28,316	1,185
Novartis (CHF) (1)	83,001	6,482

Novo Nordisk, B Shares (DKK)	30,293	1,073
Pacira Pharmaceuticals (1)	10,390	454
Pfizer	257,079	8,771
Roche Holding (CHF)	23,947	5,829
Sanofi (EUR)	52,014	4,487
Therapeutics MD (1)	29,400	185
WAVE Life Sciences (1)	1,761	53
Zoetis	25,100	1,338
		68,133
Total Health Care		205,296

INDUSTRIALS & BUSINESS SERVICES 7.3%

Aerospace & Defense 1.5%

Boeing (13)	70,700	12,742
BWX Technologies	7,300	339
General Dynamics	947	180
Harris	21,551	2,369
Hexcel	11,590	637
Meggitt (GBP)	345,989	2,022
Moog, Class A (1)	6,200	419
Northrop Grumman	3,500	865
Raytheon	458	71
Rockwell Collins	27,139	2,594
Teledyne Technologies (1)	7,910	1,039
Textron	20,500	970
Triumph Group	12,600	350
United Technologies	25,958	2,922
		27,519

Air Freight & Logistics 0.2%

FedEx	16,030	3,093
		3,093

Airlines 1.1%		
Alaska Air Group	45,282	4,429
American Airlines (13)	256,829	11,907
Delta Air Lines	18,400	919
United Continental (1)	32,472	2,406
		19,661
Building Products 0.4%		
AAON	9,100	306
Gibraltar Industries (1)	5,862	243
Johnson Controls International	138,144	5,794
Lennox International	3,900	642
PGT Innovations (1)	21,286	214
Quanex Building Products	15,663	306
Simpson Manufacturing	2,300	99
		7,604
Commercial Services & Supplies 0.4%		
Brinks Company	19,600	1,048
Healthcare Services	4,000	166
Matthews International, Class A	3,100	204
Mobile Mini	9,620	313
MSA Safety	9,500	686
Multi-Color	3,940	283
Ritchie Bros. Auctioneers	21,700	731
SP Plus (1)	5,800	187
Stericycle (1)	23,929	1,983
Waste Connections	8,290	724
		6,325
Construction & Engineering 0.0%		
Comfort Systems USA	5,300	202
Valmont Industries	4,131	650
		852

Electrical Equipment 0.5%		
ABB (CHF)	91,957	2,077
AZZ	10,600	622
Legrand (EUR)	32,662	1,844
Mitsubishi Electric (JPY)	344,400	5,049
Thermon Group Holdings (1)	6,185	125
		9,717
Industrial Conglomerates 1.4%		
CK Hutchison Holdings (HKD)	247,992	3,063
DCC (GBP)	27,722	2,362
GE	44,201	1,318
Honeywell International	33,290	4,144
Koninklijke Philips (EUR)	118,154	3,580
Roper Technologies	23,200	4,853
Sembcorp Industries (SGD)	184,620	421
Siemens (EUR)	34,766	4,520
		24,261
Machinery 0.9%		
Alamo	3,600	271
Albany International, Class A	5,000	227
Chart Industries (1)	14,680	523
ESCO Technologies	13,200	715
Fortive	65,400	3,770
Graco	4,970	451
Illinois Tool Works	7,956	1,050
John Bean Technologies	12,400	1,109
Luxfer Holdings, ADR	13,700	152
Manitowoc (1)	27,100	165
Manitowoc Foodservice	19,300	368
Mueller Water Products, Class A	34,500	427
Pentair	16,971	985
RBC Bearings (1)	7,410	691
Rev Group (1)	8,738	249

SMC (JPY)	4,400	1,245
Sun Hydraulics	7,050	261
Tennant	4,800	337
THK (JPY)	89,400	2,305
Toro	14,120	850
Wabtec	821	66
		16,217
Marine 0.1%		
Maersk, Series B (DKK)	799	1,299
Matson	15,000	509
		1,808
Professional Services 0.1%		
Equifax	2,489	326
Exponent	5,200	299
Recruit Holdings (JPY)	32,000	1,571
		2,196
Road & Rail 0.3%		
Canadian Pacific Railway	6,963	1,027
Central Japan Railway (JPY)	13,600	2,226
J.B. Hunt Transport Services	5,500	540
Knight Transportation	13,624	445
Landstar System	5,100	443
Norfolk Southern	1,666	202
Saia (1)	7,997	387
Union Pacific	900	97
		5,367
Trading Companies & Distributors 0.4%		
Applied Industrial Technologies	5,400	341
Mitsubishi (JPY)	94,900	2,142
Rush Enterprises, Class A (1)	10,000	345
Sumitomo (JPY)	251,200	3,376

Univar (1)	12,889	415
		6,619
Total Industrials & Business Services		131,239
INFORMATION TECHNOLOGY 13.6%		
Communications Equipment 0.5%		
ADTRAN	11,100	235
Ciena (1)	17,600	463
Cisco Systems	166,937	5,706
Finisar (1)	15,403	516
LM Ericsson, B Shares (SEK)	186,770	1,212
		8,132
Electronic Equipment, Instruments & Components 0.3%		
CTS	10,400	228
Hamamatsu Photonics (JPY)	31,300	922
National Instruments	15,750	508
Omron (JPY)	40,000	1,717
TE Connectivity	34,530	2,571
		5,946
Internet Software & Services 4.5%		
Alibaba Group Holding, ADR (1)(13)	106,490	10,958
Alphabet, Class A (1)(13)	12,915	10,912
Alphabet, Class C (1)(13)	23,353	19,224
Apptio, Class B, Acquisition Date: 3/9/12 Cost $55 (1)(2)	3,082	38
Baidu, ADR (1)	11,330	1,973
Facebook, Class A (1)(13)	167,444	22,695
Five9 (1)	25,100	399
GrubHub (1)	8,493	298
Kakaku.com (JPY)	54,600	789
NAVER (KRW)	1,204	825
Pandora Media (1)	10,980	136
Quotient Technology (1)	14,180	169

SVMK (f/k/a SurveyMonkey), Acquisition Date: 11/25/14 Cost $41 (1)(2)(3)	2,478	28
Tencent Holdings (HKD)	338,800	8,991
Tucows, Class A (1)	1,908	87
Twilio, Class A (1)	8,076	256
Yahoo! Japan (JPY)	422,500	1,962
YY, ADR (1)	20,700	917
Zillow, Class A (1)	770	26
Zillow, Class C (1)	1,640	56
		80,739
IT Services 2.2%		
Booz Allen Hamilton	11,900	426
CSRA	16,400	489
EPAM Systems (1)	2,400	177
Fidelity National Information Services	24,781	2,039
Fiserv (1)	42,300	4,881
FleetCor Technologies (1)	4,400	748
Global Payments	6,486	517
Infosys, ADR	133,200	2,016
MasterCard, Class A	107,200	11,841
PayPal Holdings (1)	71,923	3,021
Visa, Class A	157,844	13,881
		40,036
Semiconductor & Semiconductor Equipment 2.0%		
Analog Devices	7,744	634
Applied Materials	59,781	2,165
ASML Holding (EUR)	15,117	1,838
Broadcom	46,953	9,904
Cavium (1)	6,800	445
Diodes (1)	9,351	223
Inphi (1)	3,000	141
Integrated Device Technology (1)	12,400	296
KLA-Tencor	456	41
Lattice Semiconductor (1)	32,424	229

MACOM Technology Solutions Holdings (1)	4,700	217
Microchip Technology	6,689	485
Microsemi (1)	14,203	736
NVIDIA	4,528	460
NXP Semiconductors (1)	47,211	4,854
PDF Solutions (1)	14,700	314
Qualcomm	71,760	4,053
Rambus (1)	29,600	372
Semtech (1)	10,800	361
Taiwan Semiconductor Manufacturing (TWD)	658,759	4,036
Texas Instruments	28,711	2,200
Tokyo Electron (JPY)	23,300	2,325
		36,329
Software 3.2%		
Activision Blizzard	3,500	158
Blackbaud	2,400	172
Bottomline Technologies (1)	15,900	397
BroadSoft (1)	6,000	257
Computer Modelling (CAD)	12,000	93
Cyber-Ark Software (1)	10,090	510
Descartes Systems (1)	28,700	604
Electronic Arts (1)	18,565	1,606
Ellie Mae (1)	6,219	594
Guidewire Software (1)	14,200	776
Intuit	9,700	1,217
Microsoft (13)	425,677	27,235
Progress Software	10,550	302
Proofpoint (1)	14,000	1,103
Red Hat (1)	66,171	5,479
RingCentral, Class A (1)	11,300	302
Salesforce.com (1)	91,900	7,476
ServiceNow (1)	52,000	4,520
SS&C Technologies Holdings	35,720	1,251
Tableau Software, Class A (1)	7,300	385

Tangoe (1)	32,110	184
Workday (1)	17,700	1,468
Zendesk (1)	12,500	340
		56,429
Technology Hardware, Storage & Peripherals 0.9%		
Apple	93,899	12,863
Samsung Electronics (KRW)	1,514	2,573
Western Digital	16,252	1,250
		16,686
Total Information Technology		244,297
MATERIALS 2.0%		
Chemicals 1.0%		
Air Liquide (EUR)	14,611	1,579
Asahi Kasei (JPY)	246,000	2,397
Ashland Global Holdings	16,672	2,012
BASF (EUR)	25,781	2,399
CF Industries	78,180	2,456
Covestro (EUR)	16,797	1,264
Ecolab	3,100	384
EI du Pont de Nemours	41,106	3,229
Flotek Industries (1)	11,400	154
Minerals Technologies	6,500	502
PolyOne	7,800	263
Sherwin-Williams	828	256
Tosoh (JPY)	63,000	548
Umicore (EUR)	22,879	1,204
		18,647
Construction Materials 0.1%		
Forterra (1)	6,300	125
Martin Marietta Materials	720	155

Vulcan Materials	6,930	836
		1,116
Containers & Packaging 0.4%		
Ball	43,877	3,226
International Paper	61,289	3,230
		6,456
Metals & Mining 0.4%		
Antofagasta (GBP)	107,016	1,075
BHP Billiton (GBP)	110,268	1,777
BHP Billiton Limited (AUD)	32,382	613
Compass Minerals	1,810	137
Constellium, Class A (1)	15,600	127
Franco-Nevada (CAD)	3,470	224
Haynes International	5,400	211
New Gold (CAD) (1)	33,913	98
Osisko Gold Royalties (CAD)	12,100	133
Petra Diamonds (GBP) (1)	42,320	72
Rio Tinto (AUD)	21,852	1,036
South32 (AUD)	733,205	1,396
Tahoe Resources (CAD) (4)	14,700	124
		7,023
Paper & Forest Products 0.1%		
Clearwater Paper (1)	2,842	158
Louisiana Pacific (1)	11,460	270
Stora Enso, R Shares (EUR)	150,857	1,618
West Fraser Timber (CAD)	2,600	108
		2,154
Total Materials		35,396
REAL ESTATE 1.6%		
Equity Real Estate Investment Trusts 1.4%		
Acadia Realty Trust, REIT	7,900	253

American Campus Communities, REIT	10,100	516
American Tower, REIT	67,200	7,714
CatchMark Timber Trust, Class A, REIT	13,000	140
Chesapeake Lodging Trust, REIT	8,600	208
Corporate Office Properties Trust, REIT	15,100	515
EastGroup Properties, REIT	8,400	624
Equinix, REIT	2,806	1,055
Equity Commonwealth, REIT (1)	15,900	497
Equity One, REIT	11,200	355
GGP, REIT	46,726	1,162
Great Portland Estates (GBP)	95,545	768
Outfront Media, REIT	5,464	142
Paramount, REIT	17,000	296
PS Business Parks, REIT	7,764	902
Retail Opportunity Investments, REIT	22,800	502
Scentre (AUD)	578,534	1,933
Unibail-Rodamco (EUR)	9,578	2,183
Urban Edge Properties, REIT	10,800	300
Urstadt Biddle Properties, Class A, REIT	9,500	212
VEREIT, REIT	300,271	2,723
Weyerhaeuser, REIT	82,928	2,796
		25,796
Real Estate Management & Development 0.2%		
Alexander & Baldwin	11,000	493
Cheung Kong Property Holdings (HKD)	129,492	881
FirstService	10,200	590
Forestar Group (1)	8,500	113
Mitsui Fudosan (JPY)	58,000	1,312
RE/MAX Holdings, Class A	5,500	316
		3,705
Total Real Estate		29,501

TELECOMMUNICATION SERVICES 1.4%

Diversified Telecommunication Services 1.0%

KT (KRW)	53,813	1,625
Nippon Telegraph & Telephone (JPY)	136,000	5,753
Tele Danmark (DKK) (1)	395,437	2,125
Telecom Italia (EUR)	1,523,036	1,010
Telefonica (EUR)	192,167	1,956
Telefonica Deutschland Holding (EUR)	617,666	2,708
Telstra (AUD)	171,534	634
Verizon Communications	53,279	2,644
		18,455

Wireless Telecommunication Services 0.4%

America Movil, Class L, ADR	83,100	1,056
Softbank (JPY)	22,400	1,671
Vodafone, ADR	150,818	3,833
		6,560
Total Telecommunication Services		25,015

UTILITIES 2.7%

Electric Utilities 1.8%

American Electric Power	77,185	5,169
Eversource Energy	26,495	1,554
Exelon	161,514	5,929
Great Plains Energy	73,367	2,132
NextEra Energy	35,821	4,693
PG&E	126,315	8,431
PNM Resources	22,900	831
Portland General Electric	13,800	626
Southern Company	9,992	508
SSE (GBP)	67,363	1,287
		31,160

CONVERTIBLE PREFERRED STOCKS 0.1%		
INFORMATION TECHNOLOGY 0.0%		
Internet Software & Services 0.0%		
Cargurus, Series D, Acquisition Date: 7/7/15, Cost $54 (1)(2)(3)	1,338	72
Cargurus, Series E, Acquisition Date: 8/23/16, Cost $43 (1)(2)(3)	793	43
Cloudera, Series F, Acquisition Date: 2/5/14, Cost $43 (1)(2)(3)	2,965	58
MongoDB, Series F, Acquisition Date: 10/2/13 Cost $41 (1)(2)(3)	2,437	16
		189
Software 0.0%		
Plex Systems, Series B, Acquisition Date: 6/9/14 Cost $54 (1)(2)(3)	23,742	43
		43
Total Information Technology		232
REAL ESTATE 0.0%		
Equity Real Estate Investment Trusts 0.0%		
American Tower, Series A	1,291	140
Total Real Estate		140
UTILITIES 0.1%		
Electric Utilities 0.1%		
NextEra Energy	33,423	1,725
Total Utilities		1,725
Total Convertible Preferred Stocks (Cost $2,012)		2,097
CORPORATE BONDS 3.1%		
Abbott Laboratories, 2.90%, 11/30/21	585,000	586
Abbott Laboratories, 3.75%, 11/30/26	425,000	425
AbbVie, 4.45%, 5/14/46	610,000	589

Aercap Ireland Capital, 3.50%, 5/26/22	150,000	152
Aercap Ireland Capital, 3.95%, 2/1/22	380,000	394
Aetna, 3.20%, 6/15/26	275,000	278
Agilent Technologies, 3.20%, 10/1/22	40,000	40
Agilent Technologies, 3.875%, 7/15/23	45,000	47
Alexandria Real Estate Equities, 3.95%, 1/15/28	65,000	65
Alibaba Group Holding, 3.60%, 11/28/24	940,000	953
American Airlines, Pass-Thru Trust, Series 2013-1, Class A 4.00%, 1/15/27	227,047	236
American Airlines, Pass-Thru Trust, Series 2014-1, Class B 4.375%, 4/1/24	24,641	25
American Airlines, Pass-Thru Trust, Series 2015-1 Class B, 3.70%, 11/1/24	64,311	63
American Airlines, Pass-Through Trust, Series 2017-1, Class B 4.95%, 8/15/26	310,000	317
American Airlines, Series 2013-2, 4.95%, 7/15/24	338,724	361
Anheuser-Busch InBev Finance, 4.90%, 2/1/46	510,000	560
Anthem, 4.65%, 1/15/43	140,000	145
Apple, 3.00%, 2/9/24	190,000	192
Apple, 4.25%, 2/9/47	55,000	56
APT Pipelines, 3.875%, 10/11/22 (6)	145,000	147
Arconic, 5.87%, 2/23/22	155,000	168
Arconic, 6.15%, 8/15/20	365,000	401
Arrow Electronics, 3.50%, 4/1/22	125,000	126
Avnet Electronic, 4.625%, 4/15/26	330,000	335
Banco Santander Chile, 3.875%, 9/20/22 (6)	150,000	156
Bank of America, 3.248%, 10/21/27	545,000	522
Bank of America, 3.30%, 1/11/23	675,000	679
Bank of America, VR, 3.824%, 1/20/28	900,000	902
Barclays, 5.20%, 5/12/26	485,000	502
Barclays Bank, 5.14%, 10/14/20	500,000	533

BBVA Bancomer, 4.375%, 4/10/24 (6)	300,000	307
Boardwalk Pipelines, 4.45%, 7/15/27	70,000	72
Boardwalk Pipelines, 5.95%, 6/1/26	15,000	17
Boston Properties, 2.75%, 10/1/26	255,000	237
Boston Properties, 3.65%, 2/1/26	155,000	156
Brambles USA, 4.125%, 10/23/25 (6)	100,000	104
Brixmor Operating Partnership, 3.85%, 2/1/25	285,000	285
Brixmor Operating Partnership, 3.875%, 8/15/22	285,000	292
Broadcom, 3.625%, 1/15/24 (6)	315,000	318
Broadcom, 3.875%, 1/15/27 (6)	325,000	327
Capital One Financial, 3.50%, 6/15/23	450,000	457
Catholic Health Initiatives, 2.95%, 11/1/22	115,000	112
CC Holdings, 3.849%, 4/15/23	480,000	492
Celgene, 3.875%, 8/15/25	345,000	353
Charter Communications Operating, 4.908%, 7/23/25	245,000	259
Charter Communications Operating, 6.384%, 10/23/35	55,000	63
Charter Communications Operating, 6.484%, 10/23/45	545,000	632
Citigroup, 3.20%, 10/21/26	610,000	587
Citigroup, VR, 3.887%, 1/10/28	425,000	428
CNA Financial, 3.95%, 5/15/24	180,000	185
CNA Financial, 5.875%, 8/15/20	300,000	334
Constellation Energy, 5.15%, 12/1/20	130,000	141
Continental Airlines, Series 2012-1, 4.15%, 10/11/25	49,664	51
Crown Castle International, 5.25%, 1/15/23	135,000	148
Crown Castle Towers, 3.663%, 5/15/45 (6)	355,000	358
Crown Castle Towers, 6.113%, 1/15/40 (6)	179,000	195
DDR, 4.25%, 2/1/26	280,000	282
Delta Air Lines, 7.75%, 6/17/21	19,168	21
Delta Air Lines, ETC, 4.95%, 11/23/20	17,871	19
Delta Air Lines, Series 2011-1, 5.30%, 10/15/20	13,006	14

Delta Air Lines, Series 2015-1AA, ETC, 3.625%, 1/30/29	159,182	162
Discover Bank, 3.10%, 6/4/20	300,000	306
Discover Financial Services, 3.75%, 3/4/25	175,000	173
Discover Financial Services, 4.10%, 2/9/27	275,000	277
Duke Energy, 2.65%, 9/1/26	160,000	150
Duke Energy, 3.75%, 9/1/46	130,000	120
Ecolab, 2.70%, 11/1/26	110,000	106
Enbridge, 5.50%, 12/1/46	105,000	114
Enbridge, VR, 6.00%, 1/15/77	145,000	148
Enbridge Energy Partners, 5.875%, 10/15/25	10,000	11
EnLink Midstream Partners, 4.85%, 7/15/26	160,000	168
Enterprise Products Operations, 3.95%, 2/15/27	105,000	108
ERAC USA Finance, 3.80%, 11/1/25 (6)	200,000	202
Essex Portfolio, 3.375%, 4/15/26	170,000	167
Exelon Generation, 2.95%, 1/15/20	225,000	228
Expedia, 5.00%, 2/15/26	505,000	532
Express Scripts Holding, 4.50%, 2/25/26	595,000	617
Express Scripts Holding, 4.80%, 7/15/46	320,000	311
FirstEnergy Transmission, 4.35%, 1/15/25 (6)	385,000	399
GATX, 2.50%, 3/15/19	185,000	186
GATX, 2.50%, 7/30/19	130,000	130
GATX, 3.25%, 3/30/25	110,000	107
GATX, 4.85%, 6/1/21	100,000	108
Goldman Sachs, 3.00%, 4/26/22	285,000	284
Goldman Sachs, 3.50%, 11/16/26	310,000	304
Goldman Sachs, 3.625%, 1/22/23	545,000	558
Goldman Sachs, 5.75%, 1/24/22	340,000	383
Goldman Sachs, 6.75%, 10/1/37	255,000	319
Grain Spectrum Funding, 4.00%, 10/10/18 (6)	215,000	215
GTP Acquisition Partners, 2.50%, 6/15/45 (6)	365,000	362

Harris, 2.70%, 4/27/20	50,000	50
Harris, 3.832%, 4/27/25	70,000	72
Harris, 4.854%, 4/27/35	365,000	394
Harvard University, Resident & Fellows, 3.619%, 10/1/37	70,000	70
Heathrow Funding, 4.875%, 7/15/23 (6)	175,000	188
Hess, 4.30%, 4/1/27	230,000	229
Hess, 5.80%, 4/1/47	75,000	80
Holcim, 6.00%, 12/30/19 (6)	105,000	115
HPHT Finance 15, 2.25%, 3/17/18 (6)	200,000	200
HSBC Holdings, 2.65%, 1/5/22	200,000	197
HSBC Holdings, 2.95%, 5/25/21	260,000	261
Humana, 3.85%, 10/1/24	125,000	128
Humana, 4.95%, 10/1/44	375,000	400
Imperial Tobacco Finance, 2.95%, 7/21/20 (6)	405,000	409
Imperial Tobacco Finance, 4.25%, 7/21/25 (6)	295,000	306
ING Bank, VR, 4.125%, 11/21/23	410,000	417
International Paper, 4.40%, 8/15/47	390,000	378
Interpublic Group of Companies, 3.75%, 2/15/23	70,000	71
Interpublic Group of Companies, 4.00%, 3/15/22	165,000	171
Interpublic Group of Companies, 4.20%, 4/15/24	245,000	254
JPMorgan Chase, 2.95%, 10/1/26	285,000	272
JPMorgan Chase, 3.30%, 4/1/26	495,000	489
JPMorgan Chase, 3.875%, 9/10/24	275,000	280
JPMorgan Chase, 3.90%, 7/15/25	65,000	67
JPMorgan Chase, VR, 2.273%, 10/24/23	1,010,000	1,033
Kaiser Permanente, 3.50%, 4/1/22	270,000	280
Kimco Realty, 3.40%, 11/1/22	55,000	56
Kinder Morgan, 5.05%, 2/15/46	145,000	144
Kinder Morgan, 5.55%, 6/1/45	540,000	570
Liberty Mutual Group, 4.85%, 8/1/44 (6)	345,000	352

Life Technologies, 6.00%, 3/1/20	440,000	484
Lockheed Martin, 3.55%, 1/15/26	280,000	286
Lockheed Martin, 3.60%, 3/1/35	80,000	77
Marsh & McLennan, 4.35%, 1/30/47	70,000	72
Martin Marietta Materials, 4.25%, 7/2/24	295,000	307
Massachusetts Institute of Technology, 3.959%, 7/1/38	130,000	138
Mead Johnson Nutrition, 4.125%, 11/15/25	195,000	206
Microsoft, 4.10%, 2/6/37	275,000	285
Morgan Stanley, 3.125%, 7/27/26	80,000	76
Morgan Stanley, 3.70%, 10/23/24	55,000	56
Morgan Stanley, 3.75%, 2/25/23	720,000	742
Morgan Stanley, 4.35%, 9/8/26	575,000	592
Nationwide Building Society, 3.90%, 7/21/25 (6)	315,000	324
Nationwide Building Society, 4.00%, 9/14/26 (6)	250,000	241
Newell Rubbermaid, 5.50%, 4/1/46	185,000	216
O'Reilly Automotive, 3.80%, 9/1/22	120,000	124
O'Reilly Automotive, 4.875%, 1/14/21	120,000	129
Omnicom Group, 3.65%, 11/1/24	410,000	418
Origin Energy Finance, 3.50%, 10/9/18 (6)	400,000	405
Perrigo, 2.30%, 11/8/18	200,000	200
Priceline Group, 3.60%, 6/1/26	235,000	236
Priceline Group, 3.65%, 3/15/25	310,000	313
Principal Financial Group, VR, 4.70%, 5/15/55	295,000	300
QVC, 3.125%, 4/1/19	525,000	532
QVC, 4.85%, 4/1/24	20,000	20
QVC, 5.125%, 7/2/22	105,000	111
Regency Centers, 3.60%, 2/1/27	135,000	135
Reinsurance Group of America, 5.00%, 6/1/21	170,000	186
Reynolds American, 4.45%, 6/12/25	245,000	258
Reynolds American, 5.85%, 8/15/45	130,000	154

Royal Bank of Scotland, 4.80%, 4/5/26	935,000	958
Sabine Pass Liquefaction, 4.20%, 3/15/28 (6)	210,000	210
Sabine Pass Liquefaction, 5.00%, 3/15/27 (6)	545,000	578
Sabine Pass Liquefaction, 5.75%, 5/15/24	100,000	111
Sabine Pass Liquefaction, 5.875%, 6/30/26 (6)	165,000	185
Santander U.K., 2.875%, 10/16/20	80,000	80
Santander U.K., 2.875%, 8/5/21	585,000	578
SBA Tower Trust, 2.898%, 10/15/44 (6)	165,000	166
SBA Tower Trust, 2.933%, 12/9/42 (6)	50,000	50
SBA Tower Trust, 3.156%, 10/15/45 (6)	455,000	457
SBA Tower Trust, 3.869%, 10/15/49 (6)	290,000	288
Schlumberger Holdings, 3.00%, 12/21/20 (6)	235,000	240
Schlumberger Holdings, 4.00%, 12/21/25 (6)	440,000	463
Sempra Energy, 2.85%, 11/15/20	145,000	147
Shell International Finance, 3.25%, 5/11/25	820,000	825
Shire Acquisitions Investments Ireland, 2.40%, 9/23/21	60,000	59
Shire Acquisitions Investments Ireland, 2.875%, 9/23/23	305,000	295
Shire Acquisitions Investments Ireland, 3.20%, 9/23/26	345,000	324
Sirius XM Radio, 5.25%, 8/15/22 (6)	470,000	488
Solvay Finance, 4.45%, 12/3/25 (6)	250,000	263
Spectra Energy Capital, 3.30%, 3/15/23	185,000	183
Spectra Energy Partners, 3.375%, 10/15/26	165,000	159
Spectra Energy Partners, 4.50%, 3/15/45	40,000	39
Tencent Holdings, 2.875%, 2/11/20 (6)	200,000	202
Tencent Holdings, 3.80%, 2/11/25	410,000	422
Teva Pharmaceutical Finance III, 2.80%, 7/21/23	425,000	403
Teva Pharmaceutical Finance III, 3.15%, 10/1/26	330,000	305
Thomson Reuters, 3.35%, 5/15/26	65,000	64
Time Warner Cable, 6.55%, 5/1/37	135,000	156
Time Warner Cable, 6.75%, 6/15/39	260,000	308

Toronto-Dominion Bank, VR, 3.625%, 9/15/31	65,000	64
TransCanada Pipelines, 4.875%, 1/15/26	340,000	382
Transurban Finance, 3.375%, 3/22/27 (6)	70,000	67
Transurban Finance, 4.125%, 2/2/26 (6)	55,000	56
Trinity Acquisition, 3.50%, 9/15/21	70,000	70
U.S. Airways, 3.95%, 5/15/27	104,884	108
U.S. Airways, 4.625%, 12/3/26	248,486	263
UBS Group Funding, 4.125%, 9/24/25 (6)	505,000	513
Unum Group, 3.00%, 5/15/21	110,000	110
Unum Group, 5.625%, 9/15/20	140,000	152
VEREIT Operating Partnership, 4.60%, 2/6/24	255,000	263
Verizon Communications, 4.272%, 1/15/36	568,000	539
Verizon Communications, 6.40%, 9/15/33	802,000	959
Visa, 4.30%, 12/14/45	360,000	387
Wells Fargo, 3.069%, 1/24/23	550,000	553
Western Gas Partners, 4.00%, 7/1/22	310,000	320
Williams Partners, 4.00%, 9/15/25	95,000	96
Williams Partners, 4.50%, 11/15/23	55,000	58
Woodside Petroleum, 3.65%, 3/5/25 (6)	240,000	238
Woodside Petroleum, 3.70%, 9/15/26 (6)	195,000	192
WPP Finance 2010, 3.75%, 9/19/24	530,000	538
Total Corporate Bonds (Cost $54,079)		54,946

ASSET-BACKED SECURITIES 1.1%

Ally Auto Receivables Trust Series 2014-1, Class C 2.04%, 12/15/19	50,000	50
Ally Auto Receivables Trust Series 2014-1, Class D 2.48%, 2/15/21	50,000	50

Ally Auto Receivables Trust Series 2015-2, Class D 3.01%, 3/15/22 (6)	25,000	25
Ally Auto Receivables Trust Series 2016-1, Class C 2.29%, 6/15/21	75,000	75
Ally Master Owner Trust Series 2015-3, Class A 1.63%, 5/15/20	530,000	530
AmeriCredit Automobile Receivables Trust Series 2013-2, Class D 2.42%, 5/8/19	150,000	151
AmeriCredit Automobile Receivables Trust Series 2013-5, Class C 2.29%, 11/8/19	205,000	206
AmeriCredit Automobile Receivables Trust Series 2015-2, Class C 2.40%, 1/8/21	91,000	92
AmeriCredit Automobile Receivables Trust Series 2015-3, Class B 2.08%, 9/8/20	170,000	170
AmeriCredit Automobile Receivables Trust Series 2015-4, Class C 2.88%, 7/8/21	75,000	76
AmeriCredit Automobile Receivables Trust Series 2016-1, Class A3 1.81%, 10/8/20	65,000	65
AmeriCredit Automobile Receivables Trust Series 2016-2, Class C 2.87%, 11/8/21	50,000	50
Ascentium Equipment Receivables Series 2015-1A, Class A3 1.61%, 10/13/20 (6)	29,425	29
Avis Budget Rental Car Funding Series 2013-1A, Class A 1.92%, 9/20/19 (6)	265,000	265
Avis Budget Rental Car Funding Series 2013-2A, Class A 2.97%, 2/20/20 (6)	120,000	122

Avis Budget Rental Car Funding Series 2014-1A, Class A 2.46%, 7/20/20 (6)	165,000	166
Avis Budget Rental Car Funding Series 2014-2A, Class A 2.50%, 2/20/21 (6)	120,000	120
Barclays Dryrock Issuance Trust Series 2015-1, Class A 2.20%, 12/15/22	100,000	100
Barclays Dryrock Issuance Trust Series 2015-2, Class A 1.56%, 3/15/21	540,000	540
Capital Auto Receivables Asset Trust Series 2014-1, Class C 2.84%, 4/22/19	35,000	35
Capital Auto Receivables Asset Trust Series 2014-2, Class A4 1.62%, 10/22/18	270,687	271
Capital Auto Receivables Asset Trust Series 2015-2, Class A3 1.73%, 9/20/19	235,000	236
Capital Auto Receivables Asset Trust Series 2015-4, Class A4 2.01%, 7/20/20	30,000	30
Capital Auto Receivables Asset Trust Series 2016-1, Class A4 1.98%, 10/20/20	115,000	115
CarMax Auto Owner Trust Series 2013-3, Class B 1.91%, 3/15/19	310,000	311
CarMax Auto Owner Trust Series 2014-1, Class B 1.69%, 8/15/19	30,000	30
CarMax Auto Owner Trust Series 2014-1, Class C 1.93%, 11/15/19	40,000	40
CarMax Auto Owner Trust Series 2016-2, Class B 2.16%, 12/15/21	35,000	35

CarMax Auto Owner Trust Series 2016-4, Class A3 1.40%, 8/15/21	315,000	312
CCG Receivables Trust Series 2014-1, Class A2 1.06%, 11/15/21 (6)	31,924	32
CCG Receivables Trust Series 2016-1, Class A2 1.69%, 9/14/22 (6)	165,000	165
Chase Issuance Trust Series 2015-A2, Class A 1.59%, 2/18/20	225,000	225
Chase Issuance Trust Series 2016-A2, Class A 1.37%, 6/15/21	635,000	630
Citibank Credit Card Issuance Trust Series 2016-A1, Class A1 1.75%, 11/19/21	255,000	255
DB Master Finance Series 2015-1A, Class A2I 3.262%, 2/20/45 (6)	137,200	138
Diamond Resorts Owner Trust Series 2013-2, Class A 2.27%, 5/20/26 (6)	41,806	41
Diamond Resorts Owner Trust Series 2014-1, Class A 2.54%, 5/20/27 (6)	140,794	139
Diamond Resorts Owner Trust Series 2015-1, Class A 2.73%, 7/20/27 (6)	59,972	60
Diamond Resorts Owner Trust Series 2015-2, Class A 2.99%, 5/22/28 (6)	66,186	66
Discover Card Master Trust I Series 2014-A5, Class A 1.39%, 4/15/20	635,000	635
Discover Card Master Trust I Series 2016-A3, Class A3 1.85%, 10/16/23	180,000	178

Dominos Pizza Master Issuer Series 2012-1A, Class A2 5.216%, 1/25/42 (6)	265,851	270
Elara HGV Timeshare Issuer Series 2014-A, Class A 2.53%, 2/25/27 (6)	69,734	69
Enterprise Fleet Financing Series 2015-2, Class A3 2.09%, 2/22/21 (6)	215,000	215
Enterprise Fleet Financing Series 2017-1, Class A2 2.13%, 7/20/22 (6)	200,000	200
Ford Credit Auto Owner Trust Series 2013-C, Class D 2.50%, 1/15/20	230,000	231
Ford Credit Auto Owner Trust Series 2014-C, Class A4 1.56%, 2/15/20	80,000	80
Ford Credit Auto Owner Trust Series 2016-2, Class A 2.03%, 12/15/27 (6)	330,000	325
Ford Credit Auto Owner Trust Series 2016-A, Class A4 1.60%, 6/15/21	95,000	95
Ford Credit Auto Owner Trust Series 2016-C, Class A4 1.40%, 2/15/22	300,000	296
Ford Credit Floorplan Master Owner Trust Series 2014-4, Class B 1.65%, 8/15/19	210,000	210
Fosse Master Issuer Series 2012-1A, Class 3A1, CMO, VR 2.524%, 10/18/54 (6)	121,969	122
GE Capital Credit Card Master Note Trust Series 2012-2, Class A 2.22%, 1/15/22	210,000	212
GE Capital Credit Card Master Note Trust Series 2012-6, Class B 1.83%, 8/17/20	125,000	125

GM Financial Auto Lease Series 2015-3, Class A4 1.81%, 11/20/19	305,000	305
GM Financial Auto Lease Series 2016-2, Class B 2.08%, 3/20/20	180,000	179
GM Financial Auto Lease Series 2016-2, Class C 2.58%, 3/20/20	65,000	65
GMF Floorplan Owner Revolving Trust Series 2016-1, Class A1 1.96%, 5/17/21 (6)	140,000	140
GMF Floorplan Owner Revolving Trust Series 2016-1, Class B 2.41%, 5/17/21 (6)	100,000	100
GMF Floorplan Owner Revolving Trust Series 2017-1, Class A1 2.22%, 1/18/22 (6)	265,000	265
GMF Floorplan Owner Revolving Trust Series 2017-1, Class B 2.58%, 1/18/22 (6)	175,000	175
Great America Leasing Receivables Series 2017-1, Class A2 1.72%, 4/22/19 (6)	100,000	100
Great America Leasing Receivables Series 2017-1, Class A3 2.06%, 6/22/20 (6)	100,000	100
Hilton Grand Vacation Trust Series 2014-AA, Class A 1.77%, 11/25/26 (6)	98,059	97
Hilton Grand Vacation Trust Series 2017-AA, Class A 2.66%, 12/26/28 (6)	100,000	100
HOA Funding Series 2014-1A, Class A2 4.846%, 8/20/44 (6)	223,250	198
Hyundai Auto Lease Securitization Trust Series 2016-B, Class A3 1.52%, 10/15/19 (6)	100,000	100

Hyundai Auto Lease Securitization Trust Series 2016-B, Class A4 1.68%, 4/15/20 (6)	100,000	100
Hyundai Auto Lease Securitization Trust Series 2016-C, Class A3 1.49%, 2/18/20 (6)	260,000	259
Hyundai Auto Lease Securitization Trust Series 2017-A, Class A3 1.88%, 8/17/20 (6)	155,000	155
Kubota Credit Owner Trust Series 2014-1A, Class A4 1.67%, 7/15/20 (6)	170,000	170
Marriott Vacation Club Owner Trust Series 2013-1A, Class A 2.15%, 4/22/30 (6)	32,927	33
Marriott Vacation Club Owner Trust Series 2014-1A, Class A 2.25%, 9/22/31 (6)	52,286	52
Mercedes-Benz Auto Lease Trust Series 2016-B, Class A3 1.35%, 8/15/19	125,000	125
MMAF Equipment Finance Series 2014-AA, Class A4 1.59%, 2/8/22 (6)	170,000	169
MMAF Equipment Finance Series 2015-AA, Class A4 1.93%, 7/16/21 (6)	170,000	170
MMAF Equipment Finance Series 2016-AA, Class A4 1.76%, 1/17/23 (6)	185,000	182
Nissan Auto Lease Trust Series 2015-B, Class A3 1.54%, 4/16/18	180,000	180
Nissan Auto Receivables Owner Trust Series 2015-B, Class A4 1.79%, 1/17/22	175,000	175
Nissan Auto Receivables Owner Trust Series 2016-C, Class A3 1.18%, 1/15/21	70,000	69

Santander Drive Auto Receivables Trust Series 2015-4, Class C 2.97%, 3/15/21	543,000	551
Santander Drive Auto Receivables Trust Series 2017-1, Class A2 1.49%, 2/18/20	90,000	90
Santander Drive Auto Receivables Trust Series 2017-1, Class B 2.10%, 6/15/21	35,000	35
Santander Drive Auto Receivables Trust Series 2017-1, Class C 2.58%, 5/16/22	40,000	40
Sierra Receivables Funding Series 2014-2A, Class A 2.05%, 6/20/31 (6)	51,119	51
Sierra Receivables Funding Series 2015-1A, Class A 2.40%, 3/22/32 (6)	172,601	172
Sierra Receivables Funding Series 2015-2A, Class A 2.43%, 6/20/32 (6)	112,448	112
Sierra Receivables Funding Series 2015-3A, Class A 2.58%, 9/20/32 (6)	46,635	47
SLM Student Loan Trust Series 2008-4, Class A4, VR 2.688%, 7/25/22	90,485	93
SLM Student Loan Trust Series 2008-5, Class A4, VR 2.738%, 7/25/23	292,199	300
SLM Student Loan Trust Series 2008-9, Class A, VR 2.538%, 4/25/23	278,243	283
Smart Trust Australia Series 2013-2US, Class A4A 1.18%, 2/14/19	31,770	32
Smart Trust Australia Series 2014-1US, Class A4A 1.68%, 12/14/19	149,977	150

Smart Trust Australia Series 2015-1US, Class A3A 1.50%, 9/14/18	85,573	85
Smart Trust Australia Series 2016-2US, Class A3A 1.71%, 3/15/21	300,000	297
SMB Private Education Loan Trust Series 2015-A, Class A2A 2.49%, 6/15/27 (6)	175,000	174
SMB Private Education Loan Trust Series 2015-B, Class A2A 2.98%, 7/15/27 (6)	200,000	203
SMB Private Education Loan Trust Series 2015-C, Class A2A 2.75%, 7/15/27 (6)	225,000	227
SMB Private Education Loan Trust Series 2016-A, Class A2A 2.70%, 5/15/31 (6)	100,000	99
SMB Private Education Loan Trust Series 2016-B, Class A2A 2.43%, 2/17/32 (6)	195,000	193
Springleaf Funding Trust Series 2016-AA, Class A 2.90%, 11/15/29 (6)	115,000	115
SunTrust Auto Receivables Trust Series 2015-1A, Class A4 1.78%, 1/15/21 (6)	400,000	399
Synchrony Credit Card Master Note Trust Series 2013-1, Class B 1.69%, 3/15/21	385,000	385
Synchrony Credit Card Master Note Trust Series 2014-1, Class B 1.81%, 11/15/20	265,000	265
Synchrony Credit Card Master Note Trust Series 2014-1, Class C 1.91%, 11/15/20	125,000	125
Synchrony Credit Card Master Note Trust Series 2015-1, Class B 2.64%, 3/15/23	215,000	216

Synchrony Credit Card Master Note Trust Series 2015-3, Class B 1.94%, 9/15/21	175,000	175
Toyota Auto Receivables Owner Trust Series 2015-C, Class A4 1.69%, 12/15/20	270,000	270
Toyota Auto Receivables Owner Trust Series 2016-C, Class A3 1.14%, 8/17/20	60,000	60
Utility Debt Securitization Authority Series 2013-T, Class T1 2.042%, 6/15/21	105,000	105
Volvo Financial Equipment Series 2016-1A, Class A3 1.67%, 2/18/20 (6)	150,000	150
Wendy's Funding Series 2015-1A, Class A2I 3.371%, 6/15/45 (6)	276,500	277
Wheels Series 2014-1A, Class A3 1.46%, 3/20/23 (6)	200,000	200
World Omni Auto Lease Securitization Series 2014-A, Class B 1.65%, 4/15/20	160,000	160
Total Asset-Backed Securities (Cost $19,252)		19,210

NON-U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES 0.8%

Banc of America Commercial Mortgage Series 2006-3, Class AM, ARM 5.939%, 7/10/44	122,938	88
Banc of America Commercial Mortgage Series 2007-4, Class AM, ARM 5.961%, 2/10/51	130,000	132
Banc of America Commercial Mortgage Series 2007-5, Class A4 5.492%, 2/10/51	95,634	96

Banc of America Mortgage Securities Series 2004-D, Class 2A2, CMO, ARM 3.245%, 5/25/34	6,996	7
Banc of America Mortgage Securities Series 2004-H, Class 2A2, CMO, ARM 3.196%, 9/25/34	9,308	9
Banc of America Mortgage Securities Series 2004-I, Class 3A2, CMO, ARM 3.264%, 10/25/34	3,087	3
Banc of America Mortgage Securities Series 2005-J, Class 2A1, CMO, ARM 3.426%, 11/25/35	53,531	50
Banc of America Mortgage Securities Series 2005-J, Class 3A1, CMO, ARM 3.65%, 11/25/35	15,904	15
Bank of America Mortgage Securities Series 2004-A, Class 2A2, CMO, ARM 3.593%, 2/25/34	10,736	11
Chase Funding Mortgage Loan Series 2002-2, Class 1M1 5.599%, 9/25/31	220	—
Citigroup Commercial Mortgage Trust Series 2015-GC27, Class AS 3.571%, 2/10/48	55,000	55
Citigroup Commercial Mortgage Trust Series 2015-GC29, Class A4 3.192%, 4/10/48	310,000	311
Citigroup Commercial Mortgage Trust Series 2015-GC35, Class A4 3.818%, 11/10/48	245,000	256
Citigroup Commercial Mortgage Trust Series 2015-P1, Class A2 3.039%, 9/15/48	595,000	610
Citigroup Commercial Mortgage Trust Series 2016-GC36, Class A5 3.616%, 2/10/49	45,000	46
Commercial Mortgage Loan Trust Series 2008-LS1, Class A4B, ARM 6.101%, 12/10/49	86,368	88

Commercial Mortgage PTC Series 2014-TSC, Class A, ARM 1.621%, 2/13/32 (6)	110,000	110
Commercial Mortgage PTC Series 2014-UBS5, Class A4 3.838%, 9/10/47	205,000	214
Commercial Mortgage PTC Series 2015-CR25, Class A4 3.759%, 8/10/48	25,000	26
Commercial Mortgage PTC Series 2015-CR26, Class A4 3.63%, 10/10/48	45,000	46
Commercial Mortgage PTC Series 2015-LC21, Class B, ARM 4.312%, 7/10/48	210,000	209
Commercial Mortgage PTC Series 2015-PC1, Class AM, ARM 4.29%, 7/10/50	65,000	68
Commercial Mortgage PTC Series 2015-PC1, Class B, ARM 4.442%, 7/10/50	105,000	105
Commercial Mortgage PTC Series 2016-CR28, Class A4 3.762%, 2/10/49	40,000	42
Commercial Mortgage PTC Series 2016-CR28, Class AHR 3.651%, 2/10/49	139,485	140
Commercial Mortgage Trust Series 2016-DC2, Class A5 3.765%, 2/10/49	100,000	104
Connecticut Avenue Securities Series 2017-C01, Class 1M1, CMO, ARM 2.078%, 7/25/29	109,409	110
Countrywide Home Equity Loan Trust Series 2004-BC1, Class M2, ARM 2.383%, 1/25/34	13,672	13
Credit Suisse Mortgage Trust Series 2015-GLPB, Class A 3.639%, 11/15/34 (6)	495,000	519

Credit Suisse Mortgage Trust Series 2015-GLPB, Class B, ARM 3.811%, 11/15/34 (6)	215,000	225
CSAIL Commercial Mortgage Trust Series 2015-C3, Class A4 3.718%, 8/15/48	105,000	109
CSAIL Commercial Mortgage Trust Series 2015-C4, Class A4 3.808%, 11/15/48	25,000	26
CSAIL Commercial Mortgage Trust Series 2016-C6, Class A5 3.09%, 1/15/49	155,000	154
DSLA Mortgage Loan Trust Series 2004-AR1, Class A1A, CMO, ARM 1.621%, 9/19/44	41,985	39
Goldman Sachs Mortgage Securities Trust Series 2012-GCJ9, Class A3 2.773%, 11/10/45	125,000	126
Goldman Sachs Mortgage Securities Trust Series 2016-GS2, Class A4 3.05%, 5/10/49	175,000	173
Goldman Sachs Mortgage-Backed Securities Trust Series 2014-EB1A, Class 2A1, CMO, ARM 2.477%, 7/25/44 (6)	72,289	72
Greenwich Capital Commercial Funding Series 2007-GG9, Class AM 5.475%, 3/10/39	7,283	7
GSAA Home Equity Trust Series 2005-8, Class A3, ARM 1.208%, 6/25/35	120,116	114
JPMorgan Chase Barclays Bank Commercial Mortgage Securities Series 2014-C19, Class AS, ARM 4.243%, 4/15/47	125,000	133
JPMorgan Chase Barclays Bank Commercial Mortgage Securities Series 2014-C22, Class A4 3.801%, 9/15/47	180,000	188
JPMorgan Chase Barclays Bank Commercial Mortgage Securities Series 2014-C24, Class A5 3.639%, 11/15/47	65,000	68

JPMorgan Chase Barclays Bank Commercial Mortgage Securities Series 2015-C30, Class A2 3.087%, 7/15/48	35,000	36
JPMorgan Chase Barclays Bank Commercial Mortgage Securities Series 2015-C31, Class A3 3.801%, 8/15/48	265,000	277
JPMorgan Chase Commercial Mortgage Securities Series 2007-LD12, Class A4, ARM 5.882%, 2/15/51	315,105	318
JPMorgan Chase Commercial Mortgage Securities Series 2012-C8, Class A3 2.829%, 10/15/45	155,000	157
JPMorgan Chase Commercial Mortgage Securities Series 2013-C16, Class A4, ARM 4.166%, 12/15/46	305,000	328
JPMorgan Chase Commercial Mortgage Securities Series 2013-LC11, Class A5 2.96%, 4/15/46	90,000	91
JPMorgan Chase Commercial Mortgage Securities Series 2016-ATRM, Class A 2.962%, 10/5/28 (6)	300,000	302
JPMorgan Chase Commercial Mortgage Securities Series 2016-JP3, Class B, ARM 3.397%, 8/15/49	105,000	103
JPMorgan Chase Deutsche Bank Commercial Mortgage Securities Series 2016-C2, Class A4 3.144%, 6/15/49	155,000	155
Liberty Street Trust Series 2016-225L, Class A 3.597%, 2/10/36 (6)	100,000	103
Merrill Lynch Mortgage Trust Series 2007-C1, Class A4, ARM 5.841%, 6/12/50	146,102	147
Mill City Mortgage Trust Series 2016-1, Class A, CMO, ARM 2.50%, 4/25/57 (6)	102,363	102
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C24, Class A4 3.732%, 5/15/48	30,000	31

Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C24, Class AS, ARM 4.036%, 5/15/48	35,000	37
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C24, Class B, ARM 4.353%, 5/15/48	65,000	66
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C24, Class C, ARM 4.353%, 5/15/48	45,000	42
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C25, Class A5 3.635%, 10/15/48	25,000	26
Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C29, Class A4 3.325%, 5/15/49	100,000	101
Morgan Stanley Capital I Series 2015-MS1, Class AS, ARM 4.03%, 5/15/48	25,000	26
Nationstar Home Equity Loan Trust Series 2016-1A, Class A 2.981%, 2/25/26 (6)	48,307	48
One Market Plaza Trust Series 2017-1MKT, Class A 3.614%, 2/10/32 (6)	100,000	103
Palisades Center Trust Series 2016-PLSD, Class A 2.713%, 4/13/33 (6)	355,000	355
Seasoned Credit Risk Transfer Series 2016-1, Class M1, ARM 3.00%, 9/25/55 (6)	60,000	56
Structured Agency Credit Risk Debt Notes Series 2014-DN3, Class M2, CMO, ARM 3.178%, 8/25/24	43,479	44
Structured Agency Credit Risk Debt Notes Series 2014-HQ2, Class M2, CMO, ARM 2.978%, 9/25/24	250,000	256
Structured Agency Credit Risk Debt Notes Series 2014-HQ3, Class M2, CMO, ARM 3.428%, 10/25/24	99,659	100

Structured Agency Credit Risk Debt Notes Series 2015-DN1, Class M2, CMO, ARM 3.178%, 1/25/25	93,073	94
Structured Agency Credit Risk Debt Notes Series 2015-DNA1, Class M2, CMO, ARM 2.628%, 10/25/27	305,000	311
Structured Agency Credit Risk Debt Notes Series 2015-DNA3, Class M2, CMO, ARM 3.628%, 4/25/28	250,000	259
Structured Agency Credit Risk Debt Notes Series 2015-HQ1, Class M2, CMO, ARM 2.978%, 3/25/25	185,574	187
Structured Agency Credit Risk Debt Notes Series 2015-HQ2, Class M2, CMO, ARM 2.728%, 5/25/25	250,000	254
Structured Agency Credit Risk Debt Notes Series 2015-HQA1, Class M2, CMO, ARM 3.428%, 3/25/28	244,103	250
Structured Agency Credit Risk Debt Notes Series 2016-DNA1, Class M2, CMO, ARM 3.678%, 7/25/28	250,000	260
Structured Agency Credit Risk Debt Notes Series 2016-DNA3, Class M2, CMO, ARM 2.778%, 12/25/28	250,000	255
Structured Agency Credit Risk Debt Notes Series 2017-HQA1, Class M1, CMO, ARM 1.97%, 8/25/29	250,000	251
Terwin Mortgage Trust Series 2005-14HE, Class AF2, ARM 4.849%, 8/25/36	8,684	9
Towd Point Mortgage Trust Series 2015-3, Class A1B, CMO, ARM 3.00%, 3/25/54 (6)	132,421	133
Towd Point Mortgage Trust Series 2015-4, Class A1B, CMO, ARM 2.75%, 4/25/55 (6)	178,411	178
Towd Point Mortgage Trust Series 2015-5, Class A1B, CMO, ARM 2.75%, 5/25/55 (6)	111,234	111

Towd Point Mortgage Trust Series 2016-1, Class A1B, CMO, ARM 2.75%, 2/25/55 (6)	151,143	151
Towd Point Mortgage Trust Series 2016-1, Class A3B, CMO, ARM 3.00%, 2/25/55 (6)	182,587	182
Towd Point Mortgage Trust Series 2016-2, Class A1A, CMO, ARM 2.75%, 8/25/55 (6)	122,406	122
Towd Point Mortgage Trust Series 2016-4, Class A1, CMO, ARM 2.25%, 7/25/56 (6)	157,664	156
Towd Point Mortgage Trust Series 2017-1, Class A1, CMO, ARM 2.75%, 10/25/56 (6)	100,000	100
WaMu Mortgage PTC Series 2005-AR12, Class 2A1, CMO, ARM 3.038%, 9/25/35	2,798	3
Wells Fargo Commercial Mortgage Trust Series 2015-C29, Class A4 3.637%, 6/15/48	320,000	331
Wells Fargo Commercial Mortgage Trust Series 2015-LC20, Class C, ARM 4.056%, 4/15/50	145,000	133
Wells Fargo Commercial Mortgage Trust Series 2015-NXS2, Class A2 3.02%, 7/15/58	135,000	138
Wells Fargo Commercial Mortgage Trust Series 2015-NXS2, Class A5, ARM 3.767%, 7/15/58	285,000	297
Wells Fargo Commercial Mortgage Trust Series 2015-NXS2, Class AS, ARM 4.121%, 7/15/58	45,000	47
Wells Fargo Commercial Mortgage Trust Series 2015-NXS2, Class B, ARM 4.251%, 7/15/58	70,000	70
Wells Fargo Commercial Mortgage Trust Series 2015-NXS2, Class C, ARM 4.251%, 7/15/58	40,000	38

Wells Fargo Commercial Mortgage Trust Series 2015-SG1, Class A4 3.789%, 9/15/48	230,000	240
Wells Fargo Commercial Mortgage Trust Series 2016-C34, Class A4 3.096%, 6/15/49	295,000	292
Wells Fargo Mortgage Backed Securities Trust Series 2003-O, Class 5A1, CMO, ARM 2.898%, 1/25/34	10,876	11
Wells Fargo Mortgage Backed Securities Trust Series 2004-G, Class A3, CMO, ARM 3.041%, 6/25/34	3,897	4
WF-RBS Commercial Mortgage Trust Series 2013-C13, Class A4 3.001%, 5/15/45	210,000	212
WF-RBS Commercial Mortgage Trust Series 2013-C18, Class A3 3.651%, 12/15/46	125,000	130
WF-RBS Commercial Mortgage Trust Series 2014-C19, Class AS 4.271%, 3/15/47	165,000	175
WF-RBS Commercial Mortgage Trust Series 2014-C20, Class AS 4.176%, 5/15/47	205,000	217
Total Non-U.S. Government Mortgage-Backed Securities (Cost $14,026)		13,928

U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED SECURITIES 2.9%

U.S. Government Agency Obligations 2.4% (7)

Federal Home Loan Mortgage		
1.426%, 8/25/17	24,487	24
1.875%, 4/25/22	92,198	92
2.50%, 11/1/27 - 4/1/30	505,174	510
3.00%, 12/1/42 - 2/1/47	2,270,831	2,263
3.50%, 8/1/42 - 5/1/46	1,744,252	1,796

4.00%, 6/1/24 - 12/1/41	564,971	597
4.50%, 11/1/18 - 5/1/42	717,940	774
5.00%, 10/1/18 - 8/1/40	241,027	262
5.50%, 3/1/18 - 1/1/40	9,143	9
6.00%, 5/1/17 - 8/1/38	121,194	137
6.50%, 3/1/32 - 9/1/32	37,420	42
7.00%, 6/1/32	570	1
Federal Home Loan Mortgage, ARM		
2.975%, 7/1/35	7,267	8
3.035%, 9/1/32	374	—
3.348%, 1/1/36	2,769	3
3.369%, 1/1/37	12,244	13
3.40%, 11/1/35	8,424	9
3.409%, 2/1/37	46,689	49
3.56%, 2/1/37	44,427	47
Federal Home Loan Mortgage, CMO, ARM		
1.22%, 10/15/46 - 1/15/47	276,052	276
1.266%, 2/15/47	76,713	77
1.27%, 4/15/46 - 10/15/46	571,811	574
Federal National Mortgage Assn., 4.50%, 2/1/44	174,467	188
Federal National Mortgage Assn.		
2.50%, 10/1/27 - 3/1/43	1,967,682	1,960
3.00%, 1/1/27 - 1/1/47	10,170,948	10,151
3.50%, 5/1/42 - 5/1/46	8,358,251	8,589
4.00%, 3/1/24 - 12/1/45	4,463,867	4,710
4.50%, 5/1/19 - 1/1/44	1,033,044	1,110
5.00%, 9/1/19 - 11/1/44	1,584,478	1,740
5.50%, 9/1/23 - 9/1/41	930,112	1,041
6.00%, 6/1/21 - 5/1/42	834,381	947
6.50%, 5/1/17 - 5/1/40	267,550	306

Federal National Mortgage Assn., ARM		
3.395%, 12/1/35	8,398	9
3.461%, 12/1/35	4,890	5
Federal National Mortgage Assn., CMO, ARM		
1.221%, 3/25/47	260,000	260
1.228%, 10/25/46 - 11/25/46	509,408	509
1.278%, 9/25/46 - 11/25/46	548,121	550
Federal National Mortgage Assn., CMO, IO, 6.50%, 2/25/32	2,421	1
Federal National Mortgage Assn., TBA		
2.50%, 1/1/28	365,000	366
3.00%, 1/1/41	1,000,000	993
3.50%, 1/1/42	1,455,000	1,491
4.50%, 1/1/34	165,000	177
		42,666
U.S. Government Obligations 0.5%		
Government National Mortgage Assn.		
2.50%, 12/20/42 - 7/20/43	1,214,352	1,183
3.00%, 9/15/42 - 11/20/46	1,971,595	2,000
3.50%, 9/20/42 - 10/20/46	2,768,880	2,886
4.00%, 7/20/42 - 12/20/45	1,120,313	1,188
4.50%, 11/20/39 - 1/20/46	774,408	837
5.00%, 7/20/39 - 8/20/41	577,824	641
5.50%, 1/20/36 - 6/20/44	399,613	449
6.50%, 3/15/26 - 12/20/33	3,211	4
7.00%, 2/15/30	5,502	6
8.00%, 4/15/22 - 10/20/25	1,703	2
Government National Mortgage Assn., CMO, IO		
3.50%, 4/20/39 - 5/20/43	204,083	29
4.00%, 5/20/37 - 2/20/43	274,622	45
4.50%, 11/20/37 - 12/20/39	137,276	8

Government National Mortgage Assn., TBA		
4.00%, 1/1/40	175,000	185
4.50%, 1/1/34	360,000	385
		9,848
Total U.S. Government & Agency Mortgage-Backed Securities (Cost $52,695)		52,514

U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING MORTGAGE-BACKED) 1.8%

U.S. Treasury Obligations 1.8%

U.S. Treasury Bonds, 2.50%, 2/15/46	885,000	801
U.S. Treasury Bonds, 2.50%, 5/15/46	195,000	177
U.S. Treasury Bonds, 2.875%, 11/15/46	590,000	579
U.S. Treasury Bonds, 3.00%, 11/15/44	2,145,000	2,155
U.S. Treasury Bonds, 3.00%, 5/15/45	210,000	211
U.S. Treasury Bonds, 3.125%, 2/15/43	1,950,000	2,007
U.S. Treasury Bonds, 3.375%, 5/15/44	1,295,000	1,395
U.S. Treasury Bonds, 4.625%, 2/15/40	590,000	764
U.S. Treasury Bonds, 5.375%, 2/15/31	295,000	396
U.S. Treasury Inflation-Indexed Notes, 0.125%, 7/15/26	1,213,688	1,192
U.S. Treasury Inflation-Indexed Notes, 0.375%, 1/15/27	879,525	882
U.S. Treasury Inflation-Indexed Notes, 0.625%, 1/15/26	3,134,576	3,211
U.S. Treasury Notes, 0.75%, 4/30/18	375,000	374
U.S. Treasury Notes, 0.875%, 6/15/19	2,935,000	2,905
U.S. Treasury Notes, 1.25%, 10/31/18	785,000	786
U.S. Treasury Notes, 1.50%, 11/30/19	405,000	406
U.S. Treasury Notes, 1.625%, 8/31/19 (8)	1,915,000	1,927
U.S. Treasury Notes, 2.00%, 8/31/21 (8)	11,765,000	11,835

MUNICIPAL SECURITIES 0.3%

California 0.1%		
Bay Area Toll Auth., Build America, 6.263%, 4/1/49	245,000	339
East Bay Municipal Utility Dist., Build America, 5.874%, 6/1/40	175,000	225
Los Angeles Airport, Build America, Series C, 7.053%, 5/15/40	100,000	142
Los Angeles Community College Dist., Build America 6.75%, 8/1/49	215,000	320
San Diego County Water Auth., Build America, Series B 6.138%, 5/1/49	60,000	79
		1,105
Colorado 0.0%		
Denver School Dist. No. 1, Public Schools, Series B, COP 4.242%, 12/15/37	65,000	67
		67
District of Columbia 0.0%		
District of Columbia, Build America, Series E, 5.591%, 12/1/34	25,000	31
		31
Florida 0.0%		
Florida State Board of Administration Fin. Corp., Hurricane Catastrophe Fund, Series A, 2.995%, 7/1/20	140,000	144
Florida State Board of Administration Fin. Corp., Series A 2.163%, 7/1/19	145,000	146
		290
Georgia 0.0%		
Georgia, Series E, 5.00%, 12/1/26	135,000	167
		167
Illinois 0.0%		
Chicago O'Hare Int'l. Airport, Build America, 6.395%, 1/1/40	90,000	119

Metropolitan Water Reclamation Dist. of Chicago Build America, 5.72%, 12/1/38	150,000	182
		301
Maryland 0.0%		
Maryland Transportation Auth., Build America, 5.888%, 7/1/43	80,000	101
Maryland Transportation Auth., Build America, Series B 5.754%, 7/1/41	195,000	240
		341
New York 0.1%		
Metropolitan Transportation Auth. of New York, Dedicated Tax Fund, Build America, 7.336%, 11/15/39	25,000	37
New York City, Build America, Series F1, 6.271%, 12/1/37	235,000	313
New York City, Build America, Series H-1, 5.846%, 6/1/40	90,000	117
New York City Municipal Water Fin. Auth., Water & Sewer Build America, 5.952%, 6/15/42	55,000	73
New York City Transitional Fin. Auth., Build America 5.508%, 8/1/37	325,000	400
Port Auth. of New York & New Jersey, Consolidated 174th 4.458%, 10/1/62	275,000	287
		1,227
North Carolina 0.0%		
North Carolina Eastern Municipal Power Agency 1.561%, 7/1/17	80,000	80
North Carolina Eastern Municipal Power Agency 2.003%, 7/1/18	10,000	10
Univ. of North Carolina Board of Governors, UNC Chapel Hill 3.847%, 12/1/34	445,000	468
		558
Ohio 0.0%		
JobsOhio Beverage System, Series B, 4.532%, 1/1/35	225,000	245
		245

Oregon 0.0%		
Oregon, Taxable Pension, 5.892%, 6/1/27	40,000	49
		49
South Carolina 0.0%		
South Carolina Public Service Auth., Series E, 4.322%, 12/1/27	115,000	125
		125
Texas 0.0%		
Texas Transportation Commission, 1st Tier, Build America Series B, 5.178%, 4/1/30	140,000	166
		166
Utah 0.0%		
Utah Transit Auth., Build America, Series B, 5.937%, 6/15/39	175,000	225
		225
Virginia 0.1%		
Univ. of Virginia, Build America, 5.00%, 9/1/40	190,000	228
Virginia Public Building Auth., Build America, 5.90%, 8/1/30	155,000	192
Virginia Public School Auth., Qualified School Construction 4.25%, 12/15/30	250,000	265
Virginia Transportation Board, Build America, 5.35%, 5/15/35	20,000	24
		709
Total Municipal Securities (Cost $5,112)		5,606
BOND MUTUAL FUNDS 5.4%		
T. Rowe Price Global Unconstrained Bond Fund, 2.32% (9)(10)	423,398	4,247
T. Rowe Price Inflation Protected Bond Fund, (0.23)% (9)(10)	188,989	2,247
T. Rowe Price Institutional Emerging Markets Bond Fund, 6.48% (9)(10)	3,388,036	30,967
T. Rowe Price Institutional High Yield Fund, 4.98% (9)(10)	3,655,160	32,896
T. Rowe Price Institutional International Bond Fund, 1.74% (9)(10)	2,803,628	23,354

T. Rowe Price Limited Duration Inflation Focused Bond Fund, (0.25)% (9)(10)	596,421	3,000
Total Bond Mutual Funds (Cost $94,997)		96,711
EQUITY MUTUAL FUNDS 6.2%		
T. Rowe Price Institutional Emerging Markets Equity Fund (9)	2,397,109	75,437
T. Rowe Price Real Assets Fund (9)	3,173,104	35,285
Total Equity Mutual Funds (Cost $95,835)		110,722
PRIVATE INVESTMENT COMPANIES 3.9%		
Blackstone Partners Offshore Fund (1)(4)	67,557	70,110
Total Private Investment Companies (Cost $67,600)		70,110
SHORT-TERM INVESTMENTS 1.8%		
Money Market Funds 1.8%		
T. Rowe Price Treasury Reserve Fund, 0.52% (9)(11)	32,520,406	32,520
Total Short-Term Investments (Cost $32,520)		32,520
SECURITIES LENDING COLLATERAL 0.0%		
Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank 0.0%		
Short-Term Funds 0.0%		
T. Rowe Price Short-Term Fund, 0.72% (9)(11)	9,426	94
Total Investments through Securities Lending Program with JPMorgan Chase Bank		94
Total Securities Lending Collateral (Cost $94)		94
Total Investments in Securities		
100.4% of Net Assets (Cost $1,338,133)		**$ 1,802,437**

‡ Shares are denominated in U.S. dollars unless otherwise noted.

(1) Non-income producing

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 28, 2017. Purchase and sales cost and investment income reflect all activity for the period then ended.

Affiliate	Purchase Cost	Sales Cost	Investment Income	Value 2/28/17	Value 5/31/16
T. Rowe Price Global Unconstrained Bond Fund	$ 4,251	$ —	$ 1	$ 4,247	$ —
T. Rowe Price Inflation Protected Bond Fund	2,278	—	28	2,247	—
T. Rowe Price Institutional Emerging Markets Bond Fund	2,699	8,067	1,706	30,967	34,413
T. Rowe Price Institutional Emerging Markets Equity Fund	644	31,323	1,180	75,437	92,327
T. Rowe Price Institutional High Yield Fund	4,948	10,610	1,530	32,896	35,435
T. Rowe Price Institutional International Bond Fund	1,939	10,173	441	23,354	32,138
T. Rowe Price Limited Duration Inflation Focused Bond Fund	3,000	—	—	3,000	—
T. Rowe Price Real Assets Fund	721	15,814	1,443	35,285	46,051
T. Rowe Price Government Reserve Fund +	¤	¤	27	—	25,430
T. Rowe Price Treasury Reserve Fund	¤	¤	38	32,520	—
T. Rowe Price Short-Term Fund #	¤	¤	—^	94	13,302
Totals			$ 6,394	$ 240,047	$ 279,096

+At May 31, 2016, the underlying fund's name was T. Rowe Price Reserve Investment Fund.
#At May 31, 2016, the underlying fund's name was T. Rowe Price Short-Term Reserve Fund.
¤ Purchase and sale information not shown for cash management funds.
^ Excludes earnings on securities lending collateral, which are subject to rebates and fees.

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Personal Strategy Growth Fund
Unaudited

Notes To Portfolio of Investments

T. Rowe Price Personal Strategy Funds, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The Personal Strategy Growth Fund (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks the highest total return over time consistent with a primary emphasis on capital growth and a secondary emphasis on income. The fund pursues this objective by investing in a diversified portfolio typically consisting of approximately 80% stocks and 20% bonds and money market securities.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation
The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the Portfolio of Investments may differ from the values ultimately realized upon sale or maturity.

Investment Transactions
Investment transactions are accounted for on the trade date.

Currency Translation
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction.

New Accounting Guidance
In October 2016, the Securities and Exchange Commission (SEC) issued a new rule, Investment Company Reporting Modernization, which, among other provisions, amends Regulation S-X to require standardized, enhanced disclosures, particularly related to derivatives, in investment company financial statements. Compliance with the guidance is effective for financial statements filed with the SEC on or after August 1, 2017; adoption will have no effect on the fund’s net assets or results of operations.

NOTE 2 – VALUATION

The fund’s financial instruments are valued and each class’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 – unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Debt securities generally are traded in the OTC market. Securities with remaining maturities of one year or more at the time of acquisition are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Debt securities with remaining maturities of less than one year at the time of acquisition generally use amortized cost in local currency to approximate fair value. However, if amortized cost is deemed not to reflect fair value or the fund holds a significant amount of such securities with remaining maturities of more than 60 days, the securities are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy. Investments in private investment companies are valued at the investee’s NAV per share as of the valuation date, if available. If the investee’s NAV is not available as of the valuation date or is not calculated in accordance with GAAP, the Valuation Committee may adjust the investee’s NAV to reflect fair value at the valuation date. Investments in private investment companies generally are categorized either in Level 2 or 3, depending on the significance of unobservable inputs. Exchange-traded options on futures contracts are valued at closing settlement prices and generally are categorized in Level 1 of the fair value hierarchy. Financial futures contracts are valued at closing settlement prices and are categorized in Level 1 of the fair value hierarchy. Swaps are valued at prices furnished by independent swap dealers or by an independent pricing service and generally are categorized in Level 2 of the fair value hierarchy; however, if unobservable inputs are significant to the valuation, the swap would be categorized in Level 3.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants; transaction information can be reliably obtained; and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on February 28, 2017:

There were no material transfers between Levels 1 and 2 during the period ended February 28, 2017.

Following is a reconciliation of the fund’s Level 3 holdings for the period ended February 28, 2017. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at February 28, 2017, totaled $2,520,000 for the period ended February 28, 2017. Transfers into and out of Level 3 are reflected at the value of the financial instrument at the beginning of the period. Transfers out of Level 3 were because observable market data became available for the security during the period.

In accordance with GAAP, the following table provides quantitative information about significant unobservable inputs used to determine the fair valuations of the fund’s Level 3 assets, by class of financial instrument; it also indicates the sensitivity of the Level 3 valuations to changes in those significant unobservable inputs. Because the Valuation Committee considers a wide variety of factors and inputs, both observable and unobservable, in determining fair values, the unobservable inputs presented do not reflect all inputs significant to the fair value determination.

NOTE 3 - DERIVATIVE INSTRUMENTS

The fund may invest in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information. The fund may use derivatives for a variety of purposes, such as seeking to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, or to adjust credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based. The fund at all times maintains sufficient cash reserves, liquid assets, or other SEC-permitted asset types to cover its settlement obligations under open derivative contracts. The fund values its derivatives at fair value, as described in Note 2.

Counterparty Risk and Collateral
The fund invests in derivatives in various markets, which expose it to differing levels of counterparty risk. Counterparty risk on exchange-traded and centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps, is minimal because the clearinghouse provides protection against counterparty defaults. For futures and centrally cleared swaps, the fund is required to deposit collateral in an amount specified by the clearinghouse and the clearing firm (margin requirement) and the margin requirement must be maintained over the life of the contract. Each clearinghouse and clearing firm, in its sole discretion, may adjust the margin requirements applicable to the fund.

Derivatives, such as bilateral swaps, forward currency exchange contracts, and OTC options, that are transacted and settle directly with a counterparty (bilateral derivatives) expose the fund to greater counterparty risk. To mitigate this risk, the fund has entered into master netting arrangements (MNAs) with certain counterparties that permit net settlement under specified conditions and, for certain counterparties, also require the exchange of collateral to cover mark-to-market exposure. MNAs may be in the form of International Swaps and Derivatives Association master agreements (ISDAs) or foreign exchange letter agreements (FX letters).

MNAs provide the ability to offset amounts the fund owes a counterparty against amounts the counterparty owes the fund (net settlement). Both ISDAs and FX letters generally allow termination of transactions and net settlement upon the occurrence of contractually specified events, such as failure to pay or bankruptcy. In addition, ISDAs specify other events, the occurrence of which would allow one of the parties to terminate. For example, a downgrade in credit rating of a counterparty would allow the fund to terminate while a decline in the fund’s net assets of more than a specified percentage would allow the counterparty to terminate. Upon termination, all transactions with that counterparty would be liquidated and a net termination amount settled. ISDAs include collateral agreements whereas FX letters do not. Collateral requirements are determined daily based on the net aggregate unrealized gain or loss on all bilateral derivatives with a counterparty, subject to minimum transfer amounts that typically range from $100,000 to $250,000. Any additional collateral required due to changes in security values is transferred the next business day.

Collateral may be in the form of cash or debt securities issued by the U.S. government or related agencies; securities posted by the fund are so noted in the accompanying Portfolio of Investments. For bilateral derivatives, collateral posted or received by the fund is held in a segregated account by the fund’s custodian. As of February 28, 2017, no collateral was pledged by either the fund or counterparties for bilateral derivatives. As of February 28, 2017, securities valued at $4,819,000 had been posted by the fund for exchange-traded and/or centrally cleared derivatives.

Futures Contracts
The fund may enter into futures contracts to manage exposure to interest rates, security prices, foreign currencies, and credit quality; as an efficient means of adjusting exposure to all or part of a target market; to enhance income; as a cash management tool; or to adjust credit exposure. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms. Payments are made or received by the fund each day to settle daily fluctuations in the value of the contract (variation margin), which reflect changes in the value of the underlying financial instrument. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values, interest rates, or currency values; and potential losses in excess of the fund’s initial investment.

Options
The fund may use options to manage exposure to security prices, interest rates, foreign currencies, and credit quality; as an efficient means of adjusting exposure to all or a part of a target market; to enhance income; as a cash management tool; or to adjust credit exposure. In return for a premium paid, call and put index options give the holder the right, but not the obligation, to receive cash equal to the difference between the value of the reference index on the exercise date and the exercise price of the option. Risks related to the use of options include possible illiquidity of the options markets; trading restrictions imposed by an exchange or counterparty; movements in the underlying asset values and/or interest rates; and, for written options, potential losses in excess of the fund’s initial investment.

Swaps
The fund may use swaps in an effort to manage exposure to changes in interest rates, inflation rates, and credit quality; to adjust overall exposure to certain markets; to enhance total return or protect the value of portfolio securities; to serve as a cash management tool; or to adjust credit exposure. Swap agreements can be settled either directly with the counterparty (bilateral swap) or through a central clearinghouse (centrally cleared swap). For bilateral swaps, cash payments are made or received by the fund on a periodic basis in accordance with contract terms. For centrally cleared swaps, payments are made or received by the fund each day to settle the daily fluctuation in the value of the contract (variation margin).

Credit default swaps are agreements where one party (the protection buyer) agrees to make periodic payments to another party (the protection seller) in exchange for protection against specified credit events, such as certain defaults and bankruptcies related to an underlying credit instrument, or issuer or index of such instruments. Upon occurrence of a specified credit event, the protection seller is required to pay the buyer the difference between the notional amount of the swap and the value of the underlying credit, either in the form of a net cash settlement or by paying the gross notional amount and accepting delivery of the relevant underlying credit. For credit default swaps where the underlying credit is an index, a specified credit event may affect all or individual underlying securities included in the index and will be settled based upon the relative weighting of the affected underlying security(ies) within the index. Generally, the payment risk for the seller of protection is inversely related to the current market price or credit rating of the underlying credit or the market value of the contract relative to the notional amount, which are indicators of the markets’ valuation of credit quality. Risks related to the use of credit default swaps include the possible inability of the fund to accurately assess the current and future creditworthiness of underlying issuers, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.

NOTE 4 – OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Restricted Securities
The fund may invest in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

TBA Purchase and Sale Commitments
The fund may enter into to-be-announced (TBA) purchase or sale commitments (collectively, TBA transactions), pursuant to which it agrees to purchase or sell, respectively, mortgage-backed securities for a fixed unit price, with payment and delivery at a scheduled future date beyond the customary settlement period for such securities. With TBA transactions, the particular securities to be received or delivered by the fund are not identified at the trade date; however, the securities must meet specified terms, including issuer, rate, and mortgage term, and be within industry-accepted “good delivery” standards. The fund may enter into TBA transactions with the intention of taking possession of or relinquishing the underlying securities, may elect to extend the settlement by “rolling” the transaction, and/or may use TBA transactions to gain or reduce interim exposure to particular securities. Until settlement, the fund maintains liquid assets sufficient to settle its TBA commitments.

To mitigate counterparty risk, the fund has entered into agreements with TBA counterparties that provide for collateral and the right to offset amounts due to or from those counterparties under specified conditions. Subject to minimum transfer amounts, collateral requirements are determined and transfers made based on the net aggregate unrealized gain or loss on all TBA commitments with a particular counterparty. At any time, the fund’s risk of loss from a particular counterparty related to its TBA commitments is the aggregate unrealized gain on appreciated TBAs in excess of unrealized loss on depreciated TBAs and collateral received, if any, from such counterparty. As of February 28, 2017, no collateral was pledged by either the fund or counterparties for TBAs.

Securities Lending
The fund may lend its securities to approved brokers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities, valued at 102% to 105% of the value of the securities on loan. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered the next business day. Cash collateral is invested by the lending agent(s) in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying Portfolio of Investments, but collateral received in the form of securities is not. At February 28, 2017, the value of loaned securities was $93,000 the value of cash collateral and related investments was $94,000.

Mortgage-Backed Securities
The fund may invest in mortgage-backed securities (MBS or pass-through certificates) that represent an interest in a pool of specific underlying mortgage loans and entitle the fund to the periodic payments of principal and interest from those mortgages. MBS may be issued by government agencies or corporations, or private issuers. Most MBS issued by government agencies are guaranteed; however, the degree of protection differs based on the issuer. The fund also may invest in stripped MBS, created when a traditional MBS is split into an interest-only (IO) and a principal-only (PO) strip. MBS, including IOs and POs, are sensitive to changes in economic conditions that affect the rate of prepayments and defaults on the underlying mortgages; accordingly, the value, income, and related cash flows from MBS may be more volatile than other debt instruments. IOs also risk loss of invested principal from faster-than-anticipated prepayments.

Investment in Blackstone Partners Offshore Fund
The fund invested in Blackstone Partners Offshore Fund Ltd. (Blackstone Partners), a multi-strategy hedge fund-of-funds offered by Blackstone Alternative Asset Management (BAAM), a unit of Blackstone Group L.P. (Blackstone). Blackstone Partners provides fund exposure to alternative investments primarily through Blackstone Partners’ investments in underlying private investment funds, and the underlying funds are mostly managed by investment managers unaffiliated with BAAM or Blackstone. Blackstone Partners and the underlying funds may use leverage, engage in short-selling, and invest in commodities or other speculative investments, which may increase the risk of investment loss. Blackstone Partners and the underlying funds are not subject to the same regulatory requirements as open-end mutual funds, and, therefore, their investments and related valuations may not be as transparent. Ownership interests in Blackstone Partners are not transferable and are subject to various redemption restrictions, such as advance notice requirements, limited redemption dates, and possible suspension of redemption rights. In addition, Blackstone Partners’ ownership in the underlying funds may also be subject to transfer and redemption restrictions, such as advance notice requirements, limited redemption dates, and possible suspension of redemption rights. All of these restrictions are subject to change at the sole discretion of Blackstone Partners or an underlying fund’s management. As of February 28, 2017, the fund’s investment in Blackstone Partners is subject to semi-annual redemption with 95 days prior written notice and is considered an illiquid asset.

NOTE 5 - FEDERAL INCOME TAXES

At February 28, 2017, the cost of investments for federal income tax purposes was $1,338,133,000. Net unrealized gain aggregated $466,075,000 at period-end, of which $484,387,000 related to appreciated investments and $18,312,000 related to depreciated investments.

NOTE 6 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Government Reserve Fund, the T. Rowe Price Treasury Reserve Fund, or the T. Rowe Price Short-Term Fund (collectively, the Price Reserve Funds), open-end management investment companies managed by T. Rowe Price Associates, Inc. (Price Associates) and considered affiliates of the fund. The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. The Price Reserve Funds pay no investment management fees.

The fund may also invest in certain other T. Rowe Price funds (Price Funds) as a means of gaining efficient and cost-effective exposure to certain markets. Each underlying Price Fund is an open-end management investment company managed by Price Associates and is considered an affiliate of the fund. To ensure that the fund does not incur duplicate management fees (paid by the underlying Price Fund(s) and the fund), Price Associates has agreed to permanently waive a portion of its management fee charged to the fund in an amount sufficient to fully offset that portion of management fees paid by each underlying Price Fund related to the fund’s investment therein.

T. Rowe Price Personal Strategy Income Fund

Unaudited

Portfolio of Investments ‡

(Cost and value in $000s)

	Shares/Par	$ Value
COMMON STOCKS 36.8%		
CONSUMER DISCRETIONARY 5.4%		
Auto Components 0.3%		
Aisin Seiki (JPY)	9,900	492
Autoliv, GDR (SEK)	5,983	628
Delphi Automotive	18,891	1,438
Gentherm (1)	10,085	366
GKN (GBP)	187,653	838
Koito Manufacturing (JPY)	5,900	304
Sumitomo Rubber Industries (JPY)	30,000	495
		4,561
Automobiles 0.4%		
BMW (EUR)	8,247	737
Ferrari	6,600	429
General Motors	4,749	175
Honda Motor (JPY)	59,200	1,834
Suzuki Motor (JPY)	24,200	946
Tesla (1)	6,497	1,624
Toyota Motor (JPY)	27,400	1,550
		7,295
Distributors 0.0%		
Core-Mark Holding	7,700	250
		250
Diversified Consumer Services 0.0%		
American Public Education (1)	3,800	92
		92
Hotels, Restaurants & Leisure 0.7%		
Bojangles (1)	4,127	87
Brinker	4,500	190
Compass Group (GBP)	72,916	1,355
Denny's (1)	18,100	227
Domino's Pizza	590	112

Hilton Grand Vacations (1)	4,100	123
Hilton Worldwide Holdings	17,725	1,014
Jack in the Box	4,250	398
Las Vegas Sands	21,536	1,140
Marriott, Class A	15,047	1,309
MGM Resorts International (1)	39,400	1,036
Norwegian Cruise Line Holdings (1)	30,085	1,525
Red Robin Gourmet Burgers (1)	4,279	195
Royal Caribbean Cruises	10,100	971
Sonic	14,492	366
Starbucks	11,500	654
Wingstop	6,200	163
Yum! Brands	15,305	1,000
		11,865
Household Durables 0.2%		
Calatlantic	1,280	45
Lennar, Class A	10,776	526
Meritage (1)	4,400	157
Panasonic (JPY)	100,800	1,106
Persimmon (GBP)	47,890	1,225
Sony (JPY)	15,800	488
Tempur Sealy International (1)	8,750	404
		3,951
Internet & Direct Marketing Retail 1.9%		
Amazon.com (1)(13)	21,676	18,317
Ctrip.com International, ADR (1)	23,620	1,121
Etsy (1)	5,200	63
HSN	2,600	98
Liberty TripAdvisor Holdings, Class A (1)	7,600	102
Netflix (1)	18,226	2,590
Priceline (1)	5,954	10,266
		32,557

Leisure Products 0.0%		
Mattel	20,744	534
Nautilus Group (1)	2,900	47
		581
Media 0.8%		
Cable One	440	275
Charter Communications, Class A (1)	3,761	1,215
Comcast, Class A	73,344	2,745
CyberAgent (JPY)	22,600	629
Eutelsat Communications (EUR)	34,029	670
Liberty Global, Class A (1)	19,816	707
Liberty Global, Class C (1)	28,766	1,009
New Media Investment	4,400	68
Scholastic	3,627	163
Sky (GBP)	106,911	1,324
Twenty-First Century Fox	70,237	2,061
Walt Disney	8,151	897
WPP (GBP)	70,943	1,669
		13,432
Multiline Retail 0.1%		
Dollar General	17,300	1,263
Lojas Renner (BRL)	55,461	454
Marks & Spencer Group (GBP)	93,583	389
Ollies Bargain Outlet Holdings (1)	4,290	134
Tuesday Morning (1)	23,000	84
		2,324
Specialty Retail 0.8%		
AutoZone (1)	1,170	862
Burlington Stores (1)	4,600	409
Chico's	18,100	262
Five Below (1)	4,100	158
Home Depot	18,000	2,608

Kingfisher (GBP)	321,049	1,310
L Brands	8,225	433
Lowe's	50,152	3,730
Michaels (1)	11,800	237
Monro Muffler Brake	3,325	191
O'Reilly Automotive (1)	6,724	1,827
RH (1)	3,457	105
Ross Stores	22,100	1,516
Tile Shop Holdings (1)	14,300	252
Tractor Supply	4,414	313
Zumiez (1)	10,900	222
		14,435
Textiles, Apparel & Luxury Goods 0.2%		
Burberry (GBP)	54,948	1,177
Coach	7,400	282
Kering (EUR)	3,469	844
Moncler (EUR)	38,498	735
Samsonite International (HKD)	233,100	707
Skechers U.S.A., Class A (1)	12,200	313
		4,058
Total Consumer Discretionary		95,401
CONSUMER STAPLES 2.6%		
Beverages 0.3%		
Boston Beer, Class A (1)	930	147
Constellation Brands, Class A	2,228	354
Diageo (GBP)	51,136	1,442
Dr Pepper Snapple	274	25
Kirin Holdings (JPY)	55,800	963
Molson Coors Brewing, Class B	1,076	108
Monster Beverage (1)	2,300	95

PepsiCo	7,735	854
		3,988
Food & Staples Retailing 0.4%		
Costco Wholesale	3,380	599
CVS Health	9,907	798
Performance Food (1)	3,950	93
Seven & i Holdings (JPY)	32,700	1,281
Sprouts Farmers Market (1)	5,300	98
Walgreens Boots Alliance	52,178	4,507
		7,376
Food Products 1.0%		
Bunge Limited	15,372	1,258
Cal-Maine Foods	7,331	278
Danone (EUR)	10,792	714
Mondelez International	16,467	723
Nestle (CHF)	62,237	4,593
Pinnacle Foods	9,800	560
Post Holdings (1)	3,700	303
Snyders-Lance	3,500	139
TreeHouse Foods (1)	5,950	506
Tyson Foods, Class A	108,871	6,811
Wilmar International (SGD)	307,600	798
		16,683
Household Products 0.1%		
Procter & Gamble	19,872	1,810
		1,810
Personal Products 0.3%		
Conyers Park Acquisition, Equity Units (1)	7,692	86
L'Oreal (EUR)	8,417	1,567
Pola Orbis Holdings (JPY)	5,700	545

Unilever (GBP)	72,308	3,430
		5,628
Tobacco 0.5%		
Philip Morris International	84,024	9,188
		9,188
Total Consumer Staples		44,673
ENERGY 1.3%		
Energy Equipment & Services 0.1%		
Diamond Offshore Drilling (1)	6,600	111
Dril-Quip (1)	1,800	110
Forum Energy Technologies (1)	4,100	89
Frank's International	4,500	55
Keane (1)	3,900	68
SEACOR Holdings (1)	3,500	241
Tesco (1)	6,400	54
WorleyParsons (AUD) (1)	64,286	524
		1,252
Oil, Gas & Consumable Fuels 1.2%		
Beach Energy (AUD)	18,517	10
Centennial Resource, Acquisition Date: 12/28/16 Cost $35 (1)(2)	2,439	44
Centennial Resource Development, Warrants, 10/11/21 (1)	1,063	8
Centennial Resource Development, Class A (1)	3,590	67
Chevron	19,224	2,163
Diamondback Energy (1)	2,500	252
Enbridge	25,133	1,052
EOG Resources	25,847	2,507
Jagged Peak Energy (1)	5,300	73
Marathon Petroleum	39,036	1,936
Matador Resources (1)	8,200	197
Occidental Petroleum	36,703	2,406

Parsley Energy, Class A (1)	5,750	175
Royal Dutch Shell, B Shares, ADR	27,800	1,529
SM Energy	2,600	64
Statoil (NOK)	43,590	768
Total (EUR)	45,275	2,259
Total, ADR	72,629	3,629
TransCanada	42,313	1,946
		21,085
Total Energy		22,337

FINANCIALS 7.2%

Banks 3.3%

Atlantic Capital Bancshares (1)	4,933	89
Australia & New Zealand Banking (AUD)	88,680	2,099
Bank of NT Butterfield & Son	4,500	147
BankUnited	13,200	523
Barclays, ADR	38,976	436
Blue Hills Bancorp	5,194	95
BNC Bancorp	6,902	248
BNP Paribas (EUR)	34,087	1,995
Bridge Bancorp	4,900	175
Capital Bank Financial, Class A	7,740	316
Chemical Financial	2,857	152
Citigroup	45,065	2,695
Citizens Financial	20,965	783
Commerzbank (EUR)	36,053	275
CU Bancorp (1)	1,467	58
Danske Bank, A Shares (DKK)	33,913	1,130
DBS Group (SGD)	108,267	1,446
DNB (NOK)	134,349	2,203
East West Bancorp	4,583	248
FB Financial (1)	3,600	114
Fifth Third Bancorp	71,959	1,975

First Hawaiian	5,285	167
First Horizon National	15,600	311
First Republic Bank	4,437	416
Guaranty Bancorp	1,800	45
Heritage Commerce	8,849	126
Home Bancshares	9,700	273
ING Groep (EUR)	147,698	2,035
Intesa Sanpaolo (EUR)	430,877	1,003
JPMorgan Chase (13)	134,023	12,145
KeyCorp	66,015	1,239
Live Oak Bancshares	2,590	60
Lloyds Banking Group (GBP)	1,589,905	1,355
National Bank of Canada (CAD)	32,500	1,387
Nordea Bank (SEK)	138,145	1,615
Pacific Continental	2,975	75
Park Sterling	12,741	151
Pinnacle Financial Partners	2,700	187
PNC Financial Services Group	16,018	2,038
Popular	5,200	229
Prosperity Bancshares	5,100	380
Seacoast Banking (1)	3,368	78
Simmons First National, Class A	1,500	86
Standard Chartered (GBP) (1)	65,550	588
Sumitomo Mitsui Trust Holdings (JPY)	31,589	1,134
Svenska Handelsbanken, A Shares (SEK)	117,439	1,631
Swedbank, A Shares (SEK)	32,278	795
Synovus Financial	6,125	259
Texas Capital Bancshares (1)	5,230	466
Towne Bank/Portsmouth VA	6,429	209
Tristate Capital Holdings (1)	2,089	49
U.S. Bancorp	51,102	2,811
United Overseas Bank (SGD)	52,500	805
Webster Financial	4,645	255
Wells Fargo	104,021	6,021

WestAmerica Bank	1,200	69
Western Alliance Bancorp (1)	9,800	506
		58,201
Capital Markets 1.8%		
Ameriprise Financial	21,703	2,854
Bank of New York Mellon	77,093	3,634
Bats Global Markets	10,810	380
BlackRock	758	294
Charles Schwab	65,825	2,660
Close Brothers Group (GBP)	10,609	199
CME Group	4,721	573
Cohen & Steers	3,700	139
E*TRADE Financial (1)	11,200	386
Financial Engines	5,600	248
GAM Holding (CHF)	43,520	481
Goldman Sachs	943	234
IHS Markit (1)	9,601	382
Intercontinental Exchange	46,850	2,676
Macquarie Group (AUD)	16,981	1,126
Morgan Stanley	187,207	8,550
S&P Global	2,600	337
State Street	48,634	3,877
TD Ameritrade Holding	65,800	2,573
		31,603
Consumer Finance 0.1%		
Credit Saison (JPY)	34,500	655
Encore Capital (1)	5,732	191
SLM Corporation (1)	26,401	317
Synchrony Financial	41,162	1,492
		2,655
Diversified Financial Services 0.1%		
Challenger (AUD)	140,608	1,232

Mitsubishi UFJ Lease & Finance (JPY)	126,300	698
		1,930
Insurance 1.8%		
AIA Group (HKD)	161,800	1,021
Allianz (EUR)	6,927	1,206
American International Group	35,797	2,288
Assured Guaranty	10,177	418
Aviva (GBP)	215,736	1,332
AXA (EUR)	93,099	2,199
Chubb	11,255	1,555
Direct Line Insurance (GBP)	248,828	1,060
Enstar (1)	900	174
Infinity Property & Casualty	3,150	297
Marsh & McLennan	46,742	3,435
MetLife	49,338	2,587
Munich Re (EUR)	6,146	1,161
Ping An Insurance, H Shares (HKD)	107,500	573
Prudential (GBP)	72,932	1,458
RLI	370	22
RSA Insurance Group (GBP)	134,016	997
Safety Insurance Group	2,000	142
Selective Insurance	9,000	399
State Auto Financial	5,000	134
Storebrand (NOK) (1)	155,183	1,048
Sun Life Financial (CAD)	33,900	1,230
Tokio Marine Holdings (JPY)	44,400	1,946
Willis Towers Watson	11,354	1,458
XL Group	80,365	3,254
		31,394
Mortgage Real Estate Investment Trust 0.0%		
Hannon Armstrong Sustainable Infrastructure	5,100	101
		101

Thrifts & Mortgage Finance 0.1%		
Beneficial Bancorp	12,085	197
Capitol Federal Financial	14,541	219
Clifton Bancorp	2,000	32
Essent (1)	2,400	84
Kearny Financial	6,000	92
Meridian Bancorp	8,687	166
PennyMac Financial Services, Class A (1)	3,100	55
Radian	13,600	253
		1,098
Total Financials		126,982
HEALTH CARE 5.8%		
Biotechnology 0.8%		
ACADIA Pharmaceuticals (1)	3,400	130
Acceleron Pharma (1)	2,900	77
Advanced Accelerator Applications, ADR (1)	1,516	58
Alexion Pharmaceuticals (1)	17,671	2,319
Alkermes (1)	3,800	215
Aquinox Pharmaceuticals (1)	1,733	30
Biogen (1)	7,414	2,140
Blueprint Medicines (1)	600	21
Celgene (1)	23,401	2,890
CSL (AUD)	6,941	627
Exelixis (1)	9,900	213
Gilead Sciences	8,557	603
Insmed (1)	6,566	105
Ionis Pharmaceuticals (1)	2,200	109
Ironwood Pharmaceuticals (1)	12,100	204
Prothena (1)	2,636	155
Radius Health (1)	3,900	164
Regeneron Pharmaceuticals (1)	110	41
SAGE Therapeutics (1)	2,200	148

Seattle Genetics (1)	2,200	144
Shire, ADR	9,612	1,737
Spark Therapeutics (1)	2,500	159
TESARO (1)	2,898	546
Ultragenyx Pharmaceutical (1)	200	17
Vertex Pharmaceuticals (1)	15,115	1,370
Xencor (1)	3,567	89
		14,311
Health Care Equipment & Supplies 1.4%		
Abbott Laboratories	38,163	1,720
Accuray (1)	5,059	26
Becton, Dickinson & Company	18,820	3,445
C. R. Bard	250	61
Danaher (1)(13)	70,211	6,007
Dentsply Sirona	800	51
Elekta, B Shares (SEK) (3)	47,146	447
Entellus Medical (1)	4,096	57
GN Store Nord (DKK)	39,092	890
Halyard Health (1)	6,400	250
Hologic (1)	39,553	1,605
Intuitive Surgical (1)	3,421	2,521
K2M Group Holdings (1)	19,036	382
Medtronic	47,811	3,868
Sonova (CHF)	2,031	267
STERIS	4,900	344
Stryker	20,160	2,592
Wright Medical (1)	12,634	352
		24,885
Health Care Providers & Services 1.3%		
Acadia Healthcare (1)	5,800	259
Aetna	37,666	4,850
Anthem	14,776	2,435
Centene (1)	7,686	542

Cigna	6,100	908
Cross Country Healthcare (1)	6,100	94
Fresenius (EUR)	27,652	2,196
HCA Holdings (1)	20,290	1,770
Henry Schein (1)	200	34
Humana	8,450	1,785
LifePoint Health (1)	2,600	167
McKesson	3,375	507
Miraca Holdings (JPY)	15,200	727
U.S. Physical Therapy	2,410	182
UnitedHealth Group	30,520	5,048
Universal American (1)	901	9
WellCare Health Plans (1)	2,430	343
		21,856
Health Care Technology 0.0%		
HMS Holdings (1)	16,900	315
		315
Life Sciences Tools & Services 0.4%		
Agilent Technologies	37,704	1,934
Bruker	8,595	208
Illumina (1)	2,017	338
Thermo Fisher Scientific	26,232	4,136
		6,616
Pharmaceuticals 1.9%		
Allergan	11,282	2,762
Astellas Pharma (JPY)	137,100	1,847
Bayer (EUR)	32,197	3,544
Bristol-Myers Squibb	32,212	1,827
Catalent (1)	6,927	199
Eli Lilly	4,210	349
GlaxoSmithKline, ADR	28,100	1,166
Johnson & Johnson	15,215	1,859

Mallinckrodt (1)	10,182	534
Medicines Company (1)	3,900	204
Merck	70,237	4,626
Mylan (1)	14,000	586
Novartis (CHF) (1)	40,780	3,184
Novo Nordisk, B Shares (DKK)	15,536	550
Pacira Pharmaceuticals (1)	5,200	227
Pfizer	126,614	4,320
Roche Holding (CHF)	11,652	2,836
Sanofi (EUR)	25,876	2,232
Therapeutics MD (1)	14,300	90
WaVe Life Sciences (1)	928	28
Zoetis	12,400	661
		33,631
Total Health Care		101,614
INDUSTRIALS & BUSINESS SERVICES 3.7%		
Aerospace & Defense 0.8%		
Boeing (13)	34,966	6,302
BWX Technologies	3,600	167
General Dynamics	472	90
Harris	10,645	1,170
Hexcel	5,800	319
Meggitt (GBP)	169,628	991
Moog, Class A (1)	3,100	209
Northrop Grumman	1,800	445
Raytheon	278	43
Rockwell Collins	13,649	1,305
Teledyne Technologies (1)	3,900	512
Textron	10,400	492
Triumph Group	6,200	172
United Technologies	12,890	1,451
		13,668

Air Freight & Logistics 0.1%		
FedEx	7,900	1,525
		1,525
Airlines 0.5%		
Alaska Air Group	22,592	2,210
American Airlines (13)	126,938	5,885
Delta Air Lines	9,000	449
United Continental (1)	16,000	1,186
		9,730
Building Products 0.2%		
AAON	4,525	152
Gibraltar Industries (1)	2,933	122
Johnson Controls International	68,355	2,867
Lennox International	1,950	321
PGT (1)	10,543	106
Quanex Building Products	7,832	153
Simpson Manufacturing	1,100	47
		3,768
Commercial Services & Supplies 0.2%		
Brinks Company	9,800	524
Healthcare Services	2,000	83
Matthews International, Class A	1,500	99
Mobile Mini	4,800	156
MSA Safety	4,700	340
Multi-Color	2,000	143
Ritchie Bros. Auctioneers	10,800	364
SP Plus (1)	2,900	93
Stericycle (1)	11,892	986
Waste Connections	4,125	360
		3,148

Construction & Engineering 0.0%		
Comfort Systems USA	2,600	99
Valmont Industries	2,045	322
		421
Electrical Equipment 0.3%		
ABB (CHF)	46,650	1,054
AZZ	5,300	311
Legrand (EUR)	17,097	965
Mitsubishi Electric (JPY)	169,200	2,480
Thermon Group Holdings (1)	2,863	58
		4,868
Industrial Conglomerates 0.7%		
CK Hutchison Holdings (HKD)	121,729	1,504
DCC (GBP)	13,428	1,144
GE	21,885	652
Honeywell International	16,390	2,041
Koninklijke Philips (EUR)	57,927	1,755
Roper Technologies	11,379	2,380
Sembcorp Industries (SGD)	103,160	235
Siemens (EUR)	16,906	2,198
		11,909
Machinery 0.4%		
Alamo	1,800	135
Albany International, Class A	2,500	113
Chart Industries (1)	7,300	260
ESCO Technologies	6,600	358
Fortive	32,150	1,853
Graco	2,500	227
Illinois Tool Works	3,912	516
John Bean Technologies	6,100	545
Luxfer Holdings, ADR	6,600	73
Manitowoc (1)	13,400	82

Mueller Water Products, Class A	17,100	212
Pentair	8,099	470
RBC Bearings (1)	3,700	345
Rev (1)	4,358	124
SMC (JPY)	2,200	623
Sun Hydraulics	3,550	131
Tennant	2,400	169
THK (JPY)	44,000	1,134
Toro	7,000	422
Wabtec	360	29
Welbilt	9,600	183
		8,004
Marine 0.1%		
Maersk, Series B (DKK)	394	641
Matson	7,500	254
		895
Professional Services 0.1%		
Equifax	1,242	163
Exponent	2,600	149
Recruit Holdings (JPY)	15,800	776
		1,088
Road & Rail 0.1%		
Canadian Pacific Railway	3,211	474
Central Japan Railway (JPY)	6,600	1,080
J.B. Hunt Transport Services	3,700	363
Knight Transportation	6,752	221
Landstar System	2,500	217
Norfolk Southern	931	113
Saia (1)	3,999	193
Union Pacific	340	37
		2,698

Trading Companies & Distributors 0.2%		
Applied Industrial Technologies	2,700	170
Mitsubishi (JPY)	46,300	1,045
Rush Enterprises, Class A (1)	4,800	166
Sumitomo (JPY)	121,600	1,634
Univar (1)	6,232	201
		3,216
Total Industrials & Business Services		64,938
INFORMATION TECHNOLOGY 6.9%		
Communications Equipment 0.2%		
ADTRAN	5,600	118
Ciena (1)	8,700	229
Cisco Systems	82,032	2,804
Finisar (1)	7,673	257
LM Ericsson, B Shares (SEK)	87,859	570
		3,978
Electronic Equipment, Instruments & Components 0.2%		
CTS	5,200	114
Hamamatsu Photonics (JPY)	15,300	451
National Instruments	7,850	253
Omron (JPY)	20,000	859
TE Connectivity	16,913	1,259
		2,936
Internet Software & Services 2.3%		
Alibaba Group Holding, ADR (1)(13)	52,598	5,412
Alphabet, Class A (1) (13)	6,406	5,413
Alphabet, Class C (1) (13)	11,481	9,451
Apptio, Class B, Acquisition Date: 3/9/12 Cost $26 (1)(2)	1,478	18
Baidu, ADR (1)	5,600	975
Facebook, Class A (1)(13)	82,884	11,234

Five9 (1)	12,600	201
GrubHub (1)	4,230	148
Kakaku.com (JPY)	26,900	389
NAVER (KRW)	623	427
Pandora Media (1)	5,500	68
Quotient Technology (1)	7,050	84
SVMK (f/k/a SurveyMonkey), Acquisition Date: 11/25/14 Cost $19 (1)(2)(4)	1,130	13
Tencent Holdings (HKD)	164,700	4,371
Tucows, Class A (1)	989	45
Twilio, Class A (1)	4,038	128
Yahoo! Japan (JPY)	208,600	969
YY, ADR (1)	10,400	461
Zillow, Class A (1)	400	13
Zillow, Class C (1)	800	27
		39,847
IT Services 1.1%		
Booz Allen Hamilton	5,900	211
CSRA	8,200	245
EPAM Systems (1)	1,200	88
Fidelity National Information	12,460	1,025
Fiserv (1)	20,900	2,412
FleetCor Technologies (1)	2,100	357
Global Payments	3,192	254
Infosys, ADR	65,700	995
MasterCard, Class A	52,700	5,821
PayPal Holdings (1)	33,567	1,410
Visa, Class A	78,419	6,896
		19,714
Semiconductor & Semiconductor Equipment 1.0%		
Analog Devices	4,486	368
Applied Materials	29,671	1,075
ASML Holding (EUR)	7,477	909

Broadcom	23,535	4,964
Cavium (1)	3,400	223
Diodes (1)	4,642	111
Inphi (1)	1,500	70
Integrated Device Technology (1)	6,200	148
KLA-Tencor	1,229	111
Lattice Semiconductor (1)	16,059	114
MACOM Technology Solutions Holdings (1)	2,300	106
Microchip Technology	3,281	238
Microsemi (1)	7,024	364
NVIDIA	2,265	230
NXP Semiconductors (1)	23,363	2,402
PDF Solutions (1)	7,300	156
Qualcomm	35,942	2,030
Rambus (1)	14,800	186
Semtech (1)	5,300	177
Taiwan Semiconductor Manufacturing (TWD)	325,719	1,995
Texas Instruments	14,202	1,088
Tokyo Electron (JPY)	11,100	1,107
		18,172
Software 1.6%		
Activision Blizzard	1,700	77
Blackbaud	1,200	86
Bottomline Technologies (1)	7,900	197
BroadSoft (1)	3,000	128
Computer Modelling (CAD)	6,000	47
Cyber-Ark Software (1)	5,030	254
Descartes Systems (1)	14,200	299
Electronic Arts (1)	9,128	790
Ellie Mae (1)	3,146	301
Guidewire Software (1)	7,000	382
Intuit	4,790	601
Microsoft (13)	210,716	13,482
Progress Software	5,200	149

Proofpoint (1)	6,900	543
Red Hat (1)	32,886	2,723
RingCentral, Class A (1)	5,600	150
Salesforce.com (1)	45,550	3,705
ServiceNow (1)	25,597	2,225
SS&C Technologies Holdings	17,700	620
Tableau Software, Class A (1)	3,600	190
Tangoe (1)	15,955	91
Workday (1)	8,724	723
Zendesk (1)	6,200	169
		27,932
Technology Hardware, Storage & Peripherals 0.5%		
Apple	46,482	6,367
Samsung Electronics (KRW)	730	1,241
Western Digital	7,970	613
		8,221
Total Information Technology		120,800
MATERIALS 1.0%		
Chemicals 0.5%		
Air Liquide (EUR)	7,141	772
Asahi Kasei (JPY)	121,000	1,179
Ashland Global Holdings	8,314	1,003
BASF (EUR)	12,595	1,172
CF Industries	38,814	1,219
Covestro (EUR)	8,385	631
Ecolab	1,400	174
EI du Pont de Nemours	20,297	1,594
Flotek Industries (1)	5,600	76
Minerals Technologies	3,200	247
PolyOne	3,900	131
Sherwin-Williams	550	170
Tosoh (JPY)	35,000	304

Umicore (EUR)	11,419	601
		9,273
Construction Materials 0.0%		
Forterra (1)	3,100	62
Martin Marietta Materials	354	76
Vulcan Materials	3,400	410
		548
Containers & Packaging 0.2%		
Ball	22,036	1,620
International Paper	30,321	1,598
		3,218
Metals & Mining 0.2%		
Antofagasta (GBP)	50,170	504
BHP Billiton Limited (GBP)	53,888	869
BHP Billiton Limited (AUD)	17,155	325
Compass Minerals	900	68
Constellium, Class A (1)	7,500	61
Franco-Nevada (CAD)	1,800	116
Haynes International	2,700	105
New Gold (CAD) (1)	16,882	49
Osisko Gold Royalties (CAD)	6,000	66
Petra Diamonds (GBP) (1)	20,715	35
Rio Tinto (AUD)	10,236	485
South32 (AUD)	365,947	697
Tahoe Resources (CAD) (3)	7,300	62
		3,442
Paper & Forest Products 0.1%		
Clearwater Paper (1)	1,423	79
Louisiana Pacific (1)	5,700	135
Stora Enso, R Shares (EUR)	73,387	787

West Fraser Timber (CAD)	1,400	58
		1,059
Total Materials		17,540

REAL ESTATE 0.8%

Equity Real Estate Investment Trusts 0.7%

Acadia Realty Trust, REIT	3,900	125
American Campus Communities, REIT	5,000	256
American Tower, REIT	33,200	3,811
CatchMark Timber Trust, Class A, REIT	6,680	72
Chesapeake Lodging Trust, REIT	4,400	106
Corporate Office Properties Trust, REIT	7,600	259
EastGroup Properties, REIT	4,200	312
Equinix, REIT	1,339	504
Equity Commonwealth, REIT (1)	7,900	247
Equity One, REIT	5,500	174
GGP, REIT	22,926	570
Great Portland Estates (GBP)	47,026	378
Outfront Media, REIT	2,670	69
Paramount, REIT	8,500	148
PS Business Parks, REIT	3,728	433
Retail Opportunity Investments, REIT	11,300	249
Scentre (AUD)	283,638	948
Unibail-Rodamco (EUR)	4,696	1,070
Urban Edge Properties, REIT	5,400	150
Urstadt Biddle Properties, Class A, REIT	4,740	106
VEREIT, REIT	147,681	1,339
Weyerhaeuser, REIT	40,785	1,375
		12,701

Real Estate Management & Development 0.1%

Alexander & Baldwin	5,500	247
Cheung Kong Property Holdings (HKD)	63,229	430
FirstService	5,100	295

Forestar Group (1)	4,200	56
Mitsui Fudosan (JPY)	28,000	633
RE/MAX Holdings, Class A	2,720	156
		1,817
Total Real Estate		14,518
TELECOMMUNICATION SERVICES 0.7%		
Diversified Telecommunication Services 0.5%		
KT (KRW)	24,600	743
Nippon Telegraph & Telephone (JPY)	66,000	2,792
Tele Danmark (DKK) (1)	194,508	1,045
Telecom Italia (EUR)	720,938	478
Telefonica (EUR)	93,014	947
Telefonica Deutschland Holding (EUR)	302,054	1,324
Telstra (AUD)	86,619	320
Verizon Communications	26,358	1,308
		8,957
Wireless Telecommunication Services 0.2%		
America Movil, ADR	41,500	527
Softbank (JPY)	11,200	836
Vodafone, ADR	73,261	1,862
		3,225
Total Telecommunication Services		12,182
UTILITIES 1.4%		
Electric Utilities 0.9%		
American Electric Power	38,236	2,561
Eversource Energy	12,781	750
Exelon	79,891	2,933
Great Plains Energy	36,237	1,053
NextEra Energy	17,544	2,298
PG&E	62,491	4,171

UTILITIES 0.1%		
Electric Utilities 0.1%		
NextEra Energy	15,900	821
Total Utilities		821
Total Convertible Preferred Stocks (Cost $1,195)		1,257
CORPORATE BONDS 7.3%		
21st Century Fox America, 4.75%, 9/15/44	895,000	909
Abbott Laboratories, 2.90%, 11/30/21	590,000	591
Abbott Laboratories, 3.75%, 11/30/26	1,040,000	1,039
AbbVie, 4.45%, 5/14/46	745,000	719
Aercap Ireland Capital, 3.50%, 5/26/22	220,000	224
Aercap Ireland Capital, 3.95%, 2/1/22	450,000	466
Aercap Ireland Capital, 4.625%, 7/1/22	300,000	321
Aetna, 3.20%, 6/15/26	610,000	616
Agilent Technologies, 3.20%, 10/1/22	95,000	96
Agilent Technologies, 3.875%, 7/15/23	100,000	104
Alexandria Real Estate Equities, 3.95%, 1/15/28	155,000	156
Alibaba Group Holding, 3.60%, 11/28/24	2,115,000	2,145
American Airlines, Pass-Through Trust, Series 2017-1, Class B 4.95%, 8/15/26	290,000	297
American Airlines, Pass-Through Trust, Series 2013-1, Class A 4.00%, 1/15/27	321,994	334
American Airlines, Pass-Through Trust, Series 2013-2 4.95%, 7/15/24	338,724	361
American Airlines, Pass-Through Trust, Series 2014-1 Class B, 4.375%, 4/1/24	57,495	57
American Airlines, Pass-Through Trust, Series 2015-1 Class B 3.70%, 11/1/24	132,910	130
American Airlines, Pass-Through Trust, Series 2016-1, Class AA 3.575%, 7/15/29	277,792	279

Anheuser-Busch InBev Finance, 4.90%, 2/1/46	1,115,000	1,225
Anthem, 3.50%, 8/15/24	860,000	863
Anthem, 4.65%, 1/15/43	265,000	274
Apple, 3.00%, 2/9/24	450,000	454
Apple, 4.25%, 2/9/47	135,000	138
APT Pipelines, 3.875%, 10/11/22 (6)	300,000	305
Arconic, 5.87%, 2/23/22	610,000	660
Arconic, 6.15%, 8/15/20	750,000	823
Arrow Electronics, 3.50%, 4/1/22	260,000	262
Avnet Electronic, 4.625%, 4/15/26	720,000	730
Banco Santander Chile, 3.875%, 9/20/22 (6)	305,000	316
Bank of America, 3.248%, 10/21/27	1,555,000	1,491
Bank of America, 3.30%, 1/11/23	1,445,000	1,454
Bank of America, VR, 3.824%, 1/20/28	845,000	847
Barclays, 5.20%, 5/12/26	1,505,000	1,557
Barclays Bank, 5.14%, 10/14/20	1,035,000	1,102
BBVA Bancomer, 4.375%, 4/10/24 (6)	740,000	758
Biogen Idec, 4.05%, 9/15/25	675,000	699
Boardwalk Pipelines, 4.45%, 7/15/27	175,000	179
Boardwalk Pipelines, 5.95%, 6/1/26	40,000	45
Boston Properties, 2.75%, 10/1/26	565,000	525
Boston Properties, 3.65%, 2/1/26	340,000	341
BPCE, 4.50%, 3/15/25 (6)	800,000	783
Brambles USA, 4.125%, 10/23/25 (6)	215,000	223
British Sky Broadcasting Group, 3.75%, 9/16/24 (6)	220,000	222
Brixmor Operating Partnership, 3.85%, 2/1/25	625,000	624
Brixmor Operating Partnership, 3.875%, 8/15/22	580,000	595
Broadcom, 3.625%, 1/15/24 (6)	770,000	778
Broadcom, 3.875%, 1/15/27 (6)	605,000	610
Catholic Health Initiatives, 2.95%, 11/1/22	280,000	272

CC Holdings, 3.849%, 4/15/23	945,000	969
Celgene, 3.875%, 8/15/25	795,000	813
Charter Communications Operating, 4.908%, 7/23/25	770,000	813
Charter Communications Operating, 6.384%, 10/23/35	115,000	131
Charter Communications Operating, 6.484%, 10/23/45	1,335,000	1,549
CHUBB INA Holdings, 4.35%, 11/3/45	300,000	321
Citigroup, 3.20%, 10/21/26	1,520,000	1,462
Citigroup, VR, 3.887%, 1/10/28	1,045,000	1,051
CNA Financial, 3.95%, 5/15/24	425,000	437
CNA Financial, 5.875%, 8/15/20	685,000	763
Constellation Energy, 5.15%, 12/1/20	330,000	357
Continental Airlines, Series 2012-1, 4.15%, 10/11/25	161,408	167
Crown Castle International, 5.25%, 1/15/23	255,000	279
Crown Castle Towers, 3.222%, 5/15/42 (6)	65,000	66
Crown Castle Towers, 3.663%, 5/15/45 (6)	695,000	701
Crown Castle Towers, 6.113%, 1/15/40 (6)	580,000	631
CVS Caremark, 3.50%, 7/20/22	850,000	875
DDR, 4.25%, 2/1/26	595,000	599
Delta Air Lines, 7.75%, 6/17/21	38,336	42
Delta Air Lines, ETC, 4.95%, 5/23/19	35,742	37
Delta Air Lines, Series 2011-1, 5.30%, 10/15/20	31,214	33
Delta Airlines, ETC, 3.625%, 1/30/29	323,045	328
Discover Bank, 3.10%, 6/4/20	610,000	622
Discover Financial Services, 3.75%, 3/4/25	365,000	361
Discover Financial Services, 4.10%, 2/9/27	675,000	679
Duke Energy, 2.65%, 9/1/26	350,000	328
Duke Energy, 3.75%, 9/1/46	290,000	267
EADS Finance, 2.70%, 4/17/23 (6)	700,000	695
Ecolab, 2.70%, 11/1/26	235,000	226
Enbridge, 5.50%, 12/1/46	255,000	277

Enbridge, 6.00%, 1/15/77	355,000	363
Enbridge Energy Partners, 5.875%, 10/15/25	25,000	28
EnLink Midstream Partners, 4.85%, 7/15/26	360,000	377
Enterprise Products Operations, 3.95%, 2/15/27	230,000	237
ERAC USA Finance, 3.80%, 11/1/25 (6)	425,000	430
Essex Portfolio, 3.375%, 4/15/26	375,000	368
Exelon Generation, 2.95%, 1/15/20	360,000	364
Expedia, 5.00%, 2/15/26	1,070,000	1,127
Express Scripts Holding, 4.50%, 2/25/26	1,820,000	1,888
Express Scripts Holding, 4.80%, 7/15/46	360,000	349
FirstEnergy, 7.375%, 11/15/31	250,000	329
FirstEnergy Transmission, 4.35%, 1/15/25 (6)	560,000	581
GATX, 2.50%, 3/15/19	425,000	428
GATX, 2.50%, 7/30/19	305,000	306
GATX, 3.25%, 3/30/25	245,000	238
GATX, 4.85%, 6/1/21	270,000	291
Goldman Sachs, 3.00%, 4/26/22	1,010,000	1,008
Goldman Sachs, 3.50%, 11/16/26	750,000	737
Goldman Sachs, 5.75%, 1/24/22	1,500,000	1,690
Goldman Sachs, 6.75%, 10/1/37	525,000	658
Grain Spectrum Funding, 4.00%, 10/10/18 (6)	515,000	514
GTP Acquisition Partners, 2.50%, 6/15/45 (6)	755,000	749
Harris, 2.70%, 4/27/20	105,000	106
Harris, 3.832%, 4/27/25	145,000	149
Harris, 4.854%, 4/27/35	815,000	879
Harvard University, 3.619%, 10/1/37	180,000	180
Heathrow Funding, 4.875%, 7/15/23 (6)	570,000	612
Hess, 4.30%, 4/1/27	565,000	563
Hess, 5.80%, 4/1/47	170,000	181
Holcim, 5.15%, 9/12/23 (6)	310,000	342

Holcim, 6.00%, 12/30/19 (6)	235,000	257
HPHT Finance 15, 2.25%, 3/17/18 (6)	625,000	625
HSBC Holdings, 2.65%, 1/5/22	365,000	359
HSBC Holdings, 2.95%, 5/25/21	575,000	577
HSBC Holdings, VR, 6.375%, 12/29/49	640,000	656
Humana, 3.85%, 10/1/24	570,000	583
Humana, 4.95%, 10/1/44	625,000	667
Imperial Tobacco Finance, 2.95%, 7/21/20 (6)	835,000	843
Imperial Tobacco Finance, 4.25%, 7/21/25 (6)	625,000	649
ING Bank, VR, 4.125%, 11/21/23	825,000	839
International Paper, 4.40%, 8/15/47	865,000	838
Interpublic Group of Companies, 3.75%, 2/15/23	175,000	178
Interpublic Group of Companies, 4.00%, 3/15/22	420,000	436
Interpublic Group of Companies, 4.20%, 4/15/24	385,000	399
JPMorgan Chase,VR 2.273%, 10/24/23	2,170,000	2,219
JPMorgan Chase, 2.95%, 10/1/26	825,000	786
JPMorgan Chase, 3.30%, 4/1/26	320,000	316
JPMorgan Chase, 3.875%, 9/10/24	680,000	692
JPMorgan Chase, 3.90%, 7/15/25	190,000	197
Kaiser Permanente, 3.50%, 4/1/22	215,000	223
Keycorp, 2.90%, 9/15/20	820,000	835
Kimco Realty, 2.80%, 10/1/26	485,000	454
Kimco Realty, 3.40%, 11/1/22	115,000	117
Kinder Morgan, 5.05%, 2/15/46	185,000	184
Kinder Morgan, 5.55%, 6/1/45	845,000	892
Kinder Morgan Energy Partners, 5.95%, 2/15/18	150,000	156
Kinder Morgan Finance, 6.00%, 1/15/18 (6)	365,000	379
Liberty Mutual Group, 4.85%, 8/1/44 (6)	780,000	797
Life Technologies, 6.00%, 3/1/20	345,000	379
Lockheed Martin, 3.55%, 1/15/26	585,000	598

Lockheed Martin, 3.60%, 3/1/35	170,000	164
Marsh and McLennan Companies, 4.35%, 1/30/47	175,000	179
Martin Marietta Materials, 4.25%, 7/2/24	640,000	665
Massachusetts Institute of Technology, 3.959%, 7/1/38	285,000	303
Mead Johnson Nutrition, 4.125%, 11/15/25	425,000	448
Microsoft, 4.10%, 2/6/37	665,000	689
Morgan Stanley, 3.125%, 7/27/26	205,000	195
Morgan Stanley, 3.70%, 10/23/24	1,280,000	1,307
Morgan Stanley, 3.75%, 2/25/23	2,255,000	2,325
MPT Operating Partnership, 5.25%, 8/1/26	125,000	126
Nationwide Building Society, 3.90%, 7/21/25 (6)	1,095,000	1,127
Nationwide Building Society, 4.00%, 9/14/26 (6)	260,000	251
O'Reilly Automotive, 3.80%, 9/1/22	330,000	342
O'Reilly Automotive, 4.625%, 9/15/21	65,000	70
O'Reilly Automotive, 4.875%, 1/14/21	260,000	280
Omnicom Group, 3.65%, 11/1/24	860,000	877
Origin Energy Finance, 3.50%, 10/9/18 (6)	1,000,000	1,012
Perrigo, 2.30%, 11/8/18	675,000	676
Priceline Group, 3.60%, 6/1/26	600,000	602
Priceline Group, 3.65%, 3/15/25	565,000	570
Principal Financial Group, VR, 4.70%, 5/15/55	605,000	615
QVC, 3.125%, 4/1/19	1,230,000	1,246
QVC, 4.85%, 4/1/24	85,000	87
QVC, 5.125%, 7/2/22	160,000	169
Regency Centers, 3.60%, 2/1/27	275,000	275
Reinsurance Group of America, 5.00%, 6/1/21	390,000	426
Reynolds American, 4.45%, 6/12/25	525,000	554
Reynolds American, 5.85%, 8/15/45	265,000	315
Royal Bank of Scotland, 3.875%, 9/12/23	480,000	472
Royal Bank of Scotland, 4.80%, 4/5/26	1,625,000	1,666

Sabine Pass Liquefaction, 4.20%, 3/15/28 (6)	445,000	445
Sabine Pass Liquefaction, 5.00%, 3/15/27 (6)	1,015,000	1,076
Sabine Pass Liquefaction, 5.75%, 5/15/24	241,000	268
Sabine Pass Liquefaction, 5.875%, 6/30/26 (6)	540,000	604
Sabine Pass Liquefaction, VR, 5.625%, 4/15/23	175,000	192
Santander U.K., 2.875%, 8/5/21	860,000	850
SBA Tower Trust, 2.898%, 10/15/44 (6)	370,000	372
SBA Tower Trust, 2.933%, 12/9/42 (6)	150,000	150
SBA Tower Trust, 3.156%, 10/15/45 (6)	970,000	975
SBA Tower Trust, 3.869%, 10/15/49 (6)	645,000	641
Schlumberger Holdings, 3.00%, 12/21/20 (6)	490,000	500
Schlumberger Holdings, 4.00%, 12/21/25 (6)	925,000	974
Sempra Energy, 2.85%, 11/15/20	300,000	305
Shell International Finance, 3.25%, 5/11/25	1,685,000	1,696
Shire Acquisitions Investments Ireland, 2.40%, 9/23/21	120,000	117
Shire Acquisitions Investments Ireland, 2.875%, 9/23/23	575,000	556
Shire Acquisitions Investments Ireland, 3.20%, 9/23/26	585,000	550
Simon Property Group, 2.50%, 9/1/20	735,000	741
Sirius XM Radio, 5.25%, 8/15/22 (6)	1,055,000	1,095
Solvay Finance, 4.45%, 12/3/25 (6)	535,000	563
Southern Company, 2.95%, 7/1/23	875,000	860
Spectra Energy Capital, 3.30%, 3/15/23	455,000	449
Spectra Energy Partners, 3.375%, 10/15/26	270,000	260
Spectra Energy Partners, 4.50%, 3/15/45	90,000	87
Tencent Holdings, 2.875%, 2/11/20 (6)	340,000	343
Tencent Holdings, 3.80%, 2/11/25	1,010,000	1,039
Teva Pharmaceutical Finance III, 2.80%, 7/21/23	995,000	943
Teva Pharmaceutical Finance III, 3.15%, 10/1/26	855,000	791
Thomson Reuters, 3.35%, 5/15/26	135,000	133
Time Warner Cable, 6.55%, 5/1/37	275,000	317

Time Warner Cable, 6.75%, 6/15/39	510,000	604
Toronto-Dominion Bank, VR, 3.625%, 9/15/31	135,000	134
TransCanada Pipelines, 4.875%, 1/15/26	765,000	861
Transurban Finance, 3.375%, 3/22/27 (6)	145,000	140
Transurban Finance, 4.125%, 2/2/26 (6)	120,000	123
Trinity Acquisition, 3.50%, 9/15/21	155,000	156
U.S. Airways, 3.95%, 5/15/27	260,112	267
U.S. Airways, 4.625%, 12/3/26	814,270	861
UBS Group Funding, 4.125%, 9/24/25 (6)	1,060,000	1,078
Unum Group, 3.00%, 5/15/21	240,000	241
Unum Group, 5.625%, 9/15/20	361,000	393
VEREIT Operating Partnership, 4.60%, 2/6/24	615,000	633
Verizon Communications, 4.862%, 8/21/46	365,000	358
Verizon Communications, 5.15%, 9/15/23	1,080,000	1,189
Verizon Communications, 6.40%, 9/15/33	1,465,000	1,753
Visa, 4.30%, 12/14/45	760,000	816
Votorantim Cimentos, 7.25%, 4/5/41 (6)	250,000	255
WEA Finance, 3.25%, 10/5/20 (6)	835,000	850
Wells Fargo, 3.069%, 1/24/23	1,345,000	1,353
Western Gas Partners, 4.00%, 7/1/22	650,000	671
Williams Partners, 4.00%, 9/15/25	235,000	238
Williams Partners, 4.50%, 11/15/23	125,000	131
Woodside Petroleum, 3.65%, 3/5/25 (6)	520,000	515
Woodside Petroleum, 3.70%, 9/15/26 (6)	438,000	432
WPP Finance 2010, 3.625%, 9/7/22	305,000	313
WPP Finance 2010, 3.75%, 9/19/24	670,000	679
WPP Finance 2010, 4.75%, 11/21/21	440,000	475
Total Corporate Bonds (Cost $126,528)		128,524

ASSET-BACKED SECURITIES 2.5%		
Ally Auto Receivables Trust Series 2014-1, Class C 2.04%, 12/15/19	115,000	116
Ally Auto Receivables Trust Series 2014-1, Class D 2.48%, 2/15/21	115,000	115
Ally Auto Receivables Trust Series 2015-2, Class D 3.01%, 3/15/22 (6)	65,000	66
Ally Auto Receivables Trust Series 2016-1, Class C 2.29%, 6/15/21	175,000	176
Ally Master Owner Trust Series 2012-5, Class A 1.54%, 9/15/19	505,000	506
Ally Master Owner Trust Series 2015-3, Class A 1.63%, 5/15/20	1,095,000	1,095
American Express Credit Account Master Trust Series 2013-1, Class A, VR 1.19%, 2/16/21	325,000	326
AmeriCredit Automobile Receivables Trust Series 2013-2, Class D 2.42%, 5/8/19	360,000	362
AmeriCredit Automobile Receivables Trust Series 2015-1, Class A3 1.26%, 11/8/19	329,482	329
AmeriCredit Automobile Receivables Trust Series 2015-3, Class B 2.08%, 9/8/20	360,000	360
AmeriCredit Automobile Receivables Trust Series 2015-4, Class C 2.88%, 7/8/21	160,000	161
AmeriCredit Automobile Receivables Trust Series 2016-1, Class A3 1.81%, 10/8/20	145,000	145

AmeriCredit Automobile Receivables Trust Series 2016-2, Class C 2.87%, 11/8/21	95,000	96
AmeriCredit Automobile Receivables Trust Series 2017-1, Class C 2.71%, 8/18/22	70,000	70
Ascentium Equipment Receivables Series 2015-1A, Class A3 1.61%, 10/13/20 (6)	60,359	60
Avis Budget Rental Car Funding Series 2013-1A, Class A 1.92%, 9/20/19 (6)	500,000	500
Avis Budget Rental Car Funding Series 2013-2A, Class A 2.97%, 2/20/20 (6)	285,000	289
Avis Budget Rental Car Funding Series 2014-1A, Class A 2.46%, 7/20/20 (6)	420,000	422
Avis Budget Rental Car Funding Series 2014-2A, Class A 2.50%, 2/20/21 (6)	215,000	215
Avis Budget Rental Car Funding AESOP Series 2015-1A, Class A 2.50%, 7/20/21 (6)	735,000	736
Barclay's Dryrock Issuance Trust Series 2015-2, Class A 1.56%, 3/15/21	1,105,000	1,104
Barclays Drydock issuance Trust Series 2014-3, Class A 2.41%, 7/15/22	425,000	429
Barclays Dryrock Issuance Trust Series 2015-1, Class A 2.20%, 12/15/22	115,000	115
Cabela's Credit Card Master Trust Series 2012-2A, Class A1 1.45%, 6/15/20 (6)	605,000	605
Capital Auto Receivables Asset Trust Series 2014-1, Class C 2.84%, 4/22/19	80,000	81

Capital Auto Receivables Asset Trust Series 2014-1, Class D 3.39%, 7/22/19	425,000	431
Capital Auto Receivables Asset Trust Series 2014-2, Class A4 1.62%, 10/22/18	645,484	646
Capital Auto Receivables Asset Trust Series 2015-2, Class A3 1.73%, 9/20/19	320,000	321
Capital Auto Receivables Asset Trust Series 2015-3, Class A2 1.72%, 1/22/19	700,000	701
Capital Auto Receivables Asset Trust Series 2015-4, Class A4 2.01%, 7/20/20	75,000	75
CarMax Auto Owner Trust Series 2013-3, Class A4 1.49%, 1/15/19	635,884	636
CarMax Auto Owner Trust Series 2013-3, Class B 1.91%, 3/15/19	465,000	466
CarMax Auto Owner Trust Series 2014-1, Class B 1.69%, 8/15/19	65,000	65
CarMax Auto Owner Trust Series 2014-1, Class C 1.93%, 11/15/19	90,000	90
CarMax Auto Owner Trust Series 2016-1, Class A4 1.88%, 6/15/21	710,000	707
CarMax Auto Owner Trust Series 2016-2, Class B 2.16%, 12/15/21	80,000	79
CarMax Auto Owner Trust Series 2016-4, Class A3 1.40%, 8/15/21	680,000	674
CCG Receivables Trust Series 2014-1, Class A2 1.06%, 11/15/21 (6)	73,603	74

CCG Receivables Trust Series 2016-1, Class A2 1.69%, 9/14/22 (6)	375,000	374
Chase Issuance Trust Series 2014-A5, Class A5, VR 1.14%, 4/15/21	540,000	542
Chase Issuance Trust Series 2015-A2, Class A 1.59%, 2/18/20	475,000	476
Chrysler Capital Auto Receivables Trust Series 2016-BA, Class A2 1.36%, 1/15/20 (6)	215,000	215
Chrysler Capital Auto Receivables Trust Series 2016-BA, Class A3 1.64%, 7/15/21 (6)	200,000	199
Citibank Credit Card Issuance Trust Series 2013-A2, Class A2 1.059%, 5/26/20	510,000	511
Citibank Credit Card Issuance Trust Series 2016-A1, Class A1 1.75%, 11/19/21	625,000	624
DB Master Finance Series 2015-1A, Class A2I 3.262%, 2/20/45 (6)	279,300	281
Diamond Resorts Owner Trust Series 2014-1, Class A 2.54%, 5/20/27 (6)	142,412	141
Diamond Resorts Owner Trust Series 2015-1, Class A 2.73%, 7/20/27 (6)	142,433	142
Diamond Resorts Owner Trust Series 2015-2, Class A 2.99%, 5/22/28 (6)	141,502	141
Discover Card Master Trust I Series 2016-A3, Class A3 1.85%, 10/16/23	265,000	262
Dominos Pizza Master Issuer Series 2012-1A, Class A2 5.216%, 1/25/42 (6)	624,173	634

Elara HGV Timeshare Issuer Series 2014-A, Class A 2.53%, 2/25/27 (6)	155,407	155
Enterprise Fleet Financing Series 2015-1, Class A2 1.30%, 9/20/20 (6)	506,540	506
Enterprise Fleet Financing Series 2016-1, Class A3 2.08%, 9/20/21 (6)	550,000	548
Enterprise Fleet Financing Series 2016-2, Class A2 1.74%, 2/22/22 (6)	385,000	384
Enterprise Fleet Financing Series 2017-1, Class A2 2.13%, 7/20/22 (6)	200,000	200
Ford Credit Auto Owner Trust Series 2013-C, Class D 2.50%, 1/15/20	490,000	492
Ford Credit Auto Owner Trust Series 2014-C, Class A4 1.56%, 2/15/20	180,000	180
Ford Credit Auto Owner Trust Series 2014-REV1, Class A 2.26%, 11/15/25 (6)	1,095,000	1,104
Ford Credit Auto Owner Trust Series 2016-2, Class A 2.03%, 12/15/27 (6)	490,000	483
Ford Credit Auto Owner Trust Series 2016-A, Class A4 1.60%, 6/15/21	425,000	424
Ford Credit Auto Owner Trust Series 2016-C, Class A4 1.40%, 2/15/22	640,000	631
Ford Credit Floorplan Master Owner Trust Series 2014-4, Class B 1.65%, 8/15/19	160,000	160
GE Capital Credit Card Master Note Trust Series 2012-2, Class A 2.22%, 1/15/22	535,000	539

GE Capital Credit Card Master Note Trust Series 2012-6, Class B 1.83%, 8/17/20	595,000	596
GM Financial Auto Lease Series 2016-2, Class B 2.08%, 3/20/20	350,000	347
GM Financial Auto Lease Series 2016-2, Class C 2.58%, 3/20/20	215,000	215
GMF Floorplan Owner Revolving Trust Series 2016-1, Class A1 1.96%, 5/17/21 (6)	415,000	415
GMF Floorplan Owner Revolving Trust Series 2016-1, Class B 2.41%, 5/17/21 (6)	130,000	130
GMF Floorplan Owner Revolving Trust Series 2016-1, Class C 2.85%, 5/17/21 (6)	100,000	100
GMF Floorplan Owner Revolving Trust Series 2017-1, Class A1 2.22%, 1/18/22 (6)	480,000	479
GMF Floorplan Owner Revolving Trust Series 2017-1, Class B 2.58%, 1/18/22 (6)	295,000	295
Great American Leasing Receivables Series 2017-1, Class A2 1.72%, 4/22/19 (6)	100,000	100
Great American Leasing Receivables Series 2017-1, Class A3 2.06%, 6/22/20 (6)	100,000	100
Hilton Grand Vacation Trust Series 2014-AA, Class A 1.77%, 11/25/26 (6)	226,625	224
Hilton Grand Vacation Trust Series 2017-AA, Class A 2.66%, 12/26/28 (6)	135,000	135
HOA Funding Series 2014-1A, Class A2 4.846%, 8/20/44 (6)	584,250	519

Holmes Master Issuer Series 2012-3A, Class B1, CMO, VR 3.223%, 10/15/54 (6)	295,000	297
Huntington Auto Trust Series 2016-1, Class A4 1.93%, 4/15/22	400,000	398
Hyundai Auto Lease Securitization Trust Series 2016-B, Class A3 1.52%, 10/15/19 (6)	185,000	185
Hyundai Auto Lease Securitization Trust Series 2016-B, Class A4 1.68%, 4/15/20 (6)	100,000	100
Hyundai Auto Lease Securitization Trust Series 2016-C, Class A3 1.49%, 2/18/20 (6)	585,000	583
Hyundai Auto Lease Securitization Trust Series 2017-A, Class A3 1.88%, 8/17/20 (6)	370,000	371
Kubota Credit Owner Trust Series 2014-1A, Class A4 1.67%, 7/15/20 (6)	465,000	466
Kubota Credit Owner Trust Series 2016-1A, Class A3 1.50%, 7/15/20 (6)	145,000	144
Marriott Vacation Club Owner Trust Series 2013-1A, Class A 2.15%, 4/22/30 (6)	37,866	37
Marriott Vacation Club Owner Trust Series 2014-1A, Class A 2.25%, 9/22/31 (6)	67,972	67
Mercedes-Benz Auto Lease Trust Series 2016-B, Class A3 1.35%, 8/15/19	270,000	269
MMAF Equipment Finance Series 2014-AA, Class A4 1.59%, 2/8/22 (6)	390,000	388
MMAF Equipment Finance Series 2015-AA, Class A4 1.93%, 7/16/21 (6)	315,000	315

MMAF Equipment Finance Series 2016-AA, Class A4 1.76%, 1/17/23 (6)	465,000	459
Nissan Auto Lease Trust Series 2015-B, Class A3 1.54%, 4/16/18	375,000	375
Nissan Auto Receivables Owner Trust Series 2015-B, Class A4 1.79%, 1/17/22	220,000	220
Nissan Auto Receivables Owner Trust Series 2016-A, Class A4 1.59%, 7/15/22	185,000	183
Nissan Auto Receivables Owner Trust Series 2016-C, Class A3 1.18%, 1/15/21	235,000	233
Santander Drive Auto Receivables Trust Series 2017-1, Class A2 1.49%, 2/18/20	215,000	215
Santander Drive Auto Receivables Trust Series 2017-1, Class B 2.10%, 6/15/21	80,000	80
Santander Drive Auto Receivables Trust Series 2017-1, Class C 2.58%, 5/16/22	95,000	95
Sierra Receivables Funding Series 2014-2A, Class A 2.05%, 6/20/31 (6)	115,626	115
Sierra Receivables Funding Series 2015-1A, Class A 2.40%, 3/22/32 (6)	368,892	367
Sierra Receivables Funding Series 2015-2A, Class A 2.43%, 6/20/32 (6)	193,876	194
Sierra Receivables Funding Series 2015-3A, Class A 2.58%, 9/20/32 (6)	97,934	98
SLM Student Loan Trust Series 2008-4, Class A4, VR 2.688%, 7/25/22	90,485	93

SLM Student Loan Trust Series 2008-5, Class A4, VR 2.738%, 7/25/23	626,140	642
SLM Student Loan Trust Series 2008-9, Class A, VR 2.538%, 4/25/23	625,615	636
SMART Trust Australia Series 2013-2US, Class A4A 1.18%, 2/14/19	112,130	112
Smart Trust Australia Series 2015-1US, Class A3A 1.50%, 9/14/18	177,993	178
Smart Trust Australia Series 2016-2US, Class A3A 1.71%, 3/15/21	670,000	664
SMART Trust/Australia Series 2014-1US, Class A4A 1.68%, 12/14/19	354,946	354
SMB Private Education Loan Trust Series 2015-A, Class A2A 2.49%, 6/15/27 (6)	360,000	358
SMB Private Education Loan Trust Series 2015-B, Class B1 2.98%, 7/15/27 (6)	415,000	420
SMB Private Education Loan Trust Series 2015-C, Class A2A 2.75%, 7/15/27 (6)	470,000	474
SMB Private Education Loan Trust Series 2016-A, Class A2A 2.70%, 5/15/31 (6)	180,000	179
SMB Private Education Loan Trust Series 2016-B, Class A2A 2.43%, 2/17/32 (6)	440,000	435
Springleaf Funding Trust Series 2016-AA, Class A 2.90%, 11/15/29 (6)	280,000	281
SunTrust Auto Receivables Trust Series 2015-1A, Class A3 1.42%, 9/16/19 (6)	982,792	983

Synchrony Credit Card Master Note Trust Series 2013-1, Class B 1.69%, 3/15/21	830,000	829
Synchrony Credit Card Master Note Trust Series 2014-1, Class B 1.81%, 11/15/20	590,000	591
Synchrony Credit Card Master Note Trust Series 2014-1, Class C 1.91%, 11/15/20	285,000	285
Synchrony Credit Card Master Note Trust Series 2015-1, Class B 2.64%, 3/15/23	475,000	477
Toyota Auto Receivables Owner Trust Series 2015-C, Class A4 1.69%, 12/15/20	565,000	566
Toyota Auto Receivables Owner Trust Series 2016-C, Class A3 1.14%, 8/17/20	210,000	208
Utility Debt Securitization Authority Series 2013-T, Class T1 2.042%, 6/15/21	240,000	241
Verizon Owner Trust Series 2016-2A, Class A 1.68%, 5/20/21 (6)	470,000	467
Volvo Financial Equipment Series 2016-1A, Class A3 1.67%, 2/18/20 (6)	325,000	325
Wendy's Funding Series 2015-1A, Class A2I 3.371%, 6/15/45 (6)	602,375	604
Wheels SPV Series 2015-1A, Class A2 1.27%, 4/22/24 (6)	214,827	215
World Omni Auto Lease Securitization Series 2014-A, Class B 1.65%, 4/15/20	365,000	365
Total Asset-Backed Securities (Cost $44,780)		44,683

NON-U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES 1.9%

Banc of America Commercial Mortgage Series 2006-3, Class AM, ARM 5.939%, 7/10/44	301,398	216
Banc of America Commercial Mortgage Series 2007-4, Class AM, ARM 5.961%, 2/10/51	330,000	334
Banc of America Commercial Mortgage Series 2007-5, Class A4 5.492%, 2/10/51	569,981	574
Banc of America Mortgage Securities Series 2004-D, Class 2A2, CMO, ARM 3.245%, 5/25/34	9,089	9
Banc of America Mortgage Securities Series 2004-H, Class 2A2, ARM 3.196%, 9/25/34	16,203	16
Banc of America Mortgage Securities Series 2004-I, Class 3A2, CMO, ARM 3.264%, 10/25/34	5,145	5
Banc of America Mortgage Securities Series 2005-J, Class 2A1, CMO, ARM 3.426%, 11/25/35	83,345	77
Banc of America Mortgage Securities Series 2005-J, Class 3A1, CMO, ARM 3.65%, 11/25/35	24,518	24
Bank of America Mortgage Securities Series 2004-A, Class 2A2, CMO, ARM 3.593%, 2/25/34	19,520	19
Chase Funding Mortgage Loan Series 2002-2, Class 1M1 5.599%, 9/25/31	440	—
Citigroup Commercial Mortgage Trust Series 2014-GC21, Class AS 4.026%, 5/10/47	375,000	388
Citigroup Commercial Mortgage Trust Series 2015-GC27, Class AS 3.571%, 2/10/48	135,000	135

Citigroup Commercial Mortgage Trust Series 2015-GC29, Class A4 3.192%, 4/10/48	665,000	667
Citigroup Commercial Mortgage Trust Series 2015-GC35, Class A4 3.818%, 11/10/48	515,000	539
Citigroup Commercial Mortgage Trust Series 2015-P1, Class A2 3.039%, 9/15/48	885,000	908
Citigroup Commercial Mortgage Trust Series 2016-GC36, Class A5 3.616%, 2/10/49	145,000	149
Commercial Mortgage PTC Series 2008-LS1, Class A4B, ARM 6.101%, 12/10/49	117,213	119
Commercial Mortgage PTC Series 2013-CR12, Class A4 4.046%, 10/10/46	595,000	634
Commercial Mortgage PTC Series 2014-TSC, Class A, ARM 1.621%, 2/13/32 (6)	250,000	250
Commercial Mortgage PTC Series 2015-CR24, Class A5 3.696%, 8/10/48	1,005,000	1,042
Commercial Mortgage PTC Series 2015-CR25, Class A4 3.759%, 8/10/48	75,000	78
Commercial Mortgage PTC Series 2015-CR26, Class A4 3.63%, 10/10/48	145,000	149
Commercial Mortgage PTC Series 2015-LC21, Class B 4.312%, 7/10/48	435,000	434
Commercial Mortgage PTC Series 2015-LC23, Class A4 3.774%, 10/10/48	410,000	427
Commercial Mortgage PTC Series 2015-PC1, Class AM 4.29%, 7/10/50	130,000	136

Commercial Mortgage PTC Series 2015-PC1, Class B, ARM 4.442%, 7/10/50	220,000	220
Commercial Mortgage PTC Series 2016-CR28, Class A4 3.762%, 2/10/49	130,000	135
Commercial Mortgage PTC Series 2016-CR28, Class AHR 3.651%, 2/10/49	313,841	316
Commercial Mortgage PTC Series 2016-DC2, Class A5 3.765%, 2/10/49	410,000	426
Connecticut Avenue Securities Series 2014-C04, Class 1M1 2.728%, 11/25/24	44,428	45
Connecticut Avenue Securities Series 2016-C02, Class 1M1, CMO, ARM 2.928%, 9/25/28	363,320	368
Connecticut Avenue Securities Series 2016-C06, Class 1M1 2.078%, 4/25/29	156,936	158
Connecticut Avenue Securities Series 2017-C01, Class 1M1, CMO, ARM 2.078%, 7/25/29	512,233	514
Countrywide Home Equity Loan Trust Series 2004-BC1, Class M2, ARM 2.383%, 1/25/34	28,863	28
Credit Suisse Mortgage Trust Series 2015-GLPB, Class A 3.639%, 11/15/34 (6)	1,065,000	1,117
Credit Suisse Mortgage Trust Series 2015-GLPB, Class B, ARM 3.811%, 11/15/34 (6)	450,000	471
CSAIL Commercial Mortgage Trust Series 2015-C3, Class A4 3.718%, 8/15/48	235,000	244
CSAIL Commercial Mortgage Trust Series 2015-C4, Class A4 3.808%, 11/15/48	70,000	73

CSAIL Commercial Mortgage Trust Series 2016-C6, Class A5 3.09%, 1/15/49	345,000	342
DSLA Mortgage Loan Trust Series 2004-AR1, Class A1A, CMO, ARM 1.621%, 9/19/44	124,951	116
Goldman Sachs Mortgage Securities Trust Series 2012-GCJ9, Class A3 2.773%, 11/10/45	310,000	312
Goldman Sachs Mortgage Securities Trust Series 2016-GS2, Class A4 3.05%, 5/10/49	385,000	381
Goldman Sachs Mortgage-Backed Securities Trust Series 2014-EB1A, Class 2A1, CMO, ARM 2.477%, 7/25/44 (6)	146,768	146
Greenwich Capital Commercial Funding Series 2007-GG9, Class AM 5.475%, 3/10/39	16,429	16
GSAA Home Equity Trust Series 2005-8, Class A3, ARM 1.208%, 6/25/35	294,829	280
JPMorgan Barclays Bank Commercial Mortgage Securities Series 2014-C19, Class AS, ARM 4.243%, 4/15/47	290,000	308
JPMorgan Barclays Bank Commercial Mortgage Securities Series 2014-C22, Class A4 3.801%, 9/15/47	445,000	464
JPMorgan Barclays Bank Commercial Mortgage Securities Series 2014-C24, Class A5 3.639%, 11/15/47	185,000	192
JPMorgan Barclays Bank Commercial Mortgage Securities Series 2015-C30, Class A2 3.087%, 7/15/48	69,000	71
JPMorgan Barclays Bank Commercial Mortgage Securities Series 2015-C30, Class A5 3.822%, 7/15/48	450,000	471
JPMorgan Barclays Bank Commercial Mortgage Securities Series 2015-C31, Class A3 3.801%, 8/15/48	540,000	565

JPMorgan Barclays Bank Commercial Mortgage Securities Series 2016-C2, Class A4 3.144%, 6/15/49	290,000	290
JPMorgan Chase Commercial Mortgage Securities Series 2007-LD12, Class A4, ARM 5.882%, 2/15/51	613,626	619
JPMorgan Chase Commercial Mortgage Securities Series 2012-C8, Class A3 2.829%, 10/15/45	405,000	409
JPMorgan Chase Commercial Mortgage Securities Series 2013-LC11, Class A5 2.96%, 4/15/46	350,000	354
JPMorgan Chase Commercial Mortgage Securities Series 2014-C25, Class A5 3.672%, 11/15/47	205,000	214
JPMorgan Chase Commercial Mortgage Securities Series 2016-ARTM, Class A 2.962%, 10/5/28 (6)	675,000	679
JPMorgan Chase Commercial Mortgage Securities Series 2016-JP3, Class B, ARM 3.397%, 8/15/49	215,000	211
Liberty Street Trust Series 2016-225L, Class A 3.597%, 2/10/36 (6)	220,000	227
Madison Avenue Trust Series 2015-11MD, Class A 3.555%, 9/10/35 (6)	205,000	212
Merrill Lynch Mortgage Trust Series 2007-C1, Class A4, ARM 5.841%, 6/12/50	367,468	369
Mill City Mortgage Trust Series 2016-1, Class A, CMO, ARM 2.50%, 4/25/57 (6)	231,429	230
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C24, Class A4 3.732%, 5/15/48	80,000	84
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C24, Class AS, ARM 4.036%, 5/15/48	75,000	78

Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C24, Class B, ARM 4.353%, 5/15/48	135,000	137
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C24, Class C, ARM 4.353%, 5/15/48	90,000	83
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C25, Class A5 3.635%, 10/15/48	75,000	78
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C27, Class A4 3.753%, 12/15/47	270,000	282
Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C29, Class A4 3.325%, 5/15/49	165,000	167
Morgan Stanley Capital I Series 2007-IQ14, Class A4 5.692%, 4/15/49	161,766	162
Morgan Stanley Capital I Series 2015-MS1, Class AS, ARM 4.03%, 5/15/48	45,000	47
Nationstar Home Equity Loan Trust Series 2016-1A, Class A 2.981%, 2/25/26 (6)	84,536	84
One Market Plaza Trust Series 2017-1MKT, Class A 3.614%, 2/10/32 (6)	415,000	428
Palisades Center Trust Series 2016-PLSD, Class A 2.713%, 4/13/33 (6)	780,000	779
Seasoned Credit Risk Transfer Series 2016-1, Class M1 3.00%, 9/25/55 (6)	130,000	122
Structured Agency Credit Risk Debt Notes Series 2014-DN3, Class M2, CMO, ARM 3.178%, 8/25/24	67,827	68
Structured Agency Credit Risk Debt Notes Series 2014-HQ2, Class M2, CMO, ARM 2.978%, 9/25/24	325,000	332

Structured Agency Credit Risk Debt Notes Series 2014-HQ3, Class M2, CMO, ARM 3.428%, 10/25/24	99,659	101
Structured Agency Credit Risk Debt Notes Series 2015-DN1, Class M2, CMO, ARM 3.178%, 1/25/25	180,562	181
Structured Agency Credit Risk Debt Notes Series 2015-DNA1, Class M2 2.628%, 10/25/27	620,000	632
Structured Agency Credit Risk Debt Notes Series 2015-DNA3, Class M2 3.628%, 4/25/28	325,000	336
Structured Agency Credit Risk Debt Notes Series 2015-HQ1, Class M2 2.978%, 3/25/25	300,630	304
Structured Agency Credit Risk Debt Notes Series 2015-HQ2, Class M2 2.728%, 5/25/25	1,015,000	1,033
Structured Agency Credit Risk Debt Notes Series 2015-HQA1, Class M2, ARM 3.428%, 3/25/28	513,457	526
Structured Agency Credit Risk Debt Notes Series 2015-HQA2, Class M2, CMO, ARM 3.578%, 5/25/28	486,020	500
Structured Agency Credit Risk Debt Notes Series 2016-DNA1, M2, CMO, ARM 3.678%, 7/25/28	265,000	276
Structured Agency Credit Risk Debt Notes Series 2016-DNA3, Class M2, CMO, ARM 2.778%, 12/25/28	430,000	439
Structured Agency Credit Risk Debt Notes Series 2017-DNA1, Class M1, CMO, ARM 1.978%, 7/25/29	248,891	250
Structured Agency Credit Risk Debt Notes Series 2017-HQA1, Class M1, CMO, ARM 1.97%, 8/25/29	250,000	251
Terwin Mortgage Trust Series 2005-14HE, Class AF2 4.849%, 8/25/36	23,158	23

Towd Point Mortgage Trust Series 2015-3, Class A1B 3.00%, 3/25/54 (6)	298,717	301
Towd Point Mortgage Trust Series 2015-4, Class A1B 2.75%, 4/25/55 (6)	378,231	378
Towd Point Mortgage Trust Series 2016-1 Class A1B 2.75%, 2/25/55 (6)	331,777	332
Towd Point Mortgage Trust Series 2015-5 Class A1B 2.75%, 5/25/55 (6)	229,883	230
Towd Point Mortgage Trust Series 2016-1, Class A3B, CMO, ARM 3.00%, 2/25/55 (6)	403,214	403
Towd Point Mortgage Trust Series 2016-2, Class A1A, CMO, ARM 2.75%, 8/25/55 (6)	274,357	273
Towd Point Mortgage Trust Series 2016-4, Class A1, CMO, ARM 2.25%, 7/25/56 (6)	333,347	329
Towd Point Mortgage Trust Series 2017-1, Class A1, CMO, ARM 2.75%, 10/25/56 (6)	350,000	349
WaMu Mortgage PTC Series 2005-AR12, Class 2A1, CMO, ARM 3.038%, 9/25/35	5,596	6
Wells Fargo Comm. Mtge. Trust Series 2016-C34, Class A4 3.096%, 6/15/49	655,000	648
Wells Fargo Commercial Mortgage Trust Series 2015-LC20, Class C, ARM 4.056%, 4/15/50	300,000	274
Wells Fargo Commercial Mortgage Trust Series 2015-NXS2, Class A2 3.02%, 7/15/58	270,000	277
Wells Fargo Commercial Mortgage Trust Series 2015-NXs2, Class A5, ARM 3.767%, 7/15/58	635,000	662

Wells Fargo Commercial Mortgage Trust Series 2015-NXS2, Class AS, ARM 4.121%, 7/15/58	90,000	94
Wells Fargo Commercial Mortgage Trust Series 2015-NXS2, Class B, ARM 4.251%, 7/15/58	130,000	130
Wells Fargo Commercial Mortgage Trust Series 2015-NXS2, Class C 4.251%, 7/15/58	70,000	66
Wells Fargo Commercial Mortgage Trust Series 2015-SG1, Class A4 3.789%, 9/15/48	465,000	485
Wells Fargo Mortgage Backed Securities Trust Series 2003-O, Class 5A1, CMO, ARM 2.898%, 1/25/34	20,716	21
Wells Fargo Mortgage Backed Securities Trust Series 2004-G, Class A3, CMO, ARM 3.041%, 6/25/34	9,742	10
WF-RBS Commercial Mortgage Trust Series 2013-C13, Class A4 3.001%, 5/15/45	510,000	515
WF-RBS Commercial Mortgage Trust Series 2013-C18, Class A3 3.651%, 12/15/46	260,000	271
WF-RBS Commercial Mortgage Trust Series 2014-C20, Class AS 4.176%, 5/15/47	470,000	497
Total Non-U.S. Government Mortgage-Backed Securities (Cost $33,528)		33,256

U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED SECURITIES 7.0%

U.S. Government Agency Obligations 5.7% (7)

Federal Home Loan Mortgage		
1.426%, 8/25/17	57,135	57
1.875%, 4/25/22	222,812	222
2.50%, 5/1/28 - 4/1/30	766,300	771
3.00%, 12/1/42 - 2/1/47	5,753,394	5,731

3.50%, 8/1/42 - 5/1/46	3,684,749	3,793
4.00%, 6/1/24 - 9/1/45	2,103,355	2,219
4.50%, 11/1/18 - 5/1/42	1,587,666	1,710
5.00%, 10/1/18 - 8/1/40	824,191	903
5.50%, 3/1/18 - 10/1/38	242,511	269
6.00%, 5/1/17 - 8/1/38	201,324	229
6.50%, 3/1/32 - 9/1/34	68,993	78
7.00%, 4/1/32 - 6/1/32	5,340	6
Federal Home Loan Mortgage, ARM		
2.801%, 10/1/36	14,385	15
2.846%, 10/1/36	12,981	14
2.975%, 7/1/35	12,139	13
3.025%, 8/1/36	6,380	6
3.035%, 9/1/32	855	1
3.369%, 1/1/37	18,216	20
3.409%, 2/1/37	72,627	76
3.486%, 11/1/36	14,918	16
3.536%, 12/1/36	8,929	9
3.56%, 2/1/37	64,621	69
3.671%, 2/1/37	89,177	95
Federal Home Loan Mortgage, CMO, ARM		
1.22%, 10/15/46 - 1/15/47	671,225	671
1.266%, 2/15/47	306,086	306
1.27%, 4/15/46 - 10/15/46	1,852,923	1,858
Federal National Mortgage Assn.		
2.50%, 10/1/27 - 12/1/46	6,239,729	6,184
3.00%, 1/1/27 - 1/1/47	25,918,675	25,880
3.50%, 5/1/42 - 5/1/46	22,647,536	23,278
4.00%, 3/1/24 - 12/1/45	9,213,551	9,720
4.50%, 5/1/19 - 12/1/45	3,935,025	4,238

5.00%, 6/1/18 - 11/1/44	3,581,960	3,934
5.50%, 3/1/17 - 9/1/41	2,254,546	2,526
6.00%, 5/1/21 - 5/1/42	2,110,653	2,396
6.50%, 5/1/17 - 5/1/40	540,096	615
7.00%, 1/1/31 - 7/1/32	7,708	9
Federal National Mortgage Assn., ARM, 3.046%, 8/1/36	44,661	48
Federal National Mortgage Assn., CMO, ARM		
1.221%, 3/25/47	435,000	435
1.228%, 10/25/46	415,095	415
1.278%, 9/25/46 - 11/25/46	1,344,698	1,349
Federal National Mortgage Assn., CMO, IO, 6.50%, 2/25/32	4,252	1
Federal National Mortgage Assn., TBA, 3.50%, 1/1/42	125,000	128
		100,313
U.S. Government Obligations 1.3%		
Government National Mortgage Assn.		
2.50%, 12/20/42 - 3/20/43	2,508,018	2,444
3.00%, 9/15/42 - 11/20/46	4,299,568	4,361
3.50%, 7/20/42 - 10/20/46	6,774,977	7,064
4.00%, 2/20/41 - 12/20/45	3,601,206	3,818
4.50%, 11/20/39 - 1/20/46	1,819,322	1,965
5.00%, 7/20/39 - 8/20/41	1,428,470	1,587
5.50%, 1/20/36 - 6/20/44	668,201	750
6.00%, 4/15/36	4,613	5
6.50%, 2/15/28 - 12/20/33	75,505	86
7.00%, 2/20/27 - 7/20/27	9,388	11
7.50%, 11/15/25 - 6/15/32	8,104	9
8.00%, 3/15/22 - 10/20/25	1,453	2
Government National Mortgage Assn., CMO, IO		
3.50%, 4/20/39-5/20/43	422,089	61

4.00%, 5/20/37 - 2/20/43	606,842	100
4.50%, 11/20/37 - 12/20/39	333,697	19
Government National Mortgage Assn., TBA, 4.50%, 1/1/34	325,000	347
		22,629
Total U.S. Government & Agency Mortgage-Backed Securities (Cost $123,332)		122,942

U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING MORTGAGE-BACKED) 4.3%

U.S. Government Agency Obligations 0.0% (7)

Federal National Mortgage Assn., 7.125%, 1/15/30	65,000	94
		94

U.S. Treasury Obligations 4.3%

U.S. Treasury Bonds, 2.50%, 2/15/46	905,000	820
U.S. Treasury Bonds, 2.50%, 5/15/46	220,000	199
U.S. Treasury Bonds, 2.875%, 11/15/46	1,525,000	1,496
U.S. Treasury Bonds, 3.00%, 11/15/44	3,795,000	3,813
U.S. Treasury Bonds, 3.00%, 5/15/45	3,625,000	3,640
U.S. Treasury Bonds, 3.125%, 2/15/43	7,105,000	7,313
U.S. Treasury Bonds, 3.375%, 5/15/44	3,725,000	4,013
U.S. Treasury Bonds, 4.625%, 2/15/40	2,300,000	2,978
U.S. Treasury Inflation-Indexed Notes, 0.125%, 7/15/26	4,144,669	4,072
U.S. Treasury Inflation-Indexed Notes, 0.375%, 1/15/27	2,143,842	2,150
U.S. Treasury Inflation-Indexed Notes, 0.625%, 1/15/26	6,513,009	6,673
U.S. Treasury Notes, 0.625%, 11/30/17	3,010,000	3,006
U.S. Treasury Notes, 0.875%, 6/15/19	245,000	243
U.S. Treasury Notes, 1.50%, 5/31/19 (8)	6,745,000	6,774
U.S. Treasury Notes, 1.50%, 11/30/19	8,915,000	8,928
U.S. Treasury Notes, 1.625%, 8/31/19	3,485,000	3,506
U.S. Treasury Notes, 1.625%, 2/15/26	1,580,000	1,486

U.S. Treasury Notes, 1.625%, 5/15/26	830,000	779
U.S. Treasury Notes, 2.00%, 8/31/21	8,480,000	8,530
U.S. Treasury Notes, 2.00%, 2/15/25	870,000	851
U.S. Treasury Notes, 2.75%, 2/15/19 (8)	3,950,000	4,065
		75,335
Total U.S. Government Agency Obligations (Excluding Mortgage-Backed) (Cost $74,146)		75,429

FOREIGN GOVERNMENT OBLIGATIONS & MUNICIPALITIES 0.5%

Autoridad del Canal de Panama, 4.95%, 7/29/35 (6)	200,000	214
CCCI Treasure, FRN, 3.50%, 12/29/49	200,000	202
CNOOC Finance, 3.50%, 5/5/25	700,000	696
CNOOC Finance, 4.25%, 4/30/24	200,000	210
Comision Federal de Eletricidad, 4.875%, 1/15/24 (6)	200,000	205
CRCC Yupeng, FRN, 3.95%, 2/28/49	620,000	635
Government of Bermuda, 4.854%, 2/6/24 (6)	510,000	539
Kingdom of Morocco, 4.25%, 12/11/22 (6)	400,000	417
Pertamina, 4.30%, 5/20/23	200,000	206
Pertamina, 6.45%, 5/30/44 (6)	220,000	244
Petroleos Mexicanos, 3.50%, 7/18/18	515,000	525
Petroleos Mexicanos, 3.50%, 7/23/20	310,000	312
Petroleos Mexicanos, 4.875%, 1/24/22	355,000	363
Petroleos Mexicanos, 5.375%, 3/13/22 (6)	130,000	136
Petroleos Mexicanos, 6.375%, 2/4/21	195,000	212
Province of Manitoba, 1.30%, 4/3/17	415,000	415
Province of Manitoba, 3.05%, 5/14/24	155,000	158
Province of Ontario, 1.20%, 2/14/18	185,000	184
Province of Ontario, 2.50%, 9/10/21	1,015,000	1,022
Republic of Indonesia, 3.70%, 1/8/22 (6)	200,000	206

Republic of Slovenia, 5.85%, 5/10/23	315,000	360
Swedish Export Credit, 5.125%, 3/1/17	465,000	465
United Mexican States, 4.125%, 1/21/26	1,150,000	1,179
Total Foreign Government Obligations & Municipalities (Cost $8,938)		9,105
MUNICIPAL SECURITIES 0.7%		
California 0.1%		
Bay Area Toll Auth., Build America, 6.263%, 4/1/49	405,000	560
East Bay Municipal Utility Dist., Build America, 5.874%, 6/1/40	385,000	494
Los Angeles Airport, Build America, Series C, 7.053%, 5/15/40	205,000	291
Los Angeles Community College Dist., Build America 6.75%, 8/1/49	440,000	656
San Diego County Water Auth., Build America, Series B 6.138%, 5/1/49	115,000	151
		2,152
Colorado 0.0%		
Denver School Dist. No. 1, Public Schools, Series B, COP 4.242%, 12/15/37	165,000	171
		171
District of Columbia 0.0%		
District of Columbia, Income Tax, Build America, Series E 5.591%, 12/1/34	50,000	62
		62
Florida 0.0%		
Florida Board of Administration Fin. Corp., Hurricane Catastrophe Fund, Series A, 2.995%, 7/1/20	335,000	345
Florida Board of Administration Fin. Corp., Series A 2.163%, 7/1/19	265,000	267
		612

Georgia 0.0%		
Georgia, Series E, 5.00%, 12/1/26	290,000	359
		359
Illinois 0.1%		
Chicago, O'Hare Int'l. Airport, Build America, 6.395%, 1/1/40	180,000	239
Metropolitan Water Reclamation Dist. of Chicago, Build America, 5.72%, 12/1/38	325,000	394
		633
Maryland 0.1%		
Maryland Transportation Auth., Build America, 5.888%, 7/1/43	315,000	399
Maryland Transportation Auth., Build America, Series B 5.754%, 7/1/41	410,000	504
		903
New York 0.2%		
Metropolitan Transportation Auth., Dedicated Tax Fund Build America, 7.336%, 11/15/39	70,000	103
New York City, Build America, Series F1, 6.271%, 12/1/37	500,000	666
New York City, Build America, Series H-1, 5.846%, 6/1/40	705,000	919
New York City Municipal Water Fin. Auth., Water & Sewer Build America, 5.952%, 6/15/42	110,000	145
New York City Transitional Fin. Auth., Build America 5.508%, 8/1/37	640,000	788
Port Auth. of New York & New Jersey, Consolidated 174th 4.458%, 10/1/62	710,000	740
		3,361
North Carolina 0.1%		
North Carolina Eastern Municipal Power Agency 1.561%, 7/1/17	170,000	170
North Carolina Eastern Municipal Power Agency 2.003%, 7/1/18	15,000	15

SECURITIES LENDING COLLATERAL 0.0%

Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank 0.0%		
Short-Term Funds 0.0%		
T. Rowe Price Short-Term Fund, 0.72% (9)(11)	15,353	154
Total Investments through Securities Lending Program with JPMorgan Chase Bank		154
Total Securities Lending Collateral (Cost $154)		154
Total Investments in Securities		
100.0% of Net Assets (Cost $1,523,481)		**$ 1,756,855**

‡ Shares/Par are denominated in U.S. dollars unless otherwise noted.

(1) Non-income producing

(2) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period-end amounts to $183 and represents 0% of net assets.

(3) All or a portion of this security is on loan at February 28, 2017 -- total value of such securities at period-end amounts to $148. See Note .

(4) Level 3 in fair value hierarchy. See Note 2.

(5) The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.

(6) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers -- total value of such securities at period-end amounts to $55,586 and represents 3.2% of net assets.

(7) The issuer currently operates under a federal conservatorship; however, its securities are neither issued nor guaranteed by the U.S. government.

(8) At February 28, 2017, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.

(9) Affiliated Company

(10) SEC 30-day yield

(11) Seven-day yield

(12) Shares/Par amount represents either the total number of shares or total contract value of the securities underlying the options. See Note 3.

(13) All or a portion of this security is pledged to cover written call options at February 28,2017

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 28, 2017. Purchase and sales cost and investment income reflect all activity for the period then ended.

Affiliate	Purchase Cost	Sales Cost	Investment Income	Value 2/28/17	Value 5/31/16
T. Rowe Price Global Unconstrained Bond Fund	$ 91,603	$ —	$ 63	$ 90,196	$ —
T. Rowe Price Inflation Protected Bond Fund	9,612	—	112	9,509	—
T. Rowe Price Institutional Emerging Markets Bond Fund	11,915	13,606	5,339	101,812	97,810
T. Rowe Price Institutional Emerging Markets Equity Fund	334	13,166	612	37,211	43,928
T. Rowe Price Institutional High Yield Fund	15,016	16,676	5,016	108,636	102,277
T. Rowe Price Institutional International Bond Fund	5,868	15,498	1,377	81,171	93,566
T. Rowe Price Limited Duration Inflation Focused Bond Fund	9,500	—	—	9,500	—
T. Rowe Price Real Assets Fund	366	6,889	732	17,813	22,240
T. Rowe Price Government Reserve Fund +	¤	¤	—	—	236,449
T. Rowe Price Short-Term Fund#	¤	¤	—^	154	6,165
T. Rowe Price Treasury Reserve Fund	—	—	366	140,562	—
Totals			$ 13,617	$ 596,564	$ 602,435

+ At May 31, 2016, the underlying fund's name was T. Rowe Price Reserve Investment Fund.
# AT May 31, 2016, the underlying fund's name was T. Rowe Price Short-Term Reserve Fund.
¤ Purchase and sale information not shown for cash management funds.
^ Excludes earnings on securities lending collateral, which are subject to rebates and fees.

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Personal Strategy Income Fund
Unaudited

Notes To Portfolio of Investments

T. Rowe Price Personal Strategy Funds, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The Personal Strategy Income Fund (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks the highest total return over time consistent with a primary emphasis on income and a secondary emphasis on capital growth. The fund pursues this objective by investing in a diversified portfolio typically consisting of approximately 40% stocks, 40% bonds, and 20% money market securities.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation
The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the Portfolio of Investments may differ from the values ultimately realized upon sale or maturity.

Investment Transactions
Investment transactions are accounted for on the trade date.

Currency Translation
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction.

New Accounting Guidance
In October 2016, the Securities and Exchange Commission (SEC) issued a new rule, Investment Company Reporting Modernization, which, among other provisions, amends Regulation S-X to require standardized, enhanced disclosures, particularly related to derivatives, in investment company financial statements. Compliance with the guidance is effective for financial statements filed with the SEC on or after August 1, 2017; adoption will have no effect on the fund’s net assets or results of operations.

NOTE 2 – VALUATION

The fund’s financial instruments are valued and each class’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 – unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Debt securities generally are traded in the OTC market. Securities with remaining maturities of one year or more at the time of acquisition are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy. Investments in private investment companies are valued at the investee’s NAV per share as of the valuation date, if available. If the investee’s NAV is not available as of the valuation date or is not calculated in accordance with GAAP, the Valuation Committee may adjust the investee’s NAV to reflect fair value at the valuation date. Investments in private investment companies generally are categorized either in Level 2 or 3, depending on the significance of unobservable inputs. Exchange-traded options on futures contracts are valued at closing settlement prices and generally are categorized in Level 1 of the fair value hierarchy. Financial futures contracts are valued at closing settlement prices and are categorized in Level 1 of the fair value hierarchy. Swaps are valued at prices furnished by independent swap dealers or by an independent pricing service and generally are categorized in Level 2 of the fair value hierarchy; however, if unobservable inputs are significant to the valuation, the swap would be categorized in Level 3.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants; transaction information can be reliably obtained; and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on February 28, 2017:

There were no material transfers between Levels 1 and 2 during the period ended February 28, 2017.

Following is a reconciliation of the fund’s Level 3 holdings for the period ended February 28, 2017. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at February 28, 2017, totaled $3,179,000 for the period ended February 28, 2017. Transfers into and out of Level 3 are reflected at the value of the financial instrument at the beginning of the period. Transfers out of Level 3 were because observable market data became available for the security during the period.

In accordance with GAAP, the following table provides quantitative information about significant unobservable inputs used to determine the fair valuations of the fund's Level 3 assets, by class of financial instrument; it also indicates the sensitivity of the Level 3 valuations to changes in those significant unobservable inputs. Because the Valuation Committee considers a wide variety of factors and inputs, both observable and unobservable, in determining fair value, the unobservable inputs presented do not reflect all inputs significant to the fair value determination.

Investments in Securities	Market Value (000s)	Valuation Technique(s)	Significant Unobservable Input(s)	Value or Range of Input(s)	Impact to Valuation from an Increase in Input*
Common Stock	$ 13	Market comparable	Enterprise value to EBITDA multiple	18.4x	Increase
			Discount for lack of marketability	10%	Decrease
			EBITDA growth rate	21%	Increase
			Enterprise value to sales multiple	8.6x	Increase
Convertible Preferred Stocks	$ 108	Recent comparable transaction price(s)	-#	-#	-#
		Market comparable	Enterprise value to sales multiple	3.3x - 5.1x	Increase
			Discount for lack of marketability	10%	Decrease
			Sales growth rate	12% - 65%	Increase
Private Investment Companies	$87,173	Rollforward of Investee NAV	Estimated return	0.38%	Increase

- No quantitative unobservable inputs significant to the valuation technique were created by the fund's management.

* Represents the directional change in the fair value of the Level 3 investment(s) that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.

NOTE 3 - DERIVATIVE INSTRUMENTS

The fund may invest in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information. The fund may use derivatives for a variety of purposes, such as seeking to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, or to adjust credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based. The fund at all times maintains sufficient cash reserves, liquid assets, or other SEC-permitted asset types to cover its settlement obligations under open derivative contracts. The fund values its derivatives at fair value, as described in Note 2.

Counterparty Risk and Collateral
The fund invests in derivatives in various markets, which expose it to differing levels of counterparty risk. Counterparty risk on exchange-traded and centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps, is minimal because the clearinghouse provides protection against counterparty defaults. For futures and centrally cleared swaps, the fund is required to deposit collateral in an amount specified by the clearinghouse and the clearing firm (margin requirement) and the margin requirement must be maintained over the life of the contract. Each clearinghouse and clearing firm, in its sole discretion, may adjust the margin requirements applicable to the fund.

Derivatives, such as bilateral swaps, forward currency exchange contracts, and OTC options, that are transacted and settle directly with a counterparty (bilateral derivatives) expose the fund to greater counterparty risk. To mitigate this risk, the fund has entered into master netting arrangements (MNAs) with certain counterparties that permit net settlement under specified conditions and, for certain counterparties, also require the exchange of collateral to cover mark-to-market exposure. MNAs may be in the form of International Swaps and Derivatives Association master agreements (ISDAs) or foreign exchange letter agreements (FX letters).

MNAs provide the ability to offset amounts the fund owes a counterparty against amounts the counterparty owes the fund (net settlement). Both ISDAs and FX letters generally allow termination of transactions and net settlement upon the occurrence of contractually specified events, such as failure to pay or bankruptcy. In addition, ISDAs specify other events, the occurrence of which would allow one of the parties to terminate. For example, a downgrade in credit rating of a counterparty would allow the fund to terminate while a decline in the fund’s net assets of more than a specified percentage would allow the counterparty to terminate. Upon termination, all transactions with that counterparty would be liquidated and a net termination amount settled. ISDAs include collateral agreements whereas FX letters do not. Collateral requirements are determined daily based on the net aggregate unrealized gain or loss on all bilateral derivatives with a counterparty, subject to minimum transfer amounts that typically range from $100,000 to $250,000. Any additional collateral required due to changes in security values is transferred the next business day.

Collateral may be in the form of cash or debt securities issued by the U.S. government or related agencies; securities posted by the fund are so noted in the accompanying Portfolio of Investments. For bilateral derivatives, collateral posted or received by the fund is held in a segregated account by the fund’s custodian. As of February 28, 2017, no collateral was pledged by either the fund or counterparties for bilateral derivatives. As of February 28, 2017, securities valued at $2,684,000 had been posted by the fund for exchange-traded and/or centrally cleared derivatives.

Futures Contracts
The fund may enter into futures contracts to manage exposure to interest rates, security prices, foreign currencies, and credit quality; as an efficient means of adjusting exposure to all or part of a target market; to enhance income; as a cash management tool; or to adjust credit exposure. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms. Payments are made or received by the fund each day to settle daily fluctuations in the value of the contract (variation margin), which reflect changes in the value of the underlying financial instrument. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values, interest rates, or currency values; and potential losses in excess of the fund’s initial investment.

Options
The fund may use options to manage exposure to security prices, interest rates, foreign currencies, and credit quality; as an efficient means of adjusting exposure to all or a part of a target market; to enhance income; as a cash management tool; or to adjust credit exposure. In return for a premium paid, call and put options on futures give the holder the right, but not the obligation, to purchase or sell, respectively, a position in a particular futures contract at a specified exercise price. In return for a premium paid, call and put index options give the holder the right, but not the obligation, to receive cash equal to the difference between the value of the reference index on the exercise date and the exercise price of the option. Risks related to the use of options include possible illiquidity of the options markets; trading restrictions imposed by an exchange or counterparty; movements in the underlying asset values and/or interest rates; and, for written options, potential losses in excess of the fund’s initial investment.

Swaps
The fund may use swaps in an effort to manage exposure to changes in interest rates, inflation rates, and credit quality; to adjust overall exposure to certain markets; to enhance total return or protect the value of portfolio securities; to serve as a cash management tool; or to adjust portfolio duration and credit exposure. Swap agreements can be settled either directly with the counterparty (bilateral swap) or through a central clearinghouse (centrally cleared swap). For bilateral swaps, cash payments are made or received by the fund on a periodic basis in accordance with contract terms. For centrally cleared swaps, payments are made or received by the fund each day to settle the daily fluctuation in the value of the contract (variation margin).

Credit default swaps are agreements where one party (the protection buyer) agrees to make periodic payments to another party (the protection seller) in exchange for protection against specified credit events, such as certain defaults and bankruptcies related to an underlying credit instrument, or issuer or index of such instruments. Upon occurrence of a specified credit event, the protection seller is required to pay the buyer the difference between the notional amount of the swap and the value of the underlying credit, either in the form of a net cash settlement or by paying the gross notional amount and accepting delivery of the relevant underlying credit. For credit default swaps where the underlying credit is an index, a specified credit event may affect all or individual underlying securities included in the index and will be settled based upon the relative weighting of the affected underlying security(ies) within the index. Generally, the payment risk for the seller of protection is inversely related to the current market price or credit rating of the underlying credit or the market value of the contract relative to the notional amount, which are indicators of the markets’ valuation of credit quality. Risks related to the use of credit default swaps include the possible inability of the fund to accurately assess the current and future creditworthiness of underlying issuers, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.

NOTE 4 – OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Emerging and Frontier Markets
The fund may invest, either directly or through investments in T. Rowe Price institutional funds, in securities of companies located in, issued by governments of, or denominated in or linked to the currencies of emerging and frontier market countries; at period-end, approximately 11% of the fund’s net assets were invested in emerging markets and 3% in frontier markets. Emerging markets, and to a greater extent frontier markets, generally have economic structures that are less diverse and mature, and political systems that are less stable, than developed countries. These markets may be subject to greater political, economic, and social uncertainty and differing regulatory environments that may potentially impact the fund’s ability to buy or sell certain securities or repatriate proceeds to U.S. dollars. Such securities are often subject to greater price volatility, less liquidity, and higher rates of inflation than U.S. securities. Investing in frontier markets is significantly riskier than investing in other countries, including emerging markets.

Noninvestment-Grade Debt
At February 28, 2017, approximately 11% of the fund’s net assets were invested, either directly or through its investments in T. Rowe Price institutional funds, in noninvestment-grade debt including “high yield” or “junk” bonds or leveraged loans. The noninvestment-grade debt market may experience sudden and sharp price swings due to a variety of factors, including changes in economic forecasts, stock market activity, large sustained sales by major investors, a high-profile default, or a change in market sentiment. These events may decrease the ability of issuers to make principal and interest payments and adversely affect the liquidity or value, or both, of such securities. Investments in noninvestment-grade holdings may be considered speculative.

Restricted Securities
The fund may invest in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

TBA Purchase and Sale Commitments
The fund may enter into to-be-announced (TBA) purchase or sale commitments (collectively, TBA transactions), pursuant to which it agrees to purchase or sell, respectively, mortgage-backed securities for a fixed unit price, with payment and delivery at a scheduled future date beyond the customary settlement period for such securities. With TBA transactions, the particular securities to be received or delivered by the fund are not identified at the trade date; however, the securities must meet specified terms, including issuer, rate, and mortgage term, and be within industry-accepted “good delivery” standards. The fund may enter into TBA transactions with the intention of taking possession of or relinquishing the underlying securities, may elect to extend the settlement by “rolling” the transaction, and/or may use TBA transactions to gain or reduce interim exposure to particular securities. Until settlement, the fund maintains liquid assets sufficient to settle its TBA commitments.

To mitigate counterparty risk, the fund has entered into agreements with TBA counterparties that provide for collateral and the right to offset amounts due to or from those counterparties under specified conditions. Subject to minimum transfer amounts, collateral requirements are determined and transfers made based on the net aggregate unrealized gain or loss on all TBA commitments with a particular counterparty. At any time, the fund’s risk of loss from a particular counterparty related to its TBA commitments is the aggregate unrealized gain on appreciated TBAs in excess of unrealized loss on depreciated TBAs and collateral received, if any, from such counterparty. As of February 28, 2017, no collateral was pledged by either the fund or counterparties for TBAs.

Securities Lending
The fund may lend its securities to approved brokers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities, valued at 102% to 105% of the value of the securities on loan. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered the next business day. Cash collateral is invested by the lending agent(s) in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying Portfolio of Investments, but collateral received in the form of securities is not. At February 28, 2017, the value of loaned securities was $148,000; the value of cash collateral and related investments was $154,000.

Mortgage-Backed Securities
The fund may invest in mortgage-backed securities (MBS or pass-through certificates) that represent an interest in a pool of specific underlying mortgage loans and entitle the fund to the periodic payments of principal and interest from those mortgages. MBS may be issued by government agencies or corporations, or private issuers. Most MBS issued by government agencies are guaranteed; however, the degree of protection differs based on the issuer. The fund also may invest in stripped MBS, created when a traditional MBS is split into an interest-only (IO) and a principal-only (PO) strip. MBS, including IOs and POs, are sensitive to changes in economic conditions that affect the rate of prepayments and defaults on the underlying mortgages; accordingly, the value, income, and related cash flows from MBS may be more volatile than other debt instruments. IOs also risk loss of invested principal from faster-than-anticipated prepayments.

Investment in Blackstone Partners Offshore Fund
The fund invested in Blackstone Partners Offshore Fund Ltd. (Blackstone Partners), a multi-strategy hedge fund-of-funds offered by Blackstone Alternative Asset Management (BAAM), a unit of Blackstone Group L.P. (Blackstone). Blackstone Partners provides fund exposure to alternative investments primarily through Blackstone Partners’ investments in underlying private investment funds, and the underlying funds are mostly managed by investment managers unaffiliated with BAAM or Blackstone. Blackstone Partners and the underlying funds may use leverage, engage in short-selling, and invest in commodities or other speculative investments, which may increase the risk of investment loss. Blackstone Partners and the underlying funds are not subject to the same regulatory requirements as open-end mutual funds, and, therefore, their investments and related valuations may not be as transparent. Ownership interests in Blackstone Partners are not transferable and are subject to various redemption restrictions, such as advance notice requirements, limited redemption dates, and possible suspension of redemption rights. In addition, Blackstone Partners’ ownership in the underlying funds may also be subject to transfer and redemption restrictions, such as advance notice requirements, limited redemption dates, and possible suspension of redemption rights. All of these restrictions are subject to change at the sole discretion of Blackstone Partners or an underlying fund’s management. As of February 28, 2017, the fund’s investment in Blackstone Partners is subject to semi-annual redemption with 95 days prior written notice and is considered an illiquid asset.

NOTE 5 - FEDERAL INCOME TAXES

At February 28, 2017, the cost of investments for federal income tax purposes was $1,523,482,000. Net unrealized gain aggregated $234,196,000 at period-end, of which $250,036,000 related to appreciated investments and $15,840,000 related to depreciated investments.

NOTE 6 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Government Reserve Fund, the T. Rowe Price Treasury Reserve Fund, or the T. Rowe Price Short-Term Fund (collectively, the Price Reserve Funds), open-end management investment companies managed by T. Rowe Price Associates, Inc. (Price Associates) and considered affiliates of the fund. The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. The Price Reserve Funds pay no investment management fees.

The fund may also invest in certain other T. Rowe Price funds (Price Funds) as a means of gaining efficient and cost-effective exposure to certain markets. Each underlying Price Fund is an open-end management investment company managed by Price Associates and is considered an affiliate of the fund. To ensure that the fund does not incur duplicate management fees (paid by the underlying Price Fund(s) and the fund), Price Associates has agreed to permanently waive a portion of its management fee charged to the fund in an amount sufficient to fully offset that portion of management fees paid by each underlying Price Fund related to the fund’s investment therein.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Personal Strategy Funds, Inc.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date April 27, 2017

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date April 27, 2017

	By	/s/ Catherine D. Mathews
Catherine D. Mathews
Principal Financial Officer

Date April 27, 2017